UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                    The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                 Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                 Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:   213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (36%)
5,000,000	FFCB, 1.12%, 8/08/18 (a)	$5,000
6,650,000	FFCB, 1.24%, 11/27/17 (a)	6,653
200,000	FFCB, 1.26%, 8/04/17 (a)	200
1,000,000	FFCB, 1.26%, 12/08/17 (a)	1,000
2,720,000	FFCB, 1.26%, 3/22/18 (a)	2,718
500,000	FFCB, 1.27%, 8/29/17 (a)	500
5,800,000	FFCB, 1.30%, 10/19/18 (a)	5,815
1,000,000	FFCB, 1.35%, 8/01/17 (a)	1,000
6,000,000	FFCB Disc Note, 1.16%, 3/07/18 (b)	5,958
1,500,000	FHLB, 1.08%, 4/06/18 (a)	1,501
10,000,000	FHLB, 1.25%, 1/26/18 (a)	10,010
1,000,000	FHLB, 1.26%, 8/04/17 (a)	1,000
10,000,000	FHLB Disc Note, 1.01%, 8/04/17 (b)	9,999
19,000,000	FHLB Disc Note, 1.03%, 9/13/17 (b)	18,977
15,860,000	FHLB Disc Note, 1.07%, 10/06/17 (b)	15,829
10,000,000	FHLB Disc Note, 1.07%, 10/20/17 (b)	9,979
3,600,000	FHLB Disc Note, 1.14%, 1/19/18 (b)	3,581
16,616,000	FHLB Disc Note, 1.16%, 3/14/18 (b)	16,494
5,000,000	FHLMC, 1.08%, 1/11/18 (a)	5,000
10,000,000	FHLMC Disc Note, 1.01%, 8/31/17 (b)	9,993
6,190,000	FNMA, 0.88%, 8/28/17	6,191
10,000,000	FNMA, 1.00%, 9/27/17	10,005
1,000,000	FNMA, 1.24%, 10/05/17 (a)	1,000

Total U.S. Government Agency (Cost - $148,403)		148,403

NCUA Guaranteed (2%)
10,539,801	NCUA Guaranteed Notes Trust 2010-R2, 1.59%, 11/06/17 (a)
	(Cost - $10,541)	10,541

U.S. Treasury (20%)
10,000,000	U.S. Treasury Bill, 1.07%, 11/02/17 (b)	9,974
10,000,000	U.S. Treasury Bill, 1.10%, 10/12/17 (b)	9,981
10,000,000	U.S. Treasury Note, 0.75%, 10/31/17	9,995
10,000,000	U.S. Treasury Note, 1.00%, 9/15/17	10,001
10,000,000	U.S. Treasury Note, 1.24%, 10/31/17 (a)	10,004
5,000,000	U.S. Treasury Note, 1.25%, 7/31/18 (a)	5,003
5,000,000	U.S. Treasury Note, 1.26%, 4/30/18 (a)	5,008
20,000,000	U.S. Treasury Note, 1.34%, 1/31/18 (a)	20,030

Total U.S. Treasury (Cost - $79,996)		79,996

Investment Company (2%)
7,458,197	Dreyfus Treasury & Agency Cash Management, Institutional Shares
	(Cost - $7,458)	7,458

Principal or Shares	Security Description	Value (000)
Repurchase Agreement (32%)
50,000,000	Bank of Montreal Tri Party, 1.02% (c)	$50,000
40,000,000	Citigroup Tri Party, 1.03% (d)	40,000
40,000,000	Goldman Sachs Tri Party, 1.03% (e)	40,000

Total Repurchase Agreement (Cost - $130,000)		130,000

Total Investments (Cost - $376,398) (92%)		376,398
Other Assets, net of Liabilities (8%)		31,531

Net Assets (100%)		$407,929

(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 7/31/2017 is collateralized by the following securities:

Bank of Montreal Tri Party
32,495,200	U.S. Treasury Securities, maturity from Jan 18-May 27, yielding from 0.00%-2.38%	$32,640
8,953,547	FMAC, maturity dated July 47, yielding 4.00%	9,466
11,706,214	FNMA, maturity from May 37-July 47, yielding from 3.00%-3.50%	8,894

		$51,000

(d)	The repurchase agreement dated 7/27/2017 is collateralized by the following securities:

Citigroup Tri Party
30,638,100	U.S. Treasury Note, maturity dated February 40, yielding 4.63%	$40,800

(e)	The repurchase agreement dated 7/25/2017 is collateralized by the following securities:

Goldman Sachs Tri Party
486,564,068	FNMA, maturity from May 18-July 47, yielding from 2.50%-6.50%	$34,950
13,554,854	FMAC, maturity from July 31-May 46, yielding from 3.00%-6.50%	5,839
18,460	GNMA, maturity dated March 45, yielding 2.50%	11

		$40,800

1 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (18%)
4,820,000	American Express Credit Account Master Trust, 1.64%, 12/15/21	$4,819
3,013,000	AmeriCredit Automobile Receivables Trust 2014-3, 1.92%, 11/08/19	3,015
1,224,144	AmeriCredit Automobile Receivables Trust 2016-3, 1.37%, 11/08/19	1,224
2,500,000	Apidos CLO 144A, 2.45%, 4/15/25 (a)(b)	2,503
28	Asset Backed Funding Certificates, 1.85%, 4/25/34 (a)	—
5,700,000	Atlas Senior Loan Fund III Ltd. 144A, 2.38%, 8/18/25 (a)(b)	5,711
2,898,040	Babson CLO Ltd. 144A, 2.41%, 4/20/25 (a)(b)	2,902
1,730,000	BlueMountain CLO 2013-4 Ltd. 144A, 2.31%, 4/15/25 (a)(b)	1,730
805,000	Capital Auto Receivables Asset Trust 2014-1, 3.39%, 7/22/19	813
563,232	Capital Auto Receivables Asset Trust 2016-2, 1.32%, 1/22/19	563
1,400,000	Cent CLO LP 144A, 2.43%, 7/23/25 (a)(b)	1,403
1,246,325	CNH Equipment Trust 2014-C, 1.05%, 11/15/19	1,245
347,413	CNH Equipment Trust 2015-B, 1.37%, 7/15/20	347
637,297	Colony American Homes 2014-1 144A, 2.38%, 5/17/31 (a)(b)	641
5,843,377	Colony American Homes 2014-2 144A, 2.18%, 7/17/31 (a)(b)	5,849
3,791,308	Colony Starwood Homes 2016-2 Trust 144A, 2.48%, 12/17/33 (a)(b)	3,835
2,610,000	Dell Equipment Finance Trust 2017-1 144A, 1.86%, 6/24/19 (b)	2,611
3,100,000	Discover Card Execution Note Trust, 1.72%, 7/15/24 (a)	3,127
135,405	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (b)	135
970,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (b)	973
830,000	Dryden 31 Senior Loan Fund 144A, 2.38%, 4/18/26 (a)(b)	830
2,640,000	Dryden XXVIII Senior Loan Fund 144A, 2.28%, 8/15/25 (a)(b)	2,642
29,900	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (b)	30
2,300,000	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	2,295
1,640,000	First Investors Auto Owner Trust 2017-1 144A, 2.20%, 3/15/22 (b)	1,643
4,000,000	FREMF 2017-KT01 Multifamily Aggregation Period Risk Transfer Trust, 1.55%, 2/25/20 (a)	4,011
249,219	GSAMP Trust 2004-SEA2, 1.88%, 3/25/34 (a)	250
3,310,929	Huntington Auto Trust, 1.29%, 5/15/19	3,310
6,170,328	Invitation Homes 2014-SFR2 Trust 144A, 2.33%, 9/17/31 (a)(b)	6,192
1,405,506	Invitation Homes 2015-SFR3 Trust 144A, 2.53%, 8/17/32 (a)(b)	1,417
1,780,079	John Deere Owner Trust 2016-B, 1.09%, 2/15/19	1,779

Principal or Shares	Security Description	Value (000)

879,386	Kubota Credit Owner Trust 2016-1 144A, 1.25%, 4/15/19 (b)	$878
14,707	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	15
1,740,000	Madison Park Funding XIII Ltd. 144A, 2.42%, 1/19/25 (a)(b)	1,740
5,740,000	Madison Park Funding XIV Ltd. 144A, 2.43%, 7/20/26 (a)(b)	5,757
1,177,517	MMAF Equipment Finance LLC 2015-A 144A, 1.39%, 10/16/19 (b)	1,176
2,840,000	MMAF Equipment Finance LLC 2017-A 144A, 1.73%, 5/18/20 (b)	2,843
4,000,000	Nissan Master Owner Trust Receivables, 1.54%, 6/15/21	3,983
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 3.12%, 5/21/27 (a)(b)	1,000
1,115,000	Octagon Investment Partners XXIII Ltd. 144A, 3.30%, 7/15/27 (a)(b)	1,116
325,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	328
900,000	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	902
4,410,000	Santander Drive Auto Receivables Trust 2017-1, 2.10%, 6/15/21	4,410
2,200,040	SMB Private Education Loan Trust 2017-A 144A, 1.68%, 6/17/24 (a)(b)	2,204
5,855,000	Symphony CLO XV Ltd. 144A, 2.48%, 10/17/26 (a)(b)	5,869
2,815,000	Synchrony Credit Card Master Note Trust 2015-2, 1.60%, 4/15/21	2,816
3,900,000	Toyota Auto Receivables 2016-B Owner Trust, 1.30%, 4/15/20	3,892
2,530,000	Tyron Park CLO Ltd. 144A, 2.42%, 7/15/25 (a)(b)	2,535
500,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	498
1,622,505	Wheels SPV 2 LLC 144A, 1.59%, 5/20/25 (b)	1,623
500,000	World Financial Network Credit Card Master Trust 2015-A, 1.71%, 2/15/22 (a)	501

Total Asset Backed (Cost - $111,739)		111,931

Bank Loans(c) (0%)
250,000	Avolon TLB Borrower 1 US LLC Term Loan B1 1L, 3.48%, 9/20/20	251
1,069,625	Serta Simmons Bedding LLC Term Loan 1L, 4.68%, 11/08/23	1,073
530,000	VFH Parent LLC Term Loan B 1L,
	4.75%, 12/30/21	539
498,750	Zayo Group LLC. Term Loan B1 1L,
	3.23%, 1/19/21	500

Total Bank Loans (Cost - $2,340)		2,363

Certificate of Deposit (0%)
1,890,000	BNP Paribas, 1.52%, 9/13/17
	(Cost - $1,890)	1,891

2

Principal or Shares	Security Description	Value (000)

Commercial Paper (6%)
6,000,000	American Electric Power Co. Inc.,
	0.00%, 8/03/17 (d)	$5,999
6,300,000	Bell Canada Inc., 0.00%, 8/04/17 (d)	6,299
4,000,000	Dexia Credit Local SA, 0.00%, 8/18/17 (d)	3,998
1,215,000	Dover Corp., 0.00%, 8/02/17 (d)	1,215
6,000,000	Eastman Chemical Co., 0.00%, 8/08/17 (d)	5,998
6,000,000	Ecolab Inc., 0.00%, 8/04/17 (d)	5,999
1,300,000	Hyundai Capital America, 0.00%, 8/03/17 (d)	1,300
3,500,000	Private Export Fund Corp., 1.61%, 1/19/18 (d)	3,504

Total Commercial Paper (Cost - $34,309)		34,312

Corporate Bond (47%)
Financial (27%)
2,620,000	ABN AMRO Bank NV 144A,
	1.94%, 1/18/19 (a)(b)	2,635
2,530,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	2,543
1,240,000	American Express Co., 1.76%, 5/22/18 (a)	1,245
760,000	American Express Credit Corp., 1.88%, 5/03/19	762
1,715,000	American Express Credit Corp.,
	1.92%, 3/03/22 (a)	1,726
2,840,000	Asian Development Bank, 0.88%, 4/26/18	2,831
950,000	Astoria Financial Corp., 3.50%, 6/08/20	959
1,760,000	Athene Global Funding 144A,
	2.45%, 4/20/20 (a)(b)	1,780
1,315,000	Australia & New Zealand Banking Group Ltd.
	144A, 1.95%, 9/23/19 (a)(b)	1,324
1,930,000	Australia & New Zealand Banking Group Ltd.
	144A, 2.06%, 11/16/18 (a)(b)	1,945
290,000	Banco de Credito del Peru/Panama 144A,
	2.25%, 10/25/19 (b)(e)	291
4,000,000	Bank Nederlandse Gemeenten NV 144A,
	1.50%, 2/15/19 (b)	3,997
1,350,000	Bank of America Corp., 0.51%, 3/28/18
	EUR (a)(f)	1,602
700,000	Bank of America Corp., 1.70%, 8/25/17	700
3,048,000	Bank of America Corp., 1.97%, 7/21/21 (a)	3,055
2,000,000	Bank of America Corp., 2.31%, 4/24/23 (a)	2,011
1,810,000	Bank of Montreal, 1.35%, 8/28/18	1,805
1,530,000	Bank of Montreal, 1.99%, 8/27/21 (a)	1,547
670,000	Bank of New York Mellon Corp.,
	1.87%, 8/01/18 (a)	674
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.45%, 9/08/17 (b)	930
1,925,000	Banque Federative du Credit Mutuel SA 144A,
	1.80%, 7/20/20 (a)(b)	1,929
660,000	Banque Federative du Credit Mutuel SA 144A,
	2.00%, 4/12/19 (b)	661
860,000	Barclays PLC, 2.00%, 3/16/18	861
1,120,000	Berkshire Hathaway Finance Corp.,
	1.45%, 3/07/18	1,121
760,000	Berkshire Hathaway Finance Corp.,
	1.57%, 8/15/19 (a)	763
1,330,000	BNZ International Funding Ltd./London 144A,
	1.87%, 2/21/20 (a)(b)	1,338
1,100,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (b)	1,102
2,730,000	BPCE SA, 2.08%, 5/31/22 (a)	2,729
1,090,000	BPCE SA 144A, 2.39%, 5/22/22 (a)(b)	1,105

Principal or Shares	Security Description	Value (000)

2,065,000	Capital One Financial Corp., 2.17%, 3/09/22 (a)	$2,070
2,195,000	Citibank NA, 1.61%, 3/20/19 (a)	2,198
860,000	Citigroup Inc., 2.09%, 1/10/20 (a)	867
2,000,000	Citigroup Inc., 2.15%, 6/07/19 (a)	2,020
1,990,000	Citigroup Inc., 2.27%, 4/25/22 (a)	2,004
1,580,000	Citigroup Inc., 2.29%, 12/08/21 (a)	1,603
1,100,000	Citizens Bank NA/Providence RI,
	1.60%, 12/04/17	1,100
1,345,000	Citizens Bank NA/Providence RI,
	1.75%, 3/02/20 (a)	1,346
630,000	Citizens Bank NA/Providence RI,
	1.77%, 5/26/20 (a)	631
310,000	Citizens Bank NA/Providence RI,
	2.30%, 12/03/18	312
790,000	Commonwealth Bank of Australia/New York NY,
	1.75%, 11/02/18	791
940,000	Compass Bank, 1.85%, 9/29/17	940
1,480,000	Cooperatieve Rabobank UA/NY,
	1.69%, 9/08/17 (a)	1,481
1,090,000	Credit Agricole SA/London 144A,
	2.10%, 4/15/19 (a)(b)	1,099
1,800,000	Credit Agricole SA/London 144A,
	2.20%, 6/10/20 (a)(b)	1,828
900,000	Credit Suisse/New York NY, 2.00%, 1/29/18 (a)	903
1,965,000	Danske Bank A/S 144A, 1.72%, 3/02/20 (a)(b)	1,971
1,900,000	DBS Group Holdings Ltd. 144A,
	1.71%, 6/08/20 (a)(b)	1,907
1,870,000	Fifth Third Bank/Cincinnati OH,
	1.88%, 9/27/19 (a)	1,881
540,000	Fifth Third Bank/Cincinnati OH,
	2.30%, 3/15/19	545
980,000	FS Investment Corp., 4.25%, 1/15/20	1,000
900,000	Goldman Sachs Group Inc., 1.95%, 7/23/19	900
2,035,000	Goldman Sachs Group Inc., 2.02%, 12/27/20 (a)	2,042
1,590,000	Goldman Sachs Group Inc., 2.35%, 4/25/19 (a)	1,608
2,850,000	Goldman Sachs Group Inc., 2.42%, 4/26/22 (a)	2,880
1,325,000	Goldman Sachs Group Inc., 2.48%, 11/15/21 (a)	1,340
980,000	HSBC Bank PLC 144A, 1.95%, 5/15/18 (a)(b)	984
620,000	HSBC USA Inc., 2.18%, 9/24/18 (a)	625
1,315,000	Huntington National Bank, 1.74%, 3/10/20 (a)	1,322
480,000	Huntington National Bank, 2.20%, 11/06/18	483
770,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	803
480,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	481
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	1,323
755,000	ING Groep NV, 2.45%, 3/29/22 (a)	767
6,010,000	International Finance Corp., 1.28%, 3/06/18 (a)	6,011
1,000,000	International Lease Finance Corp.,
	3.88%, 4/15/18	1,013
2,130,000	International Lease Finance Corp.,
	6.25%, 5/15/19	2,285
2,100,000	JPMorgan Chase & Co., 1.77%, 3/09/21 (a)	2,102
2,505,000	JPMorgan Chase & Co., 1.88%, 6/01/21 (a)	2,513
1,600,000	JPMorgan Chase & Co., 2.27%, 1/23/20 (a)	1,627
640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	646
1,920,000	Kreditanstalt fuer Wiederaufbau,
	1.00%, 7/15/19	1,901

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,640,000	Macquarie Bank Ltd. 144A,
	1.95%, 10/27/17 (a)(b)	$1,642
550,000	Metropolitan Life Global Funding I 144A,
	1.95%, 12/03/18 (b)	551
520,000	Mitsubishi UFJ Financial Group Inc.,
	2.09%, 2/22/22 (a)	527
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (b)	640
820,000	Mizuho Bank Ltd. 144A, 1.75%, 9/25/17 (a)(b)	821
1,700,000	Mizuho Financial Group Inc., 2.14%, 2/28/22 (a)	1,712
2,460,000	Mizuho Securities USA LLC 144A,
	1.94%, 6/28/19 (a)(b)	2,460
1,570,000	Morgan Stanley, 2.05%, 7/23/19 (a)	1,583
1,145,000	Morgan Stanley, 2.11%, 2/14/20 (a)	1,150
2,605,000	Morgan Stanley, 2.24%, 7/22/22 (a)	2,610
940,000	Morgan Stanley, 2.45%, 2/01/19	948
1,925,000	Morgan Stanley, 2.49%, 1/20/22 (a)	1,945
670,000	Morgan Stanley, 2.59%, 4/25/18 (a)	675
620,000	Morgan Stanley, 6.63%, 4/01/18	640
2,080,000	Nederlandse Waterschapsbank NV 144A,
	0.88%, 7/13/18 (b)	2,069
1,900,000	Nederlandse Waterschapsbank NV 144A,
	1.25%, 9/18/17 (b)	1,900
1,000,000	New York Life Global Funding, 0.62%, 9/28/17
	GBP (a)(f)	1,320
930,000	New York Life Global Funding 144A,
	1.55%, 11/02/18 (b)	930
1,070,000	Nordea Bank AB 144A, 2.11%, 9/17/18 (a)(b)	1,079
640,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 10/15/18 (b)	643
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,916
3,145,000	Royal Bank of Scotland Group PLC,
	2.78%, 5/15/23 (a)	3,177
595,000	Santander UK PLC, 2.50%, 3/14/19	601
1,155,000	SLM Corp., 5.13%, 4/05/22	1,184
1,600,000	Standard Chartered PLC 144A,
	1.56%, 9/08/17 (a)(b)	1,600
1,120,000	Standard Chartered PLC 144A,
	2.31%, 8/19/19 (a)(b)	1,131
1,845,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	1.73%, 3/06/19 (a)(b)	1,847
1,270,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 3/06/19 (b)	1,273
1,420,000	Svensk Exportkredit AB, 1.25%, 4/12/19	1,413
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,005
490,000	Synchrony Financial, 2.60%, 1/15/19	494
1,615,000	Toronto-Dominion Bank, 1.95%, 1/22/19	1,622
500,000	Toronto-Dominion Bank, 1.96%, 8/13/19 (a)(e)	503
2,320,000	UBS AG/London 144A, 1.80%, 6/08/20 (a)(b)	2,331
1,500,000	UBS AG/Stamford CT, 2.00%, 3/26/18 (a)	1,506
570,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (b)	570
1,375,000	Wells Fargo & Co., 2.24%, 2/11/22 (a)	1,386
1,740,000	Wells Fargo Bank NA, 2.05%, 1/22/18 (a)	1,746
2,105,000	Westpac Banking Corp., 1.65%, 3/06/20 (a)	2,106
990,000	Westpac Banking Corp., 1.74%, 8/19/19 (a)	996
2,020,000	Westpac Banking Corp., 2.03%, 8/19/21 (a)	2,043

		164,419

Principal or Shares	Security Description	Value (000)

Industrial (16%)
2,330,000	AbbVie Inc., 1.80%, 5/14/18	$2,334
1,350,000	Aetna Inc., 1.70%, 6/07/18	1,352
1,860,000	Aetna Inc., 1.87%, 12/08/17 (a)	1,864
1,000,000	Air Canada 2013-1 Class C Pass Through Trust
	144A, 6.63%, 5/15/18 (b)	1,034
300,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	300
920,000	Allergan Funding SCS, 2.31%, 3/12/18 (a)	924
900,000	American Honda Finance Corp., 1.20%, 7/12/19	893
680,000	American Honda Finance Corp.,
	2.00%, 2/22/19 (a)	688
1,160,000	Amgen Inc., 1.76%, 5/11/20 (a)	1,168
460,000	Anheuser-Busch InBev Finance Inc.,
	1.90%, 2/01/19	462
280,000	Apple Inc., 1.30%, 2/23/18	280
290,000	Apple Inc., 2.01%, 2/22/19 (a)	294
500,000	APRR SA, 0.42%, 3/31/19 EUR (a)(f)	598
1,200,000	Asciano Finance Ltd. 144A, 5.00%, 4/07/18 (b)	1,221
1,500,000	AT&T Inc., 2.30%, 3/11/19	1,512
400,000	AutoZone Inc., 1.63%, 4/21/19	398
1,200,000	BAT International Finance PLC 144A,
	1.76%, 6/15/18 (a)(b)	1,203
770,000	Baxalta Inc., 2.07%, 6/22/18 (a)	774
3,135,000	Becton Dickinson and Co., 2.25%, 6/06/22 (a)	3,157
620,000	BMW U.S. Capital LLC 144A,
	1.50%, 4/11/19 (b)	619
1,850,000	Bristol-Myers Squibb Co., 1.60%, 2/27/19	1,850
2,245,000	Broadcom Corp. / Broadcom Cayman Finance
	Ltd. 144A, 2.38%, 1/15/20 (b)	2,260
1,145,000	Cardinal Health Inc., 1.95%, 6/14/19	1,150
1,645,000	Caterpillar Financial Services Corp.,
	1.57%, 3/22/19 (a)	1,648
1,465,000	Caterpillar Financial Services Corp.,
	1.81%, 1/10/20 (a)	1,477
390,000	Celgene Corp., 2.13%, 8/15/18	392
545,000	Cisco Systems Inc., 1.40%, 2/28/18	545
680,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	691
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,847
800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (b)	800
1,330,000	Daimler Finance North America LLC 144A,
	1.50%, 7/05/19 (b)	1,319
1,460,000	Daimler Finance North America LLC 144A,
	1.84%, 5/05/20 (a)(b)	1,464
200,000	Dell International LLC / EMC Corp. 144A,
	5.88%, 6/15/21 (b)	210
1,425,000	Deutsche Telekom International Finance BV
	144A, 1.88%, 1/17/20 (a)(b)	1,430
400,000	eBay Inc., 2.50%, 3/09/18	402
1,395,000	EI du Pont de Nemours & Co.,
	1.84%, 5/01/20 (a)	1,408
1,445,000	Ford Motor Credit Co. LLC, 2.02%, 6/12/20 (a)	1,446
1,460,000	Ford Motor Credit Co. LLC, 2.06%, 3/12/19 (a)	1,466
1,240,000	Ford Motor Credit Co. LLC, 2.14%, 8/12/19 (a)	1,245
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,002
535,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	537
890,000	Ford Motor Credit Co. LLC, 2.56%, 3/28/22 (a)	897
1,995,000	General Motors Financial Co. Inc.,
	2.23%, 4/13/20 (a)	2,004

4

Principal or Shares	Security Description	Value (000)

3,025,000	General Motors Financial Co. Inc.,
	2.61%, 6/30/22 (a)	$3,045
1,800,000	General Motors Financial Co. Inc.,
	2.66%, 4/10/18 (a)	1,814
1,190,000	General Motors Financial Co. Inc.,
	2.76%, 5/09/19 (a)	1,207
1,275,000	General Motors Financial Co. Inc.,
	2.85%, 1/14/22 (a)	1,304
1,270,000	Glencore Funding LLC 144A,
	2.66%, 1/15/19 (a)(b)	1,284
1,050,000	Harley-Davidson Financial Services Inc. 144A,
	1.57%, 3/08/19 (a)(b)	1,052
544,000	Hewlett Packard Enterprise Co.,
	2.45%, 10/05/17	545
755,000	Hyundai Capital America 144A,
	2.10%, 4/03/20 (a)(b)	756
710,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (b)	699
720,000	Imperial Brands Finance PLC 144A,
	2.05%, 7/20/18 (b)	721
700,000	John Deere Capital Corp., 1.95%, 1/08/19	704
170,000	Johnson Controls International PLC,
	1.40%, 11/02/17	170
840,000	Lennar Corp., 4.13%, 1/15/22	868
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	177
350,000	Lowe’s Companies Inc., 1.84%, 9/14/18 (a)	352
795,000	Martin Marietta Materials Inc.,
	1.82%, 5/22/20 (a)	797
1,770,000	Microsoft Corp., 1.85%, 2/06/20	1,778
1,020,000	Molson Coors Brewing Co. 144A,
	1.90%, 3/15/19 (b)	1,020
850,000	Mylan NV, 2.50%, 6/07/19	857
3,045,000	NBCUniversal Enterprise Inc. 144A,
	1.70%, 4/01/21 (a)(b)	3,054
1,750,000	NBCUniversal Enterprise Inc. 144A,
	1.99%, 4/15/18 (a)(b)	1,758
175,000	Newell Brands Inc., 2.60%, 3/29/19	177
1,250,000	Nokia OYJ, 3.38%, 6/12/22	1,268
500,000	PACCAR Financial Corp., 1.82%, 12/06/18 (a)	504
330,000	Philip Morris International Inc.,
	1.38%, 2/25/19 (e)	328
2,080,000	Philip Morris International Inc., 1.63%, 2/21/19	2,080
960,000	QUALCOMM Inc., 1.85%, 5/20/19	964
1,086,000	Rockwell Collins Inc., 1.95%, 7/15/19	1,090
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	671
3,315,000	Shire Acquisitions Investments Ireland DAC,
	1.90%, 9/23/19	3,313
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	453
820,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co.
	II LLC / Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	833
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	697
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (b)	920
1,120,000	Teva Pharmaceutical Finance Netherlands III BV,
	1.40%, 7/20/18	1,117
700,000	Teva Pharmaceutical Finance Netherlands III BV,
	1.70%, 7/19/19	697

Principal or Shares	Security Description	Value (000)

260,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	$261
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	770
460,000	Tyson Foods Inc., 1.65%, 5/30/19 (a)	461
535,000	Tyson Foods Inc., 1.76%, 6/02/20 (a)	538
405,000	United Continental Holdings Inc.,
	6.38%, 6/01/18	419
3,695,000	Verizon Communications Inc.,
	1.72%, 5/22/20 (a)	3,705
210,000	Verizon Communications Inc.,
	2.04%, 6/17/19 (a)	212
2,630,000	Verizon Communications Inc.,
	2.25%, 3/16/22 (a)	2,667
850,000	Verizon Communications Inc.,
	2.99%, 9/14/18 (a)	866
1,283,000	Vulcan Materials Co., 1.85%, 6/15/20 (a)	1,283
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	250
2,105,000	Walt Disney Co., 1.61%, 3/04/22 (a)	2,118
400,000	Whirlpool Corp., 1.65%, 11/01/17	400

		101,589

Utility (4%)
320,000	AES Corp./VA, 4.20%, 6/01/19 (a)	322
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,171
210,000	BP Capital Markets PLC, 1.82%, 5/10/18 (a)	211
1,220,000	BP Capital Markets PLC, 1.93%, 9/26/18 (a)	1,224
500,000	BP Capital Markets PLC, 2.32%, 2/13/20	507
500,000	Canadian Natural Resources Ltd.,
	1.75%, 1/15/18	500
1,180,000	Chevron Corp., 1.34%, 11/09/17	1,180
810,000	Chevron Corp., 1.69%, 2/28/19	812
1,350,000	Dominion Energy Inc. 144A, 1.50%, 9/30/18 (b)	1,342
915,000	Dominion Energy Inc. 144A,
	1.77%, 6/01/19 (a)(b)	918
675,000	Dominion Energy Inc., 2.58%, 7/01/20	682
290,000	Dominion Energy Inc., 2.96%, 7/01/19	295
960,000	Exxon Mobil Corp., 1.44%, 3/01/18	961
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	490
300,000	NextEra Energy Capital Holdings Inc.,
	1.65%, 9/01/18	300
930,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (e)	745
1,115,000	Phillips 66 144A, 1.95%, 4/15/19 (a)(b)	1,117
1,050,000	Shell International Finance BV, 1.25%, 11/10/17	1,050
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,416
1,790,000	Southern Co., 1.55%, 7/01/18	1,789
3,025,000	Southern Co. 144A, 1.98%, 9/30/20 (a)(b)	3,036
250,000	Southern Power Co., 1.85%, 12/01/17	250
700,000	Statoil ASA, 1.77%, 11/08/18 (a)	703
450,000	TECO Finance Inc., 1.90%, 4/10/18 (a)	451
670,000	Total Capital International SA,
	1.88%, 8/10/18 (a)	673

		22,145

Total Corporate Bond (Cost - $286,993)		288,153

FDIC Guaranteed (0%)
1,297,739	FDIC Structured Sale Guaranteed Notes 144A, 1.95%, 12/04/20 (a)(b)
	(Cost - $1,298)	1,298

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Foreign Government (1%)
950,000	Japan Bank for International Cooperation/Japan,
	1.68%, 6/01/20 (a)	$950
2,670,000	Japan Bank for International Cooperation/Japan,
	1.76%, 2/24/20 (a)	2,669
1,600,000	Province of New Brunswick Canada,
	1.42%, 8/01/19 CAD (a)(f)	1,287
1,010,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	1,161
1,470,000	Vietnam Government International Bond 144A,
	6.75%, 1/29/20 (b)	1,606

Total Foreign Government (Cost - $7,864)		7,673

Mortgage Backed (8%)
13,237	Bear Stearns ALT-A Trust, 3.30%, 3/25/34 (a)	13
5,280,000	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/30 (a)	5,280
424,459	Fannie Mae Connecticut Avenue Securities,
	2.18%, 5/25/24 (a)	426
3,921,278	Fannie Mae Connecticut Avenue Securities,
	2.18%, 10/25/29 (a)	3,948
4,057,700	Fannie Mae Connecticut Avenue Securities,
	2.38%, 9/25/29 (a)	4,097
125,551	Fannie Mae Connecticut Avenue Securities,
	2.43%, 7/25/24 (a)	126
1,704,935	Fannie Mae Connecticut Avenue Securities,
	2.53%, 5/25/29 (a)	1,721
2,034,552	Fannie Mae Connecticut Avenue Securities,
	2.53%, 7/25/29 (a)	2,060
842,264	Fannie Mae Connecticut Avenue Securities,
	2.58%, 1/25/29 (a)	851
763,638	Fannie Mae Connecticut Avenue Securities,
	2.83%, 1/25/24 (a)	772
252,371	Fannie Mae Connecticut Avenue Securities,
	2.83%, 4/25/28 (a)	253
328,866	Fannie Mae Connecticut Avenue Securities,
	3.23%, 10/25/23 (a)	333
680,786	Fannie Mae Connecticut Avenue Securities,
	3.38%, 9/25/28 (a)	690
1,257,433	Fannie Mae Connecticut Avenue Securities,
	3.43%, 10/25/28 (a)	1,275
592,364	FN 906140 ARM, 3.27%, 1/01/37 (a)	623
1,895,904	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 7/25/29 (a)	1,923
5,219,423	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 8/25/29 (a)	5,279
4,282,135	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 10/25/29 (a)	4,347
306,472	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.48%, 10/25/28 (a)	307
128,786	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.68%, 11/25/23 (a)	129
99,692	GNR 2002-48 FT, 1.43%, 12/16/26 (a)	100
1,099,844	Gosforth Funding 2016-1 PLC 144A,
	0.92%, 2/15/58 GBP (a)(b)(f)	1,457
421,266	Harborview Mortgage Loan Trust,
	3.66%, 1/19/35 (a)	413

Principal or Shares	Security Description	Value (000)

1,016,376	JP Morgan Seasoned Mortgage Trust 2014-1
	144A, 1.73%, 5/25/33 (a)(b)	$1,008
33,529	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	34
5,820,000	New Residential Mortgage Loan Trust 2017-5
	144A, 2.73%, 6/25/57 (a)(b)	5,958
1,200,000	Permanent Master Issuer PLC 144A,
	1.80%, 7/15/42 (a)(b)	1,200
2,350,000	Ripon Mortgages PLC 144A, 1.17%, 8/20/56
	GBP (a)(b)(f)	3,112
406,608	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	398
568,006	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	555
99,758	Sequoia Mortgage Trust, 2.03%, 10/20/27 (a)	97
90,784	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	91
133,623	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)(b)	134
273,417	Springleaf Mortgage Loan Trust 144A,
	1.87%, 9/25/57 (a)(b)	274
173,952	Structured Adjustable Rate Mortgage Loan Trust,
	3.27%, 9/25/34 (a)	174
15,405	Structured Asset Mortgage Investments Inc.,
	4.18%, 7/25/32 (a)	16
806,794	Towd Point Mortgage Funding 2016-Granite1
	PLC 144A, 1.47%, 7/20/46 GBP (a)(b)(f)	1,074

Total Mortgage Backed (Cost - $50,278)		50,548

Municipal (1%)
3,100,000	New York State Housing Finance Agency,
	1.03%, 5/01/42 (a)	3,100
1,210,000	New York State Housing Finance Agency,
	1.25%, 5/01/50 (a)	1,210
1,780,000	New York State Housing Finance Agency,
	1.38%, 11/01/49 (a)	1,780

Total Municipal (Cost - $6,090)		6,090

NCUA Guaranteed (1%)
406,755	NCUA Guaranteed Notes Trust 2010-R1,
	1.68%, 10/07/20 (a)	408
188,009	NCUA Guaranteed Notes Trust 2010-R2,
	1.60%, 11/06/17 (a)	188
1,374,986	NCUA Guaranteed Notes Trust 2010-R3,
	1.79%, 12/08/20 (a)	1,379
407,662	NCUA Guaranteed Notes Trust 2011-R1,
	1.68%, 1/08/20 (a)	408
29,208	NCUA Guaranteed Notes Trust 2011-R2,
	1.63%, 2/06/20 (a)	29

Total NCUA Guaranteed (Cost - $2,410)		2,412

U.S. Government Agency (3%)
4,400,000	FFCB, 1.27%, 1/02/18 (a)	4,404
8,500,000	FHLB, 1.22%, 11/06/17 (a)	8,502
7,000,000	FHLB Disc Note, 0.04%, 8/02/17 (d)	7,000

Total U.S. Government Agency (Cost - $19,899)		19,906

U.S. Treasury (13%)
10,020,000	U.S. Treasury Bill, 0.56%, 2/01/18 (d)	9,963
3,000,000	U.S. Treasury Note, 0.63%, 9/30/17 (g)	2,998
12,000,000	U.S. Treasury Note, 0.75%, 1/31/18	11,976
8,015,000	U.S. Treasury Note, 1.00%, 11/30/18	7,986
6,880,000	U.S. Treasury Note, 1.13%, 1/31/19	6,863

6

Principal or Shares	Security Description	Value (000)

10,000,000	U.S. Treasury Note, 1.21%, 10/31/18 (a)	$10,023
10,000,000	U.S. Treasury Note, 1.22%, 7/31/18 (a)	10,021
19,075,000	U.S. Treasury Note, 1.25%, 12/31/18	19,065

Total U.S. Treasury (Cost - $78,917)		78,895

Investment Company (2%)
14,158,189	Payden Cash Reserves Money Market Fund *
	(Cost - $14,158)	14,158

Total Investments (Cost - $618,185) (100%)		619,630
Liabilities in excess of Other Assets (0%)		(722)

Net Assets (100%)		$618,908

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $1,305 and the total market value of the collateral held by the Fund is $1,340. Amounts in 000s.
(f)	Principal in foreign currency.
(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

  Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
8/8/2017	British Pound (Sell 5,286)	HSBC Bank USA, N.A.	$(135)
8/8/2017	Canadian Dollar (Sell 1,607)	Royal Bank of Canada	(49)
8/8/2017	Euro (Sell 1,859)	Citibank, N.A.	(90)

			$(274)

  Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)
Markit CDX, North America Investment Grade Series 28 Index	1.00%	Chicago Mercantile	Jun-22	USD 20,844	$(18)

7 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (9%)
2,390,000	AmeriCredit Automobile Receivables Trust
	2016-2, 2.21%, 5/10/21	$2,400
650,000	AmeriCredit Automobile Receivables Trust
	2016-2, 2.87%, 11/08/21	660
2,480,000	AmeriCredit Automobile Receivables Trust
	2017-2, 1.98%, 12/20/21	2,485
6,360,000	Apidos CLO 144A, 2.45%, 4/15/25 (a)(b)	6,367
500,000	Apidos CLO 144A, 3.00%, 4/15/25 (a)(b)	500
1,900,354	Babson CLO Ltd. 144A, 2.41%, 4/20/25 (a)(b)	1,903
1,900,000	Babson CLO Ltd. 144A, 4.16%, 4/20/27 (a)(b)	1,902
3,120,000	BlueMountain CLO 2013-4 Ltd. 144A,
	2.31%, 4/15/25 (a)(b)	3,120
450,000	Capital Auto Receivables Asset Trust 2016-2,
	2.11%, 3/22/21	450
4,550,000	Cent CLO LP 144A, 2.43%, 7/23/25 (a)(b)	4,558
2,053,511	Colony American Homes 2014-1 144A,
	2.38%, 5/17/31 (a)(b)	2,066
1,749,970	Colony American Homes 2014-2 144A,
	2.18%, 7/17/31 (a)(b)	1,752
7,472,867	Colony Starwood Homes 2016-2 Trust 144A,
	2.48%, 12/17/33 (a)(b)	7,559
1,630,000	Drive Auto Receivables Trust 2016-B 144A,
	3.19%, 7/15/22 (b)	1,650
600,000	Dryden 31 Senior Loan Fund 144A,
	2.38%, 4/18/26 (a)(b)	600
3,140,000	Dryden XXII Senior Loan Fund 144A,
	2.73%, 8/15/25 (a)(b)	3,140
4,905,000	Dryden XXVIII Senior Loan Fund 144A,
	2.28%, 8/15/25 (a)(b)	4,908
1,300,000	Dryden XXXI Senior Loan Fund 144A,
	2.80%, 4/18/26 (a)(b)	1,297
2,370,000	Enterprise Fleet Financing LLC 144A,
	1.97%, 1/20/23 (b)	2,371
4,300,000	Flatiron CLO 2014-1 Ltd. 144A,
	2.76%, 7/17/26 (a)(b)	4,308
2,130,000	GM Financial Automobile Leasing Trust 2016-1,
	3.24%, 3/20/20	2,153
453,125	GSAMP Trust 2004-SEA2, 1.88%, 3/25/34 (a)	454
1,810,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,803
3,827,888	Invitation Homes 2014-SFR2 Trust 144A,
	2.33%, 9/17/31 (a)(b)	3,841
429,829	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	466
4,280,000	Madison Park Funding XIV Ltd. 144A,
	2.86%, 7/20/26 (a)(b)	4,280
2,500,000	Octagon Investment Partners XXIII Ltd. 144A,
	3.30%, 7/15/27 (a)(b)	2,503
585,000	Santander Drive Auto Receivables Trust 2014-3,
	2.65%, 8/17/20	590
970,000	Santander Drive Auto Receivables Trust 2015-1,
	3.24%, 4/15/21	983
1,070,000	Santander Drive Auto Receivables Trust 2015-2,
	3.02%, 4/15/21	1,083
1,750,000	Santander Drive Auto Receivables Trust 2016-2,
	2.66%, 11/15/21	1,762

Principal or Shares	Security Description	Value (000)

2,085,000	Tyron Park CLO Ltd. 144A,
	2.42%, 7/15/25 (a)(b)	$2,089
4,215,000	Tyron Park CLO Ltd. 144A,
	2.85%, 7/15/25 (a)(b)	4,226
1,160,000	Venture XVII CLO Ltd. 144A,
	3.50%, 7/15/26 (a)(b)	1,160
900,000	Verizon Owner Trust 2016-1 144A,
	1.42%, 1/20/21 (b)	897
608,659	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	612
649,910	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	653
1,236,400	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	1,244
1,970,000	Westlake Automobile Receivables Trust 2016-2
	144A, 2.30%, 11/15/19 (b)	1,973
980,000	Westlake Automobile Receivables Trust 2016-2
	144A, 4.10%, 6/15/21 (b)	995
2,340,000	Westlake Automobile Receivables Trust 2017-1
	144A, 2.70%, 10/17/22 (b)	2,349

Total Asset Backed (Cost - $89,654)		90,112

Bank Loans(c) (0%)
1,290,000	Dole Food Co. Inc. Term Loan B 1L,
	4.25%, 4/06/24	1,302
1,880,550	Serta Simmons Bedding LLC Term Loan 1L,
	4.74%, 11/08/23	1,887
820,000	VFH Parent LLC Term Loan B 1L,
	4.75%, 12/30/21	833

Total Bank Loans (Cost - $3,974)		4,022

Commercial Paper (2%)
5,000,000	Arizona Public Service Co., 0.00%, 8/01/17 (d)	5,000
10,000,000	Mohawk Industries Inc., 0.00%, 8/01/17 (d)	9,999

Total Commercial Paper (Cost - $15,000)		14,999

Corporate Bond (50%)
Financial (26%)
7,370,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	7,408
1,955,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 3.50%, 5/26/22	2,017
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	1,201
1,030,000	Ally Financial Inc., 3.25%, 9/29/17	1,032
3,100,000	American Express Co., 1.76%, 5/22/18 (a)	3,113
1,065,000	American Express Credit Corp., 1.88%, 5/03/19	1,068
3,920,000	American Express Credit Corp., 2.20%, 3/03/20	3,953
2,400,000	ANZ New Zealand International Ltd./London
	144A, 1.75%, 3/29/18 (b)	2,404
1,020,000	ANZ New Zealand International Ltd./London
	144A, 2.20%, 7/17/20 (b)	1,024
1,455,000	Astoria Financial Corp., 3.50%, 6/08/20	1,469
2,265,000	Athene Global Funding 144A,
	2.75%, 4/20/20 (b)	2,279
3,420,000	Australia & New Zealand Banking Group
	Ltd./New York NY, 1.60%, 7/15/19	3,406
3,910,000	Australia & New Zealand Banking Group
	Ltd./New York NY, 2.00%, 11/16/18	3,930
830,000	Banco de Credito del Peru/Panama 144A,
	2.25%, 10/25/19 (b)(e)	833
795,000	Bank of America Corp., 2.15%, 11/09/20	795

8

Principal or Shares	Security Description	Value (000)

3,815,000	Bank of America Corp., 2.17%, 4/01/19 (a)	$3,854
3,800,000	Bank of America Corp., 2.31%, 4/24/23 (a)	3,822
5,794,000	Bank of America Corp., 2.65%, 4/01/19	5,868
1,390,000	Banque Federative du Credit Mutuel SA 144A,
	2.00%, 4/12/19 (b)	1,392
1,000,000	Banque Federative du Credit Mutuel SA 144A,
	2.20%, 7/20/20 (b)	1,003
2,000,000	Banque Federative du Credit Mutuel SA 144A,
	2.70%, 7/20/22 (b)	2,014
2,500,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (b)	2,504
2,185,000	BNZ International Funding Ltd./London 144A,
	2.40%, 2/21/20 (b)	2,199
5,360,000	BPCE SA, 2.08%, 5/31/22 (a)	5,359
1,660,000	BPCE SA 144A, 2.39%, 5/22/22 (a)(b)	1,683
3,270,000	Branch Banking & Trust Co., 1.45%, 5/10/19	3,254
5,300,000	Capital One Financial Corp., 2.17%, 3/09/22 (a)	5,312
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,139
4,455,000	Capital One NA/Mclean VA, 2.35%, 1/31/20	4,478
970,000	CBOE Holdings Inc., 1.95%, 6/28/19	971
4,600,000	Citibank NA, 2.00%, 3/20/19	4,626
1,650,000	Citigroup Inc., 2.05%, 6/07/19	1,654
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,277
1,020,000	Citizens Bank NA/Providence RI,
	2.20%, 5/26/20	1,022
1,510,000	Citizens Bank NA/Providence RI,
	2.25%, 3/02/20	1,516
730,000	Citizens Bank NA/Providence RI,
	2.30%, 12/03/18	734
1,890,000	Commonwealth Bank of Australia/New York NY,
	1.75%, 11/02/18	1,891
1,900,000	Commonwealth Bank of Australia/New York NY,
	2.05%, 3/15/19	1,910
1,740,000	Compass Bank, 1.85%, 9/29/17	1,740
1,420,000	Credit Agricole SA/London 144A,
	2.10%, 4/15/19 (a)(b)	1,432
2,960,000	Credit Agricole SA/London 144A,
	3.38%, 1/10/22 (b)	3,038
1,715,000	Daiwa Securities Group Inc. 144A,
	3.13%, 4/19/22 (b)	1,736
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,268
2,600,000	Discover Bank, 2.60%, 11/13/18	2,624
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,524
1,200,000	Fifth Third Bank/Cincinnati OH,
	2.30%, 3/15/19	1,211
3,210,000	FMS Wertmanagement AoeR, 1.00%, 8/16/19	3,173
2,790,000	FS Investment Corp., 4.25%, 1/15/20	2,848
3,820,000	Goldman Sachs Group Inc., 2.27%, 6/05/23 (a)	3,841
3,980,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	4,016
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,495
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,851
1,320,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	1,377
2,710,000	ICICI Bank Ltd./Hong Kong 144A,
	5.75%, 11/16/20 (b)	2,966
1,210,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	1,212

Principal or Shares	Security Description	Value (000)

3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	$3,118
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (b)	1,329
1,945,000	ING Groep NV, 2.45%, 3/29/22 (a)	1,976
3,580,000	Inter-American Development Bank,
	1.00%, 5/13/19	3,547
3,200,000	International Lease Finance Corp.,
	3.88%, 4/15/18	3,243
1,000,000	International Lease Finance Corp.,
	6.25%, 5/15/19	1,073
3,260,000	Intesa Sanpaolo SPA 144A, 3.13%, 7/14/22 (b)	3,286
3,825,000	JPMorgan Chase & Co., 1.88%, 6/01/21 (a)	3,838
880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	946
1,410,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	1,423
2,060,000	Metropolitan Life Global Funding I 144A,
	1.95%, 12/03/18 (b)	2,065
1,320,000	Mitsubishi UFJ Financial Group Inc.,
	2.09%, 2/22/22 (a)	1,338
1,530,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	1,534
4,350,000	Mizuho Financial Group Inc., 2.14%, 2/28/22 (a)	4,380
4,000,000	Morgan Stanley, 2.46%, 1/27/20 (a)	4,065
4,661,000	Morgan Stanley, 2.49%, 1/20/22 (a)	4,710
4,890,000	National Australia Bank Ltd./New York,
	1.38%, 7/12/19	4,847
1,000,000	Navient Corp., 6.50%, 6/15/22	1,066
2,200,000	New York Life Global Funding 144A,
	1.55%, 11/02/18 (b)	2,200
1,130,000	Nordea Bank AB 144A, 1.88%, 9/17/18 (b)	1,132
1,670,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	1,700
1,700,000	PNC Bank NA, 1.95%, 3/04/19	1,706
1,500,000	Prudential Financial Inc., 2.10%, 8/15/18 (a)	1,510
1,470,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 10/15/18 (b)	1,477
3,990,000	Royal Bank of Canada, 1.63%, 4/15/19	3,982
2,806,000	Royal Bank of Canada, 2.13%, 3/02/20	2,820
4,265,000	Royal Bank of Scotland Group PLC,
	2.79%, 5/15/23 (a)	4,309
2,050,000	Santander Holdings USA Inc. 144A,
	3.70%, 3/28/22 (b)	2,084
260,000	Santander UK PLC, 2.50%, 3/14/19	263
1,630,000	SLM Corp., 5.13%, 4/05/22	1,671
1,550,000	Standard Chartered PLC 144A,
	2.10%, 8/19/19 (b)	1,549
1,530,000	Sumitomo Mitsui Banking Corp.,
	1.76%, 10/19/18	1,530
3,255,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 3/06/19 (b)	3,263
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 10/18/19 (b)	1,992
1,270,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	1,271
3,320,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	3,297
840,000	Synchrony Financial, 1.88%, 8/15/17	840
750,000	Synchrony Financial, 2.54%, 2/03/20 (a)	759
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,189
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,062
2,540,000	UBS AG/London 144A, 2.20%, 6/08/20 (b)	2,555
5,390,000	UBS Group Funding Switzerland AG 144A,
	2.41%, 5/23/23 (a)(b)	5,478

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (b)	$707
3,305,000	Wells Fargo & Co., 2.24%, 2/11/22 (a)	3,332
955,000	Wells Fargo Bank NA, 1.75%, 5/24/19	957
3,850,000	Westpac Banking Corp., 1.60%, 8/19/19	3,830
3,920,000	Westpac Banking Corp., 1.95%, 11/23/18	3,932
5,450,000	Westpac Banking Corp., 2.15%, 3/06/20 (e)	5,479

		257,426

Industrial (20%)
810,000	Aetna Inc., 1.70%, 6/07/18	811
1,040,000	Air Canada 2013-1 Class C Pass Through Trust
	144A, 6.63%, 5/15/18 (b)	1,075
780,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	780
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	404
3,242,000	Allergan Funding SCS, 2.35%, 3/12/18	3,256
1,640,000	Allergan Funding SCS, 2.48%, 3/12/20 (a)	1,680
1,720,000	American Honda Finance Corp., 1.20%, 7/12/19	1,706
2,825,000	Amgen Inc., 1.90%, 5/10/19	2,836
2,640,000	Anheuser-Busch InBev Finance Inc.,
	1.90%, 2/01/19	2,653
2,900,000	AT&T Inc., 2.30%, 3/11/19	2,924
790,000	AutoZone Inc., 1.63%, 4/21/19	787
930,000	Baidu Inc., 2.25%, 11/28/17	932
1,680,000	BAT International Finance PLC 144A,
	1.85%, 6/15/18 (b)	1,681
690,000	Baxalta Inc., 2.00%, 6/22/18	692
4,000,000	Becton Dickinson and Co., 2.13%, 6/06/19	4,019
1,300,000	BMW U.S. Capital LLC 144A,
	1.50%, 4/11/19 (b)	1,297
3,690,000	Broadcom Corp. / Broadcom Cayman Finance
	Ltd. 144A, 2.38%, 1/15/20 (b)	3,714
1,744,000	Cardinal Health Inc., 1.95%, 6/14/19	1,752
520,000	Carnival Corp., 1.88%, 12/15/17	521
3,395,000	Caterpillar Financial Services Corp.,
	1.90%, 3/22/19	3,412
1,410,000	Caterpillar Financial Services Corp.,
	2.10%, 1/10/20	1,423
1,730,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,757
3,070,000	Daimler Finance North America LLC 144A,
	1.50%, 7/05/19 (b)	3,045
2,200,000	Daimler Finance North America LLC 144A,
	1.65%, 3/02/18 (b)	2,202
635,000	Daimler Finance North America LLC 144A,
	2.20%, 5/05/20 (b)	637
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,251
4,050,000	Dell International LLC / EMC Corp. 144A,
	3.48%, 6/01/19 (b)	4,148
400,000	Dell International LLC / EMC Corp. 144A,
	5.88%, 6/15/21 (b)	421
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,788
2,690,000	Deutsche Telekom International Finance BV
	144A, 2.23%, 1/17/20 (b)	2,707
740,000	DXC Technology Co. 144A, 2.88%, 3/27/20 (b)	750
1,760,000	eBay Inc., 2.15%, 6/05/20	1,767
1,161,000	EI du Pont de Nemours & Co., 2.20%, 5/01/20	1,171

Principal or Shares	Security Description	Value (000)

830,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	$831
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,130
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,062
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,004
1,385,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	1,390
2,300,000	Ford Motor Credit Co. LLC, 2.56%, 3/28/22 (a)	2,318
2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	2,666
560,000	Fortive Corp., 1.80%, 6/15/19	557
1,700,000	GATX Corp., 2.50%, 7/30/19	1,716
4,000,000	General Motors Financial Co. Inc.,
	2.23%, 4/13/20 (a)	4,018
2,170,000	General Motors Financial Co. Inc.,
	2.40%, 5/09/19	2,179
1,815,000	General Motors Financial Co. Inc.,
	2.65%, 4/13/20	1,835
3,800,000	General Motors Financial Co. Inc.,
	2.85%, 1/14/22 (a)	3,887
3,258,000	Glencore Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (b)	3,267
1,860,000	Glencore Funding LLC 144A,
	2.66%, 1/15/19 (a)(b)	1,880
2,390,000	Harley-Davidson Financial Services Inc. 144A,
	2.15%, 2/26/20 (b)	2,388
1,118,000	Hewlett Packard Enterprise Co.,
	2.45%, 10/05/17	1,120
2,950,000	Hewlett Packard Enterprise Co.,
	2.85%, 10/05/18	2,986
1,200,000	Hyundai Capital America 144A,
	2.00%, 3/19/18 (b)	1,202
1,450,000	Hyundai Capital America 144A,
	2.55%, 4/03/20 (b)	1,454
1,400,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (b)	1,377
2,950,000	Hyundai Capital Services Inc. 144A,
	3.00%, 3/06/22 (b)	2,952
612,000	IAC/InterActiveCorp, 4.88%, 11/30/18	619
1,670,000	Imperial Brands Finance PLC 144A,
	2.05%, 7/20/18 (b)	1,671
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,761
2,380,000	Kraft Heinz Foods Co., 2.00%, 7/02/18	2,387
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,397
950,000	Lennar Corp., 4.50%, 4/30/24	990
2,060,000	Liquid Telecommunications Financing PLC
	144A, 8.50%, 7/13/22 (b)	2,109
1,200,000	Mclaren Finance PLC 144A, 5.00%, 8/01/22
	GBP (b)(f)	1,604
200,000	Mclaren Finance PLC 144A, 5.75%, 8/01/22 (b)	206
2,620,000	Molson Coors Brewing Co. 144A,
	1.90%, 3/15/19 (b)	2,621
2,165,000	Mondelez International Holdings Netherlands
	BV 144A, 1.63%, 10/28/19 (b)	2,150
1,370,000	Moody’s Corp., 2.75%, 12/15/21	1,387
1,630,000	Mylan NV, 2.50%, 6/07/19	1,644
750,000	Newell Brands Inc., 2.15%, 10/15/18	755
385,000	Newell Brands Inc., 2.60%, 3/29/19	390
1,910,000	Nokia OYJ, 3.38%, 6/12/22	1,937

10

Principal or Shares	Security Description	Value (000)

300,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	$317
610,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	654
1,385,000	NVIDIA Corp., 2.20%, 9/16/21	1,381
540,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (b)	545
2,900,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.20%, 7/15/20 (b)	2,990
5,250,000	Philip Morris International Inc., 1.63%, 2/21/19	5,250
2,765,000	Philip Morris International Inc., 2.00%, 2/21/20	2,779
1,670,000	QUALCOMM Inc., 1.85%, 5/20/19	1,678
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,869
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,917
1,590,000	Seagate HDD Cayman 144A, 4.25%, 3/01/22 (b)	1,588
1,840,000	Sherwin-Williams Co., 2.25%, 5/15/20	1,852
8,487,000	Shire Acquisitions Investments Ireland DAC,
	1.90%, 9/23/19	8,483
1,550,000	Sirius XM Radio Inc. 144A,
	3.88%, 8/01/22 (b)(e)	1,589
1,050,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,046
1,595,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	1,603
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,093
1,660,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co.
	II LLC / Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	1,687
1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	1,637
970,000	Stryker Corp., 2.00%, 3/08/19	974
1,825,000	Takeda Pharmaceutical Co. Ltd. 144A,
	2.45%, 1/18/22 (b)	1,835
1,200,000	Tech Data Corp., 3.70%, 2/15/22	1,228
2,190,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	2,183
1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,930
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	918
610,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	613
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	910
690,000	United Continental Holdings Inc.,
	6.38%, 6/01/18	715
1,270,000	Verizon Communications Inc., 1.38%, 8/15/19	1,261
5,166,000	Verizon Communications Inc.,
	1.72%, 5/22/20 (a)	5,179
6,765,000	Verizon Communications Inc.,
	2.25%, 3/16/22 (a)	6,860
2,492,000	Verizon Communications Inc., 2.63%, 2/21/20	2,538
1,400,000	Volkswagen Group of America Finance LLC
	144A, 1.60%, 11/20/17 (b)	1,400
1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (b)	1,497
560,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	567

		201,412

Utility (4%)
722,000	AES Corp./VA, 4.20%, 6/01/19 (a)	727

Principal or Shares	Security Description	Value (000)

800,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	5.50%, 5/20/25	$812
1,000,000	BP Capital Markets PLC, 1.68%, 5/03/19	999
1,440,000	Canadian Natural Resources Ltd.,
	1.75%, 1/15/18	1,440
2,075,000	Chevron Corp., 1.69%, 2/28/19	2,081
3,785,000	Dominion Energy Inc. 144A, 1.50%, 9/30/18 (b)	3,763
911,000	Dominion Energy Inc., 2.58%, 7/01/20	920
1,185,000	Dominion Energy Inc., 2.96%, 7/01/19	1,207
1,530,000	DTE Energy Co., 1.50%, 10/01/19	1,510
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	621
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	652
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,518
600,000	NextEra Energy Capital Holdings Inc.,
	1.65%, 9/01/18	600
1,500,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (e)	1,201
1,145,000	ONEOK Inc., 4.25%, 2/01/22	1,201
2,035,000	Phillips 66 144A, 2.05%, 4/15/20 (a)(b)	2,039
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,760
450,000	Shell International Finance BV, 1.38%, 5/10/19	449
1,650,000	Shell International Finance BV, 1.63%, 11/10/18	1,651
4,940,000	Sinopec Group Overseas Development 2017 Ltd.
	144A, 2.38%, 4/12/20 (b)	4,955
3,071,429	Southern California Edison Co., 1.85%, 2/01/22	3,042
570,000	Southern Power Co., 1.85%, 12/01/17	571

		36,719

Total Corporate Bond (Cost - $492,471)		495,557

FDIC Guaranteed (1%)
3,767,630	FDIC Structured Sale Guaranteed Notes 144A,
	1.95%, 12/04/20 (a)(b)	3,769
575,352	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (b)	580
675,654	FDIC Trust 144A, 2.18%, 5/25/50 (b)	677

Total FDIC Guaranteed (Cost - $5,016)		5,026

Foreign Government (2%)
2,120,000	EL Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)(e)	2,162
3,130,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	3,496
6,780,000	Kommuninvest I Sverige AB 144A,
	1.50%, 4/23/19 (b)	6,777
1,730,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.40%, 3/29/22 (b)	1,758
4,825,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (b)	4,919
1,760,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	2,024
2,310,000	Vietnam Government International Bond 144A,
	6.75%, 1/29/20 (b)	2,523

Total Foreign Government (Cost - $23,455)		23,659

Mortgage Backed (8%)
2,200,000	CIFC Funding 2015-II Ltd. 144A,
	4.30%, 4/15/27 (a)(b)	2,205

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,895,094	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)(b)	$1,805
1,923,714	Fannie Mae Connecticut Avenue Securities,
	2.08%, 11/25/29 (a)	1,933
938,115	Fannie Mae Connecticut Avenue Securities,
	2.18%, 5/25/24 (a)	942
139,156	Fannie Mae Connecticut Avenue Securities,
	2.18%, 5/25/24 (a)	139
6,185,011	Fannie Mae Connecticut Avenue Securities,
	2.18%, 10/25/29 (a)	6,228
6,262,123	Fannie Mae Connecticut Avenue Securities,
	2.38%, 9/25/29 (a)	6,322
289,270	Fannie Mae Connecticut Avenue Securities,
	2.43%, 7/25/24 (a)	290
1,112,995	Fannie Mae Connecticut Avenue Securities,
	2.83%, 1/25/24 (a)	1,125
4,091,608	Fannie Mae Connecticut Avenue Securities,
	3.18%, 8/25/28 (a)	4,143
487,781	Fannie Mae Connecticut Avenue Securities,
	3.23%, 10/25/23 (a)	493
1,501,638	Fannie Mae Connecticut Avenue Securities,
	3.38%, 9/25/28 (a)	1,523
1,045,774	FN 708229 ARM, 2.64%, 4/01/33 (a)	1,104
280,805	FN 743821 ARM, 2.92%, 11/01/33 (a)	296
316,696	FN 755867 ARM, 3.19%, 12/01/33 (a)	334
257,984	FN 790762 ARM, 2.74%, 9/01/34 (a)	269
348,729	FN 790764 ARM, 2.67%, 9/01/34 (a)	364
326,440	FN 794792 ARM, 2.74%, 10/01/34 (a)	341
500,301	FN 794797 ARM, 2.60%, 10/01/34 (a)	520
259,754	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.33%, 5/25/25 (a)	260
5,831,203	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 10/25/29 (a)	5,920
592,316	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.48%, 10/25/28 (a)	594
430,629	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.68%, 11/25/23 (a)	432
4,650,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 4.13%, 7/25/28 (a)	4,845
1,305,385	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 9.18%, 5/25/25 (a)	1,548
1,030,675	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 11.98%, 3/25/25 (a)	1,396
1,125,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 12.48%, 10/25/29 (a)	1,249
2,953,173	Gosforth Funding 2016-1 PLC 144A,
	0.92%, 2/15/58 GBP (a)(b)(f)	3,912
374,495	HomeBanc Mortgage Trust 2004-1,
	2.09%, 8/25/29 (a)	350
668,788	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (a)(b)	672
3,459,820	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (a)(b)	3,566
710,173	MLCC Mortgage Investors Inc.,
	3.06%, 2/25/36 (a)	708
433,200	MLCC Mortgage Investors Inc.,
	3.11%, 12/25/34 (a)	437

Principal or Shares	Security Description	Value (000)

108,883	Morgan Stanley Mortgage Loan Trust 2004-5AR, 3.06%, 7/25/34 (a)	$109
3,422,852	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (a)(b)	3,600
7,676,782	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (a)(b)	8,063
8,193,222	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(b)	8,625
2,114,308	Residential Asset Securitization Trust,
	6.00%, 8/25/36	1,913
921,645	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	903
1,146,246	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	1,121
269,062	Sequoia Mortgage Trust, 2.03%, 10/20/27 (a)	263
238,309	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	240
411,147	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)(b)	411
932,845	Structured Adjustable Rate Mortgage Loan Trust, 3.41%, 8/25/34 (a)	918

Total Mortgage Backed (Cost - $81,403)		82,431

U.S. Government Agency (3%)
9,240,000	FHLB, 1.25%, 1/16/19	9,229
5,366,000	FHLMC, 0.88%, 7/19/19	5,312
8,560,000	FNMA, 1.00%, 2/26/19	8,513
5,400,000	FNMA, 1.50%, 2/28/20	5,398

Total U.S. Government Agency (Cost - $28,529)		28,452

U.S. Treasury (26%)
5,604,000	U.S. Treasury Note, 0.88%, 6/15/19	5,556
27,000,000	U.S. Treasury Note, 1.13%, 1/31/19	26,932
14,000,000	U.S. Treasury Note, 1.25%, 4/30/19	13,980
105,000,000	U.S. Treasury Note, 1.25%, 5/31/19	104,838
80,000,000	U.S. Treasury Note, 1.25%, 6/30/19	79,855
4,226,000	U.S. Treasury Note, 1.38%, 7/31/19	4,228
10,525,000	U.S. Treasury Note, 1.38%, 2/15/20 (g)(h)(i)	10,510
6,283,000	U.S. Treasury Note, 1.50%, 6/15/20	6,286
3,600,000	U.S. Treasury Note, 1.63%, 3/15/20	3,617

Total U.S. Treasury (Cost - $255,792)		255,802

Purchased Put Options (0%)
251	Eurodollar 1-Year Mid-Curve Option, 98,
	9/17/18	27
1,274	Eurodollar 1-Year Mid-Curve Option, 98,
	12/18/17	8
1,274	Eurodollar 1-Year Mid-Curve Option, 98.38,
	9/18/17	8

Total Purchased Put Options (Cost - $220)		43

Investment Company (1%)
12,680,373	Payden Cash Reserves Money Market Fund *
	(Cost - $12,680)	12,680

Total Investments (Cost - $1,008,194) (102%)		1,012,783
Liabilities in excess of Other Assets (-2%)		(16,307)

Net Assets (100%)		$996,476

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.

12

(d)	Yield to maturity at time of purchase.
(e)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $5,309 and the total market value of the collateral held by the Fund is $5,442. Amounts in 000s.
(f)	Principal in foreign currency.
(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
8/8/2017	British Pound (Sell 4,170)	HSBC Bank USA, N.A.	$(88)
10/18/2017	Euro (Sell 4,403)	Bank of America N.A.	(196)
8/21/2017	Japanese Yen (Sell 565,200)	State Street Bank & Trust Co.	(102)

			$(386)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
750	90-Day Eurodollar Future	Jun-18	$184,519	$264
750	90-Day Eurodollar Future	Sep-18	(184,397)	(346)
130	U.S. 10 Year Ultra Future	Sep-17	(17,556)	3
269	U.S. Treasury 2 Year Note Future	Sep-17	58,196	38
128	U.S. Treasury 5 Year Note Future	Sep-17	15,123	1

				$(40)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized (Depreciation) (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD 3,920	$(86)
Markit CDX, North America High Yield Series 28 Index	5.00%	Chicago Mercantile	Jun-22	USD 10,453	(135)
Markit CDX, North America Investment Grade Series 28 Index	1.00%	Chicago Mercantile	Jun-22	USD 35,583	(34)

					$(255)

Open Centrally Cleared Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Unrealized (Depreciation) (000s)
Chicago Mercantile	3M US LIBOR	(2.01)%	Apr-22	33,850	$(182)

13 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,679,018	United States Small Business Administration, 2.88%, 9/10/21 (Cost - $1,697)	$1,722

FDIC Guaranteed (3%)
227,926	FDIC Structured Sale Guaranteed Notes 144A, 1.93%, 12/29/45 (a)(b)	228
1,841,952	FDIC Structured Sale Guaranteed Notes 144A, 1.95%, 12/04/20 (a)(b)	1,842
815,082	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	822
716,781	FDIC Trust 144A, 2.18%, 5/25/50 (b)	719

Total FDIC Guaranteed (Cost - $3,609)		3,611

Mortgage Backed (79%)
519,262	FH 1Q1363 ARM, 3.44%, 2/01/36 (a)	547
2,764,249	FH 1Q1818 ARM, 3.27%, 5/01/37 (a)	2,906
490,839	FH 2B0709 ARM, 3.16%, 8/01/42 (a)	508
613,386	FH 2B0972 ARM, 2.05%, 11/01/42 (a)	637
2,073,984	FH 2B1143 ARM, 2.20%, 2/01/43 (a)	2,118
789,579	FH 2B1317 ARM, 1.99%, 4/01/43 (a)	814
1,295,166	FH 2B1333 ARM, 1.78%, 4/01/43 (a)	1,332
2,087,233	FH 2B4763 ARM, 2.50%, 10/01/45 (a)	2,133
2,795,056	FH 2B5985 ARM, 2.90%, 3/01/47 (a)	2,876
273,158	FH 849012 ARM, 1.98%, 3/01/43 (a)	282
463,986	FH 849486 ARM, 3.67%, 8/01/41 (a)	488
1,888,236	FH 849506 ARM, 2.92%, 11/01/44 (a)	1,944
1,252,255	FH 849707 ARM, 2.42%, 2/01/43 (a)	1,283
10,000,000	FN, 2.50%, 15YR TBA (c)	10,084
9,000,000	FN, 3.00%, 15YR TBA (c)	9,258
263,536	FN 555936 ARM, 2.93%, 9/01/33 (a)	278
423,779	FN 795816 ARM, 2.98%, 7/01/34 (a)	442
128,229	FN 849088 ARM, 2.73%, 11/01/35 (a)	135
61,119	FN 866093 ARM, 3.47%, 3/01/36 (a)	64
755,565	FN 890434 15YR, 3.00%, 7/01/27	779
637,303	FN 995203 30YR, 5.00%, 7/01/35	700
300,721	FN AC0045 ARM, 2.90%, 10/01/38 (a)	311
970,565	FN AE0193 ARM, 3.32%, 7/01/40 (a)	1,016
512,480	FN AI4019 ARM, 3.41%, 7/01/41 (a)	536
1,474,489	FN AJ4092 15YR, 3.50%, 10/01/26	1,540
1,316,735	FN AL1869 15YR, 3.00%, 6/01/27	1,358
1,846,863	FN AL2095 15YR, 3.00%, 6/01/27	1,905
1,286,633	FN AL2221 15YR, 3.00%, 7/01/27	1,327
2,195,148	FN AL3234 ARM, 2.97%, 12/01/37 (a)	2,312
779,087	FN AL5596 ARM, 2.49%, 2/01/44 (a)	801
1,041,313	FN AL5790 ARM, 2.49%, 10/01/44 (a)	1,070
1,138,845	FN AL5967 ARM, 2.51%, 11/01/44 (a)	1,171
1,513,888	FN AL7648 ARM, 2.61%, 10/01/45 (a)	1,544
1,320,617	FN AL7790 ARM, 3.49%, 9/01/40 (a)	1,387
2,406,509	FN AL8490 ARM, 2.59%, 5/01/46 (a)	2,450
924,947	FN AO7975 15YR, 3.00%, 6/01/27	954
473,861	FN AP4080 ARM, 2.53%, 9/01/42 (a)	491
1,047,611	FN AP4746 15YR, 3.00%, 8/01/27	1,081
2,547,759	FN AS1745 15YR, 3.00%, 2/01/29	2,630
2,497,074	FN AS4186 15YR, 2.50%, 1/01/30	2,527
2,605,240	FN AS6443 15YR, 3.00%, 12/01/30	2,684
3,109,813	FN AS6527 30YR, 4.00%, 1/01/46	3,277
2,268,637	FN AS6528 30YR, 4.00%, 1/01/46	2,390
1,724,229	FN AS7088 15YR, 2.50%, 5/01/31	1,740
1,377,812	FN AS8013 15YR, 2.50%, 9/01/31	1,392

Principal or Shares	Security Description	Value (000)

557,281	FN AU6974 ARM, 2.74%, 11/01/43 (a)	$576
1,145,300	FN AU8673 ARM, 2.71%, 2/01/44 (a)	1,180
974,110	FN AY4068 ARM, 2.21%, 4/01/44 (a)	996
2,000,889	FN AZ2886 ARM, 2.66%, 9/01/45 (a)	2,047
1,501,061	FN AZ4380 ARM, 2.50%, 8/01/45 (a)	1,534
1,948,732	FN BD2473 ARM, 2.56%, 1/01/47 (a)	1,981
3,362,206	FN BD5059 ARM, 2.81%, 2/01/47 (a)	3,440
2,967,874	FN BE3653 ARM, 3.08%, 5/01/47 (a)	3,057
268,257	FNR 2002-10-FA, 1.98%, 2/25/32 (a)	274
2,700,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.59%, 5/25/24 (a)	2,706
2,146,862	Freddie Mac Multifamily Structured Pass Through Certificates, 1.71%, 9/25/23 (a)	2,155
345,866	G2 3515 30YR, 5.50%, 2/20/34	388
1,535,520	G2 5301 15YR, 3.50%, 2/20/27	1,603
1,034,494	G2 778200 20YR, 4.00%, 2/20/32	1,100
605,581	G2 778203 20YR, 4.75%, 2/20/32	659
463,481	G2 82457 ARM, 2.38%, 1/20/40 (a)	479
1,391,926	G2 AQ1884 30YR, 4.00%, 11/20/45	1,469
1,667,967	G2 MA3693 ARM, 3.50%, 5/20/46 (a)	1,729
1,168,968	GN 728153, 5.50%, 10/15/29	1,311
615,326	GN 737791 30YR, 4.50%, 12/15/40	671
11,842,471	GNR 2014-79 ST, 0.82%, 7/20/29 (a)	306

Total Mortgage Backed (Cost - $107,656)		107,163

NCUA Guaranteed (3%)
701,740	NCUA Guaranteed Notes Trust 2010-A1, 1.58%, 12/07/20 (a)	703
585,202	NCUA Guaranteed Notes Trust 2010-R1, 1.68%, 10/07/20 (a)	587
1,412,138	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	1,417
828,788	NCUA Guaranteed Notes Trust 2011-R2, 1.63%, 2/06/20 (a)	829
146,058	NCUA Guaranteed Notes Trust 2011-R4, 1.61%, 3/06/20 (a)	146

Total NCUA Guaranteed (Cost - $3,681)		3,682

U.S. Treasury (24%)
9,000,000	U.S. Treasury Note, 0.75%, 2/28/18	8,979
5,000,000	U.S. Treasury Note, 1.00%, 3/15/19	4,975
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,002
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,002
2,500,000	U.S. Treasury Note, 1.50%, 1/31/22	2,470
2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	2,011
5,260,000	U.S. Treasury Note, 1.63%, 6/30/20	5,279
5,000,000	U.S. Treasury Note, 1.75%, 10/31/20	5,030

Total U.S. Treasury (Cost - $32,975)		32,748

Purchased Call Swaptions (0%)
2,800,000	Option to enter into a 5-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 1.9825% annually; Counterparty BNP PARIBAS, 7/31/23 (Cost - $26)	28

14

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
4,952,425	Payden Cash Reserves Money Market Fund * (Cost - $4,952)	$4,952

Total Investments (Cost - $154,596) (113%)		153,906
Liabilities in excess of Other Assets (-13%)		(18,143)

Net Assets (100%)		$135,763

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
131	90-Day Eurodollar Future	Jun-18	$32,229	$55
131	90-Day Eurodollar Future	Sep-18	(32,208)	(69)
29	U.S. 10 Year Ultra Future	Sep-17	(3,916)	1
67	U.S. Treasury 5 Year Note Future	Sep-17	7,916	1

				$(12)

15 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
615,399	FDIC Structured Sale Guaranteed Notes 144A, 1.93%, 12/29/45 (a)(b)	$617
3,108,295	FDIC Structured Sale Guaranteed Notes 144A, 1.95%, 12/04/20 (a)(b)	3,109

Total FDIC Guaranteed (Cost - $3,727)		3,726

Mortgage Backed (148%)
934,524	FH 1J1279 ARM, 3.21%, 4/01/36 (a)	974
1,119,934	FH 1Q0062 ARM, 2.94%, 11/01/35 (a)	1,167
691,328	FH 2B1143 ARM, 2.20%, 2/01/43 (a)	706
1,768,602	FH 2B5985 ARM, 2.90%, 3/01/47 (a)	1,820
720,245	FH 847228 ARM, 3.51%, 1/01/34 (a)	761
2,588,388	FHLMC Multifamily Structured Pass Through
	Certificates, 1.60%, 5/25/22 (a)	2,592
665,001	FHLMC Multifamily Structured Pass Through Certificates, 1.71%, 9/25/23 (a)	667
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, 1.85%, 4/25/25 (a)	2,500
749,623	FN 832100 ARM, 3.42%, 7/01/35 (a)	788
992,021	FN AK0419 ARM, 3.08%, 12/01/27 (a)	1,039
2,227,507	FN AL0891 ARM, 3.44%, 9/01/41 (a)	2,334
2,165,353	FN AL2493 ARM, 2.39%, 10/01/42 (a)	2,218
251	FNR 1998-12 A, 4.66%, 2/25/18 (a)	—
563,151	FNR 2007-110 FA, 1.85%, 12/25/37 (a)	565
39,600,000	G2, 3.00%, 30YR TBA (c)	40,179
60,280,000	G2, 3.50%, 30YR TBA (c)	62,639
20,200,000	G2, 4.00%, 30YR TBA (c)	21,268
851,943	G2 3415 30YR, 5.50%, 7/20/33	954
571,203	G2 3515 30YR, 5.50%, 2/20/34	640
795,513	G2 3584 30YR, 6.00%, 7/20/34	916
609,183	G2 3711 30YR, 5.50%, 5/20/35	682
798,594	G2 3747 30YR, 5.00%, 8/20/35	890
492,804	G2 3772 30YR, 5.00%, 10/20/35	549
906,658	G2 3785 30YR, 5.00%, 11/20/35	1,000
1,484,809	G2 3819 30YR, 5.50%, 2/20/36	1,647
1,099,183	G2 4802 30YR, 5.00%, 9/20/40	1,210
1,750,120	G2 4853 30YR, 4.00%, 11/20/40	1,848
642,530	G2 4978 30YR, 4.50%, 3/20/41	688
846,769	G2 5055 30YR, 4.50%, 5/20/41	907
1,776,801	G2 5083 30YR, 5.00%, 6/20/41	1,950
2,141,400	G2 5115 30YR, 4.50%, 7/20/41	2,294
701,631	G2 5140 30YR, 4.50%, 8/20/41	752
4,686,076	G2 5175 30YR, 4.50%, 9/20/41	5,020
6,869,640	G2 5258 30YR, 3.50%, 12/20/41	7,163
119,127	G2 728869 30YR, 4.13%, 4/20/40	126
418,142	G2 728870 30YR, 4.63%, 4/20/40	445
105,999	G2 736498 30YR, 4.13%, 4/20/40	112
85,862	G2 736499 30YR, 4.63%, 4/20/40	92
182,092	G2 742041 30YR, 4.63%, 6/20/40	194
2,732,595	G2 757211 30YR, 4.50%, 12/20/40	2,955
807,350	G2 770239 30YR, 4.00%, 2/20/42	854
320,086	G2 80013 ARM, 2.25%, 11/20/26 (a)	331
699,658	G2 80029 ARM, 2.38%, 1/20/27 (a)	723
712,905	G2 80044 ARM, 2.38%, 2/20/27 (a)	737
942,842	G2 80052 ARM, 2.38%, 3/20/27 (a)	975
739,681	G2 80059 ARM, 2.63%, 4/20/27 (a)	762
93,426	G2 8006 ARM, 2.13%, 7/20/22 (a)	95
1,743,367	G2 80074 ARM, 2.63%, 5/20/27 (a)	1,796
3,442,174	G2 80152 ARM, 2.38%, 1/20/28 (a)	3,563

Principal or Shares	Security Description	Value (000)

779,866	G2 80154 ARM, 2.38%, 1/20/28 (a)	$807
1,414,061	G2 80169 ARM, 2.38%, 2/20/28 (a)	1,464
2,075,375	G2 80184 ARM, 2.63%, 4/20/28 (a)	2,141
93,207	G2 80311 ARM, 2.13%, 8/20/29 (a)	97
1,910,520	G2 80319 ARM, 2.13%, 9/20/29 (a)	1,982
388,398	G2 8041 ARM, 2.13%, 8/20/22 (a)	397
110,872	G2 80424 ARM, 2.13%, 7/20/30 (a)	115
266,813	G2 80428 ARM, 2.13%, 7/20/30 (a)	277
556,570	G2 80541 ARM, 2.13%, 9/20/31 (a)	578
423,276	G2 80569 ARM, 2.38%, 1/20/32 (a)	440
262,832	G2 80570 ARM, 2.38%, 1/20/32 (a)	265
108,235	G2 80579 ARM, 2.38%, 2/20/32 (a)	113
1,303,204	G2 80637 ARM, 2.13%, 9/20/32 (a)	1,354
4,266,533	G2 80749 ARM, 2.25%, 10/20/33 (a)	4,446
3,039,593	G2 80795 ARM, 2.25%, 12/20/33 (a)	3,166
1,332,523	G2 80826 ARM, 2.38%, 2/20/34 (a)	1,388
1,854,543	G2 80835 ARM, 2.38%, 2/20/34 (a)	1,932
316,163	G2 80837 ARM, 2.38%, 2/20/34 (a)	329
336,377	G2 81018 ARM, 2.13%, 8/20/34 (a)	351
9,370	G2 81044 ARM, 2.13%, 8/20/34 (a)	10
62,461	G2 8121 ARM, 2.38%, 1/20/23 (a)	64
1,246,176	G2 81214 ARM, 2.38%, 1/20/35 (a)	1,299
447,536	G2 81220 ARM, 2.38%, 1/20/35 (a)	466
426,187	G2 81278 ARM, 2.38%, 3/20/35 (a)	444
1,744,741	G2 81282 ARM, 2.38%, 3/20/35 (a)	1,817
299,459	G2 81938 ARM, 2.13%, 7/20/37 (a)	307
3,106,490	G2 82074 ARM, 2.63%, 5/20/38 (a)	3,223
1,664,399	G2 82107 ARM, 2.13%, 7/20/38 (a)	1,734
197,084	G2 82151 ARM, 2.13%, 9/20/38 (a)	202
86,703	G2 8228 ARM, 2.13%, 7/20/23 (a)	89
2,927,247	G2 82457 ARM, 2.38%, 1/20/40 (a)	3,025
1,714,426	G2 82463 ARM, 2.38%, 1/20/40 (a)	1,776
1,525,612	G2 82737 ARM, 2.38%, 2/20/41 (a)	1,573
452,786	G2 83031 ARM, 2.38%, 1/20/42 (a)	465
853,678	G2 83048 ARM, 2.38%, 2/20/42 (a)	880
209,965	G2 8358 ARM, 2.38%, 1/20/24 (a)	216
163,649	G2 8359 ARM, 2.38%, 1/20/24 (a)	168
148,656	G2 8371 ARM, 2.38%, 2/20/24 (a)	153
81,643	G2 8373 ARM, 2.38%, 2/20/24 (a)	84
778,563	G2 8547 ARM, 2.25%, 11/20/24 (a)	801
68,192	G2 8580 ARM, 2.38%, 1/20/25 (a)	70
108,489	G2 8595 ARM, 2.38%, 2/20/25 (a)	112
39,891	G2 8855 ARM, 2.25%, 10/20/21 (a)	41
358,494	G2 8968 ARM, 2.13%, 9/20/26 (a)	370
1,128,940	G2 8991 ARM, 2.25%, 10/20/26 (a)	1,166
4,887,450	G2 MA0698 30YR, 3.00%, 1/20/43	4,979
4,033,751	G2 MA1012 30YR, 3.50%, 5/20/43	4,210
4,320,719	G2 MA1089 30YR, 3.00%, 6/20/43	4,401
3,960,743	G2 MA1520 30YR, 3.00%, 12/20/43	4,035
2,052,152	G2 MA2372 30YR, 4.00%, 11/20/44	2,170
2,411,656	G2 MA3597 30YR, 3.50%, 4/20/46	2,510
3,016,226	G2 MA3663 30YR, 3.50%, 5/20/46	3,139
4,564,243	G2 MA3802 30YR, 3.00%, 7/20/46	4,636
4,881,723	G2 MA4127 30YR, 3.50%, 12/20/46	5,078
810,577	GN 366983 30YR, 4.00%, 6/15/41	856
5,573,662	GN 367090 30YR, 4.50%, 7/15/41	6,120
5,761,075	GN 367092 30YR, 4.50%, 7/15/41	6,261
2,054,208	GN 455989 15YR, 5.00%, 7/15/26	2,261
59,826	GN 524825 30YR, 5.47%, 10/15/29	66
40,407	GN 524869 30YR, 5.47%, 1/15/30	45

16

Principal or Shares	Security Description	Value (000)

142,975	GN 524925 30YR, 5.47%, 2/15/30	$159
78,690	GN 524968 30YR, 5.47%, 3/15/30	87
107,428	GN 524996 30YR, 5.47%, 5/15/30	119
129,834	GN 525015 30YR, 5.47%, 6/15/30	144
97,270	GN 525033 30YR, 5.47%, 7/15/30	108
293,780	GN 558954 20YR, 5.25%, 5/15/29	326
938,296	GN 558956 30YR, 4.50%, 6/15/29	1,014
60,121	GN 596009 30YR, 5.75%, 7/15/32	67
77,510	GN 596023 30YR, 5.75%, 7/15/32	87
156,337	GN 596054 30YR, 5.75%, 8/15/32	176
135,706	GN 596071 30YR, 5.75%, 8/15/32	152
96,401	GN 596072 30YR, 5.75%, 7/15/32	108
135,754	GN 596090 30YR, 5.75%, 8/15/32	153
228,509	GN 596135 30YR, 5.75%, 8/15/32	256
123,629	GN 596166 30YR, 5.75%, 8/15/32	138
158,609	GN 596178 30YR, 5.75%, 9/15/32	179
105,083	GN 596225 30YR, 5.75%, 9/15/32	118
27,180	GN 596231 30YR, 5.75%, 9/15/32	30
89,019	GN 596237 30YR, 5.75%, 9/15/32	100
38,349	GN 596312 30YR, 5.75%, 9/15/32	43
59,135	GN 596313 30YR, 5.75%, 9/15/32	66
76,696	GN 596396 30YR, 5.75%, 9/15/32	86
142,980	GN 601699 30YR, 5.70%, 12/15/32	160
346,329	GN 601738 30YR, 5.25%, 1/15/33	383
175,413	GN 601772 30YR, 5.25%, 1/15/33	193
160,601	GN 601774 30YR, 5.25%, 1/15/33	177
113,578	GN 601775 30YR, 5.70%, 1/15/33	127
172,636	GN 601786 30YR, 5.25%, 2/15/33	190
160,158	GN 601791 30YR, 5.25%, 2/15/33	176
111,294	GN 601810 30YR, 5.25%, 2/15/33	123
112,819	GN 601845 30YR, 5.25%, 2/15/33	124
116,962	GN 601858 30YR, 5.70%, 2/15/33	131
761,772	GN 601872 30YR, 5.25%, 3/15/33	857
255,616	GN 601937 30YR, 5.25%, 3/15/33	282
96,994	GN 602002 30YR, 5.25%, 3/15/33	107
88,073	GN 602043 30YR, 5.25%, 4/15/33	97
398,982	GN 605099 30YR, 5.50%, 3/15/34	450
141,194	GN 613272 30YR, 5.25%, 5/15/33	156
86,621	GN 613354 30YR, 5.45%, 7/15/33	96
101,964	GN 613355 30YR, 5.70%, 4/15/33	114
989,035	GN 616826 30YR, 5.50%, 1/15/35	1,115
1,233,743	GN 673234 30YR, 6.00%, 11/15/38	1,391
372,582	GN 677318 30YR, 6.00%, 9/15/38	424
1,868,159	GN 704439 30YR, 4.50%, 3/15/39	2,044
2,266,922	GN 710868 30YR, 5.50%, 9/15/39	2,557
706,498	GN 728153 20YR, 5.50%, 10/15/29	792
403,329	GN 728159 20YR, 5.25%, 11/15/29	447
6,146,291	GN 734089 30YR, 4.00%, 12/15/40	6,518
769,651	GN 743362 30YR, 4.75%, 6/15/40	847
40,193	GN 743363 30YR, 4.25%, 5/15/40	43
111,336	GN 743502 30YR, 4.25%, 6/15/40	118
397,414	GN 743503 30YR, 4.75%, 6/15/40	432
125,749	GN 747368 30YR, 4.75%, 7/15/40	136
34,665	GN 747491 30YR, 4.75%, 7/15/40	38
62,837	GN 747740 30YR, 4.25%, 9/15/40	67
203,647	GN 747741 30YR, 4.75%, 9/15/40	220
299,673	GN 761040 30YR, 4.25%, 3/15/41	318
327,881	GN 762726 30YR, 4.25%, 3/15/41	349
522,709	GN 763012 30YR, 4.25%, 4/15/41	555
682,558	GN 763216 30YR, 4.25%, 4/15/41	726

Principal or Shares	Security Description	Value (000)

60,892	GN 768886 30YR, 4.25%, 6/15/41	$65
357,822	GN 781636 30YR, 5.50%, 7/15/33	403
410,573	GN 781810 30YR, 5.50%, 10/15/34	462
3,593,864	GN 784182 30YR, 4.50%, 8/15/46	3,940
2,475,380	GN AQ0567 30YR, 4.00%, 1/15/47	2,609
6,936,909	GN AV1814 30YR, 3.00%, 8/15/46	7,041
66	GNR 1999-45 FC, 1.63%, 12/16/29 (a)	—
79	GNR 1999-45 FH, 1.68%, 12/16/29 (a)	—
29,038	GNR 2000-22 FG, 1.43%, 5/16/30 (a)	29
268,364	GNR 2000-9 FG, 1.83%, 2/16/30 (a)	271
206,515	GNR 2000-9 FH, 1.73%, 2/16/30 (a)	207
219,913	GNR 2001-19 F, 1.73%, 5/16/31 (a)	221
14,791	GNR 2001-21 FN, 1.43%, 8/16/22 (a)	15
1,086,233	GNR 2001-22 FG, 1.58%, 5/16/31 (a)	1,087
543,264	GNR 2001-31 FA, 1.48%, 6/16/31 (a)	546
490,100	GNR 2001-35 FA, 1.48%, 8/16/31 (a)	491
1,290,156	GNR 2001-47 FA, 1.63%, 9/16/31 (a)	1,297
409,298	GNR 2001-59 FA, 1.63%, 11/16/24 (a)	411
234,074	GNR 2001-65 FV, 1.63%, 2/20/29 (a)	235
300,242	GNR 2002-11 FJ, 1.73%, 2/20/32 (a)	302
267,469	GNR 2002-13 FA, 1.73%, 2/16/32 (a)	269
749,833	GNR 2002-48 FG, 1.53%, 12/16/30 (a)	752
281,309	GNR 2002-48 FT, 1.43%, 12/16/26 (a)	282
707,885	GNR 2002-5 FP, 1.78%, 1/16/32 (a)	713
460,125	GNR 2002-72 FA, 1.63%, 10/20/32 (a)	462
211,657	GNR 2002-72 FB, 1.63%, 10/20/32 (a)	212
1,401,541	GNR 2002-72 FE, 1.63%, 10/20/32 (a)	1,408
344,544	GNR 2002-76 F, 1.43%, 1/16/31 (a)	345
113,485	GNR 2002-76 FY, 1.53%, 12/16/26 (a)	114
1,244,786	GNR 2003-71 FC, 1.73%, 7/20/33 (a)	1,257
1,347,128	GNR 2003-94 FB, 1.53%, 12/16/30 (a)	1,351
2,269,015	GNR 2004-56 F, 1.63%, 6/20/33 (a)	2,279
1,278,794	GNR 2004-59 FH, 1.48%, 8/16/34 (a)	1,280
182,749	GNR 2004-73 JM, 0.00%, 9/16/34	173
1,178,156	GNR 2004-86 FG, 1.63%, 7/20/34 (a)	1,178
357,063	GNR 2006-47 FA, 1.43%, 8/16/36 (a)	356
2,173,203	GNR 2006-60 FK, 1.43%, 11/20/36 (a)	2,164
77,601	GNR 2006-64 PO, 0.00%, 4/16/34	77
1,737,350	GNR 2007-54 FC, 1.49%, 9/20/37 (a)	1,729
641,091	GNR 2007-76 FB, 1.73%, 11/20/37 (a)	644
2,013,522	GNR 2008-11 FB, 1.83%, 2/20/38 (a)	2,031
1,727,853	GNR 2008-15 CF, 1.74%, 2/20/38 (a)	1,737
456,042	GNR 2008-2 FH, 1.68%, 1/20/38 (a)	458
2,256,774	GNR 2008-67 UF, 1.68%, 6/20/38 (a)	2,279
841,980	GNR 2009-87 FB, 1.88%, 9/20/39 (a)	850
3,609,161	GNR 2010-57 WF, 1.63%, 3/16/38 (a)	3,618
27,499,587	GNR 2014-79 ST, 0.82%, 7/20/29 (a)	711

Total Mortgage Backed (Cost - $350,598)		353,208

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Purchased Call Swaptions (0%)
2,600,000	Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.1775% annually; Counterparty BNP PARIBAS, 7/31/28 (Cost - $39)	$42

Investment Company (4%)
8,759,736	Payden Cash Reserves Money Market Fund * (Cost - $8,760)	8,760

Total Investments (Cost - $363,124) (154%)		365,736
Liabilities in excess of Other Assets (-54%)		(127,841)

Net Assets (100%)		$237,895

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
267	90-Day Eurodollar Future	Jun-18	$65,689	$112
267	90-Day Eurodollar Future	Sep-18	(65,645)	(141)
54	U.S. 10 Year Ultra Future	Sep-17	(7,293)	1
200	U.S. Treasury 2 Year Note Future	Sep-17	(43,269)	(5)
125	U.S. Treasury 5 Year Note Future	Sep-17	14,769	2

				$(31)

18

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (9%)
5,720,067	Babson CLO Ltd. 144A, 2.41%, 4/20/25 (a)(b)	$5,727
1,800,000	BlueMountain CLO 2013-4 Ltd. 144A, 2.80%, 4/15/25 (a)(b)	1,800
1,750,000	Carlyle Global Market Strategies CLO 2016-1
	Ltd. 144A, 4.61%, 4/20/27 (a)(b)	1,761
2,320,000	Cedar Funding II CLO Ltd. 144A,
	3.04%, 6/09/30 (a)(b)	2,323
97,323	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 1.89%, 11/25/32 (a)	95
2,000,000	CIFC Funding 2017-III Ltd. 144A,
	2.54%, 7/20/30 (a)(b)	2,000
1,700,000	CIFC Funding 2017-III Ltd. 144A,
	3.12%, 7/20/30 (a)(b)	1,700
1,628,647	Colony American Homes 2014-1 144A,
	2.38%, 5/17/31 (a)(b)	1,638
1,103,242	Colony American Homes 2014-2 144A,
	2.18%, 7/17/31 (a)(b)	1,104
1,818,926	Colony American Homes 2015-1 144A,
	2.43%, 7/17/32 (a)(b)	1,832
3,182,703	Colony Starwood Homes 2016-2 Trust 144A,
	2.48%, 12/17/33 (a)(b)	3,219
2,170,000	Domino’s Pizza Master Issuer LLC 144A,
	2.49%, 7/25/47 (a)(b)	2,166
5,500,000	Domino’s Pizza Master Issuer LLC 144A,
	3.08%, 7/25/47 (b)	5,491
1,200,000	Domino’s Pizza Master Issuer LLC 144A,
	4.12%, 7/25/47 (b)	1,213
6,665,000	Dryden XXVIII Senior Loan Fund 144A,
	2.28%, 8/15/25 (a)(b)	6,669
1,125,000	Eaton Vance CLO 2015-1 Ltd. 144A,
	5.51%, 10/20/26 (a)(b)	1,131
2,600,000	First Investors Auto Owner Trust 2016-2 144A,
	2.53%, 7/15/22 (b)	2,584
1,980,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,972
390,479	Invitation Homes 2014-SFR3 Trust 144A,
	2.43%, 12/17/31 (a)(b)	392
1,386,197	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	1,503
1,750,000	LCM XXI LP 144A, 4.81%, 4/20/28 (a)(b)	1,764
3,350,000	Madison Park Funding XIV Ltd. 144A,
	2.43%, 7/20/26 (a)(b)	3,360
2,150,000	Magnetite IX Ltd. 144A, 2.81%, 7/25/26 (a)(b)	2,150
1,750,000	Octagon Investment Partners 26 Ltd. 144A,
	4.65%, 4/15/27 (a)(b)	1,761
413,151	SLM Student Loan Trust, 1.61%, 7/26/21 (a)	413
6,395,000	Tyron Park CLO Ltd. 144A,
	2.42%, 7/15/25 (a)(b)	6,408
791,195	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	796
1,250,000	Westlake Automobile Receivables Trust 2016-2
	144A, 4.10%, 6/15/21 (b)	1,269

Total Asset Backed (Cost - $63,894)		64,241

Bank Loans(c) (2%)
2,000,000	B&G Foods Inc. Term Loan B1 1L,
	2.25%, 11/02/22	2,016

Principal or Shares	Security Description	Value (000)

2,000,000	BWAY Corp. Term Loan B 1L, 3.25%, 4/03/24	$ 2,013
2,000,000	CEC Entertainment Inc. Term Loan B 1L,
	4.00%, 2/14/21	2,007
1,470,000	Dole Food Co. Inc. Term Loan B 1L,
	4.25%, 4/06/24	1,484
1,979,849	Harbor Freight Tools USA Inc. Term Loan B 1L,
	4.00%, 8/16/23	1,991
2,000,000	Infor U.S. Inc. Term Loan B6 1L,
	3.75%, 2/01/22	2,004
2,000,000	Landry’s Inc., Term Loan 1L, 3.50%, 10/04/23	2,006
2,000,000	MGM Growth Properties Operating Partnership
	LP Term Loan B 1L, 2.25%, 5/01/23	2,011
1,000,000	SFR Group SA Term Loan B11 1L,
	2.75%, 6/22/25	1,000

Total Bank Loans (Cost - $16,524)		16,532

Corporate Bond (40%)
Financial (17%)
4,170,000	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust, 5.00%, 10/01/21	4,523
550,000	Air Lease Corp., 4.25%, 9/15/24	582
890,000	Ally Financial Inc., 3.25%, 11/05/18	904
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,679
2,800,000	Athene Global Funding 144A,
	2.53%, 7/01/22 (a)(b)	2,821
4,250,000	Bank of America Corp., 2.37%, 7/21/21 (a)	4,266
2,950,000	Blackstone Holdings Finance Co. LLC 144A,
	4.75%, 2/15/23 (b)	3,256
515,000	Block Financial LLC, 4.13%, 10/01/20	537
2,950,000	BPCE SA, 2.08%, 5/31/22 (a)	2,949
3,000,000	Capital One Financial Corp., 3.75%, 3/09/27	3,022
4,750,000	Citigroup Inc., 4.13%, 7/25/28	4,887
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,291
3,170,000	Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (b)	3,318
1,125,000	Compass Bank, 2.75%, 9/29/19	1,134
900,000	Compass Bank, 3.88%, 4/10/25	903
880,000	Credit Suisse Group AG 144A,
	4.28%, 1/09/28 (b)	922
1,200,000	Credit Suisse Group Funding Guernsey Ltd.,
	2.75%, 3/26/20	1,219
2,000,000	EPR Properties, 4.50%, 6/01/27	2,036
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	3,336
2,315,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	2,462
1,600,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (b)	1,742
2,740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	2,740
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,412
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,358
3,725,000	General Motors Financial Co. Inc.,
	4.35%, 1/17/27	3,803
1,435,000	Goldman Sachs Group Inc., 3.06%, 10/28/27 (a)	1,497
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,815
540,000	Hyundai Capital Services Inc. 144A,
	3.00%, 3/06/22 (b)	540
1,410,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.75%, 2/01/24	1,484

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,985,000	ICBCIL Finance Co. Ltd. 144A,
	2.38%, 5/19/19 (b)	$2,972
2,965,000	JPMorgan Chase & Co., 3.22%, 3/01/25 (a)	3,001
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (b)	3,888
1,500,000	Massachusetts Mutual Life Insurance Co. 144A,
	4.50%, 4/15/65 (b)	1,533
2,755,000	Morgan Stanley, 2.53%, 5/08/24 (a)	2,775
1,300,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (b)	2,186
2,050,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	2,087
1,700,000	Old Republic International Corp.,
	4.88%, 10/01/24	1,836
1,450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (b)	2,368
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,497
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43 (a)	2,576
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	2,051
2,820,000	Royal Bank of Scotland Group PLC,
	3.50%, 5/15/23 (a)	2,856
1,580,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	1,587
1,170,000	Santander UK Group Holdings PLC,
	3.57%, 1/10/23	1,200
867,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (b)	870
2,525,000	Select Income REIT, 4.50%, 2/01/25	2,546
835,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	868
1,045,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	1,134
1,500,000	Sirius International Group Ltd. 144A,
	4.60%, 11/01/26 (b)	1,440
2,740,000	SLM Corp., 5.13%, 4/05/22	2,809
2,432,000	Sumitomo Mitsui Financial Group Inc.,
	2.28%, 1/11/22 (a)	2,458
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	1,602
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,557
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,665
227,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (b)	311
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,100
3,140,000	VEREIT Operating Partnership LP,
	3.00%, 2/06/19	3,176

		121,387

Industrial (17%)
2,050,000	Activision Blizzard Inc., 4.50%, 6/15/47	2,082
2,255,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	2,336
1,700,000	Amgen Inc., 5.65%, 6/15/42	2,080
1,000,000	ARD Finance SA, 7.13%, 9/15/23	1,077
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,579
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,410
3,000,000	AT&T Inc., 5.25%, 3/01/37	3,150
1,475,000	Baidu Inc., 2.88%, 7/06/22	1,483
1,500,000	Baidu Inc., 3.63%, 7/06/27	1,501
640,000	Becton Dickinson and Co., 2.89%, 6/06/22	645
1,325,000	Becton Dickinson and Co., 3.36%, 6/06/24	1,345

Principal or Shares	Security Description	Value (000)

2,710,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	$2,832
3,600,000	Canadian Natural Resources Ltd.,
	3.85%, 6/01/27	3,645
2,640,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	2,871
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	719
1,040,000	Corp. Nacional del Cobre de Chile 144A,
	3.63%, 8/01/27 (b)	1,037
700,000	DaVita Inc., 5.13%, 7/15/24	721
815,000	Delta Air Lines Inc., 2.88%, 3/13/20	830
1,590,000	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. 144A, 5.45%, 6/15/23 (b)	1,755
1,560,000	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. 144A, 6.02%, 6/15/26 (b)	1,741
1,695,000	Dignity Health, 3.13%, 11/01/22	1,707
1,165,000	Dignity Health, 4.50%, 11/01/42	1,105
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,756
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,589
850,000	General Motors Financial Co. Inc.,
	3.70%, 5/09/23	869
2,500,000	Harris Corp., 2.70%, 4/27/20	2,524
2,040,000	HCA Inc., 5.88%, 5/01/23	2,236
807,000	Hertz Corp., 6.75%, 4/15/19 (d)	807
2,415,000	Kennametal Inc., 2.65%, 11/01/19	2,441
1,600,000	L Brands Inc., 5.63%, 10/15/23	1,682
1,621,442	Latam Airlines 2015-1 Pass Through Trust A,
	4.20%, 11/15/27	1,625
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,348
875,000	Marathon Oil Corp., 3.85%, 6/01/25	874
2,070,000	Marathon Oil Corp., 4.40%, 7/15/27	2,108
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,293
2,340,000	Mondelez International Holdings Netherlands
	BV 144A, 2.00%, 10/28/21 (b)	2,295
2,805,000	Mylan NV, 3.95%, 6/15/26	2,866
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	1,025
1,400,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	1,449
1,045,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	1,342
2,040,000	NuStar Logistics LP, 5.63%, 4/28/27	2,168
1,150,000	NXP BV / NXP Funding LLC 144A,
	4.13%, 6/15/20 (b)	1,205
3,015,000	Orange SA, 9.00%, 3/01/31	4,599
1,001,000	Perrigo Finance PLC, 3.50%, 12/15/21	1,037
1,850,000	Reckitt Benckiser Treasury Services PLC 144A,
	2.75%, 6/26/24 (b)	1,846
648,135	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu,
	6.88%, 2/15/21	667
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,680
1,310,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	1,294
1,485,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	1,482
2,500,000	Sigma Alimentos SA de CV 144A,
	4.13%, 5/02/26 (b)	2,546
4,060,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	4,044
2,000,000	Smithfield Foods Inc. 144A, 4.25%, 2/01/27 (b)	2,080
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	5,317

20

Principal or Shares	Security Description	Value (000)

1,475,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	$1,456
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,258
650,000	Time Warner Inc., 2.95%, 7/15/26	621
2,000,000	Time Warner Inc., 3.60%, 7/15/25	2,024
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,200
2,195,000	Tribune Media Co., 5.88%, 7/15/22	2,310
710,000	United Rentals North America Inc.,
	5.75%, 11/15/24	757
1,035,000	Universal Health Services Inc. 144A,
	5.00%, 6/01/26 (b)	1,082
5,980,000	Verizon Communications Inc., 2.63%, 8/15/26	5,545
1,843,000	WestRock MWV LLC, 7.95%, 2/15/31	2,593
2,010,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	2,098

		124,689

Utility (6%)
671,135	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (b)	699
2,140,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	2,208
1,100,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (b)	1,108
2,480,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,686
1,170,000	Colorado Interstate Gas Co. LLC / Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (b)	1,169
365,000	Enable Midstream Partners LP, 4.40%, 3/15/27	371
1,910,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	2,496
2,055,000	Encana Corp., 3.90%, 11/15/21	2,112
1,120,000	Encana Corp., 5.15%, 11/15/41	1,131
2,995,000	Enel Finance International NV 144A,
	3.63%, 5/25/27 (b)	3,029
2,700,000	Energy Transfer LP, 6.50%, 2/01/42	3,038
3,115,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	3,181
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,457
1,398,891	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	1,502
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,182
1,925,000	MPLX LP, 4.13%, 3/01/27	1,957
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,950
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,688
1,055,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (b)	1,087
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,688
990,000	Valero Energy Partners LP, 4.38%, 12/15/26	1,027

		42,766

Total Corporate Bond (Cost - $281,013)		288,842

FDIC Guaranteed (0%)
293,038	FDIC Structured Sale Guaranteed Notes 144A, 1.94%, 12/04/20 (a)(b) (Cost - $294)	293

Foreign Government (6%)
2,260,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	2,439

Principal or Shares	Security Description	Value (000)

2,790,000	Brazilian Government International Bond,
	2.63%, 1/05/23	$2,634
1,960,000	Colombia Government International Bond,
	3.88%, 4/25/27	1,984
1,200,000	Colombia Government International Bond,
	5.00%, 6/15/45	1,222
2,100,000	Honduras Government International Bond 144A,
	8.75%, 12/16/20 (b)	2,413
1,470,000	Indonesia Government International Bond 144A,
	3.75%, 4/25/22 (b)	1,522
1,940,000	Indonesia Government International Bond 144A,
	3.75%, 6/14/28 EUR (b)(e)	2,544
2,615,000	Indonesia Government International Bond 144A,
	5.88%, 1/15/24 (b)	3,001
2,515,000	Kenya Government International Bond 144A,
	5.88%, 6/24/19 (b)	2,586
4,050,000	Mexico Government International Bond,
	4.15%, 3/28/27	4,231
1,610,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	4.15%, 3/29/27 (b)	1,642
3,005,000	Peruvian Government International Bond,
	4.13%, 8/25/27 (d)	3,300
2,180,000	Provincia de Buenos Aires/Argentina 144A,
	5.75%, 6/15/19 (b)	2,244
2,000,000	Republic of Armenia International Bond 144A,
	6.00%, 9/30/20 (b)	2,109
2,800,000	Romanian Government International Bond
	144A, 4.38%, 8/22/23 (b)	3,001
2,340,000	Saudi Government International Bond 144A,
	3.25%, 10/26/26 (b)	2,319
2,330,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	2,679
2,000,000	Sri Lanka Government International Bond 144A,
	5.88%, 7/25/22 (b)	2,099
2,000,000	Turkey Government International Bond,
	5.63%, 3/30/21	2,136

Total Foreign Government (Cost - $44,400)		46,105

Mortgage Backed (31%)
1,105,366	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)(b)	1,068
4,480,000	Fannie Mae Connecticut Avenue Securities,
	1.77%, 1/25/30 (a)	4,480
3,173,015	Fannie Mae Connecticut Avenue Securities,
	2.18%, 10/25/29 (a)	3,195
2,389,751	Fannie Mae Connecticut Avenue Securities,
	2.38%, 9/25/29 (a)	2,413
3,855,944	Fannie Mae Connecticut Avenue Securities,
	2.53%, 4/25/29 (a)	3,915
968,603	Fannie Mae Connecticut Avenue Securities,
	2.58%, 1/25/29 (a)	978
1,332,872	Fannie Mae Connecticut Avenue Securities,
	3.18%, 8/25/28 (a)	1,350
908,146	Fannie Mae Connecticut Avenue Securities,
	3.43%, 10/25/28 (a)	921
1,500,000	Fannie Mae Connecticut Avenue Securities,
	4.78%, 7/25/29 (a)	1,615

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

895,000	Fannie Mae Connecticut Avenue Securities,
	5.48%, 1/25/29 (a)	$1,004
1,050,000	Fannie Mae Connecticut Avenue Securities,
	5.68%, 1/25/29 (a)	1,182
1,500,000	Fannie Mae Connecticut Avenue Securities,
	6.93%, 4/25/28 (a)	1,723
1,500,000	Fannie Mae Connecticut Avenue Securities,
	7.23%, 9/25/28 (a)	1,778
1,749,741	Fannie Mae Connecticut Avenue Securities,
	11.48%, 1/25/29 (a)	2,201
499,995	Fannie Mae Connecticut Avenue Securities,
	11.98%, 1/25/29 (a)	644
1,699,387	Fannie Mae Connecticut Avenue Securities,
	13.48%, 9/25/28 (a)	2,364
4,379,560	Fannie Mae Grantor Trust 2017-T1,
	2.90%, 6/25/27	4,386
4,853,328	FH 2B5447 ARM, 2.75%, 7/01/46 (a)	4,959
13,180,000	FN, 3.00%, 30YR TBA (f)	13,202
7,900,000	FN, 3.00%, 15YR TBA (f)	8,127
7,700,000	FN, 3.50%, 30YR TBA (f)	7,928
12,750,000	FN, 4.00%, 30YR TBA (f)	13,424
6,980,000	FN, 4.50%, 30YR TBA (f)	7,494
2,145,436	FN 254766 30YR, 5.00%, 6/01/33	2,357
317,515	FN 725027 30YR, 5.00%, 11/01/33	349
2,309,425	FN 725423 30YR, 5.50%, 5/01/34	2,587
1,386,207	FN 725424 30YR, 5.50%, 4/01/34	1,553
521,655	FN 725425 30YR, 5.50%, 4/01/34	584
2,698,656	FN 745418 30YR, 5.50%, 4/01/36	3,022
2,325,204	FN 995203 30YR, 5.00%, 7/01/35	2,555
2,023,623	FN AJ7689 30YR, 4.00%, 12/01/41	2,139
10,604,902	FN AL9373 15YR, 2.50%, 10/01/31	10,716
10,002,426	FN AS7170 30YR, 3.50%, 5/01/46	10,308
8,694,731	FN AS7253 30YR, 4.50%, 5/01/46	9,342
7,303,273	FN AS8807 30YR, 3.50%, 2/01/47	7,526
3,466,129	FN AX3596 15YR, 3.00%, 7/01/27	3,576
8,382,008	FN AZ3791 30YR, 3.00%, 3/01/46	8,402
5,602,318	FN BE9567 30YR, 3.50%, 4/01/47	5,773
4,158,507	Freddie Mac Gold Pool Q12837 30YR,
	3.00%, 11/01/42	4,191
4,834,669	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 10/25/29 (a)	4,908
2,300,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.53%, 4/25/29 (a)	2,326
1,346,987	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 3.43%, 2/25/24 (a)	1,392
1,250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 11.23%, 7/25/29 (a)	1,275
1,699,605	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.48%, 12/25/28 (a)	2,239
10,750,000	G2, 3.00%, 30YR TBA (f)	10,907
5,890,000	G2, 3.50%, 30YR TBA (f)	6,120
8,050,000	G2, 4.00%, 30YR TBA (f)	8,476
174,276	G2 5140 30YR, 4.50%, 8/20/41	187
1,879,705	G2 5175 30YR, 4.50%, 9/20/41	2,014
1,969,825	G2 5258 30YR, 3.50%, 12/20/41	2,054
2,245,664	GN 784182 30YR, 4.50%, 8/15/46	2,462
1,709,597	GN AA5452 30YR, 3.50%, 7/15/42	1,786
103,402	Harborview Mortgage Loan Trust,
	3.66%, 1/19/35 (a)	101

Principal or Shares	Security Description	Value (000)

297,492	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	$264
2,575,270	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)(b)	2,612
3,049,129	JP Morgan Seasoned Mortgage Trust 2014-1
	144A, 1.73%, 5/25/33 (a)(b)	3,025
39,299	Landmark Mortgage Securities PLC,
	0.52%, 6/17/38 GBP (a)(e)	51
29,943	Morgan Stanley Mortgage Loan Trust,
	3.06%, 7/25/34 (a)	30
808,446	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)(b)	849
1,287,830	New Residential Mortgage Loan Trust 2014-3
	144A, 3.75%, 11/25/54 (a)(b)	1,309
2,616,464	New Residential Mortgage Loan Trust 2017-2
	144A, 4.00%, 3/25/57 (a)(b)	2,754
345,885	Prime Mortgage Trust, 5.00%, 10/25/35	342
1,725,966	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	1,562
54,154	Sequoia Mortgage Trust, 2.03%, 10/20/27 (a)	53
3,885	Structured Asset Mortgage Investments Trust
	2003-CL1, 4.18%, 7/25/32 (a)	4
671,470	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.00%, 7/25/37 (a)	559
3,360,000	Wells Fargo Commercial Mortgage Trust
	2015-Lc22, 3.84%, 9/15/58	3,568

Total Mortgage Backed (Cost - $226,131)		228,560

Municipal (1%)
2,460,000	California Pollution Control Financing Authority
	144A, 5.00%, 11/21/45 (b)	2,463
770,000	State Board of Administration Finance Corp.,
	3.00%, 7/01/20	784
1,495,000	State of California, 7.55%, 4/01/39	2,307
1,000,000	State of Washington, 1.70%, 7/01/20	988
365,000	University of California, 3.26%, 5/15/24	378

Total Municipal (Cost - $6,063)		6,920

U.S. Government Agency (2%)
15,000,000	FHLB Disc Note, 0.70%, 8/18/17 (g) (Cost - $14,993)	14,993

U.S. Treasury (18%)
2,660,000	U.S. Treasury Bill, 0.87%, 12/28/17 (g)	2,648
10,615,000	U.S. Treasury Note, 0.75%, 1/31/18	10,594
12,605,000	U.S. Treasury Note, 1.13%, 2/28/19	12,571
3,055,000	U.S. Treasury Note, 1.75%, 6/30/22	3,043
14,872,000	U.S. Treasury Note, 1.88%, 1/31/22	14,929
17,775,000	U.S. Treasury Note, 1.88%, 3/31/22	17,830
26,925,000	U.S. Treasury Note, 2.25%, 2/15/27	26,842
5,320,000	U.S. Treasury Note, 2.38%, 5/15/27	5,359
33,360,000	U.S. Treasury Note, 3.00%, 5/15/47	34,036

Total U.S. Treasury (Cost - $127,724)		127,852

Purchased Put Swaptions (0%)

22

Principal or Shares	Security Description	Value (000)

8,000,000	Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.562%; Counterparty Barclays Bank PLC, 1/23/48 (Cost - $303)	$305

Investment Company (4%)
15,779,625	Payden Cash Reserves Money Market Fund *	15,780
1,636,332	Payden Emerging Markets Corporate Bond Fund, SI Class *	16,756

Total Investment Company (Cost - $32,067)		32,536

Total Investments (Cost - $813,406) (113%)		827,179
Liabilities in excess of Other Assets (-13%)		(97,973)

Net Assets (100%)		$729,206

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $4,106 and the total market value of the collateral held by the Fund is $4,265. Amounts in 000s.
(e)	Principal in foreign currency.
(f)	Security was purchased on a delayed delivery basis.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 5,514)	Citibank, N.A.	$31
10/23/2017	British Pound (Buy 8,348)	Royal Bank of Canada	79
9/28/2017	Norwegian Krone (Buy 69,457)	HSBC Bank USA, N.A.	655
10/13/2017	Russian Ruble (Buy 108,220)	HSBC Bank USA, N.A.	16
10/13/2017	Turkish Lira (Buy 6,458)	Bank of America N.A.	31

			$812

Liabilities:
10/27/2017	Australian Dollar (Sell 13,767)	State Street Bank &Trust Co.	$(79)
10/25/2017	Canadian Dollar (Sell 20,474)	HSBC Bank USA, N.A.	(37)
8/8/2017	Euro (Sell 2,203)	Citibank, N.A.	(107)
9/28/2017	Euro (Sell 7,333)	HSBC Bank USA, N.A.	(492)
10/23/2017	Euro (Sell 9,317)	Royal Bank of Canada	(92)

			$(807)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
295	90-Day Eurodollar Future	Jun-18	$72,577	$80
295	90-Day Eurodollar Future	Sep-18	(72,529)	(112)
452	U.S. 10 Year Ultra Future	Sep-17	(61,041)	(73)
57	U.S. Long Bond Future	Sep-17	8,719	(178)
105	U.S. Treasury 10 Year Note Future	Sep-17	(13,219)	(5)
185	U.S. Treasury 5 Year Note Future	Sep-17	21,858	4

				$(284)

23 Payden Mutual Funds

Open Written Put Swaptions

Notional Principal	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
19,360,000	Option to enter into a 10-year Interest Rate Swap for the counterparty to receive the Fund a floating rate based on 3-month USD LIBOR in exchange for paying the Fund a fixed rate of 2.308%; Counterparty Barclays Bank PLC,	Jan-28	$(298)	$17

24

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,500,000	Domino’s Pizza Master Issuer LLC 144A,
	3.08%, 7/25/47 (a)	$1,497
1,000,000	Madison Park Funding XIV Ltd. 144A,
	4.56%, 7/20/26 (a)(b)	1,004

Total Asset Backed (Cost - $2,500)		2,501

Corporate Bond (94%)
Consumer Cyclical (6%)
800,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	827
800,000	CK Hutchison International 16 Ltd. 144A,
	1.88%, 10/03/21 (a)	780
1,017,301	Continental Airlines 2007-1 Class B Pass
	Through Trust, 6.90%, 4/19/22	1,073
730,000	Ford Motor Co., 7.45%, 7/16/31	935
850,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	853
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,020
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	596
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	408
1,200,000	General Motors Co., 6.75%, 4/01/46	1,440
500,000	General Motors Financial Co. Inc.,
	3.20%, 7/13/20	512
475,000	General Motors Financial Co. Inc.,
	3.70%, 5/09/23	485
1,000,000	General Motors Financial Co. Inc.,
	4.35%, 1/17/27	1,021
2,000,000	ZF North America Capital Inc. 144A,
	4.50%, 4/29/22 (a)	2,107

		12,057

Consumer Non-Cyclical (9%)
600,000	Amgen Inc., 5.65%, 6/15/42	734
904,000	Anheuser-Busch InBev Worldwide Inc.,
	8.20%, 1/15/39	1,421
350,000	Becton Dickinson and Co., 2.89%, 6/06/22	353
1,335,000	Becton Dickinson and Co., 3.70%, 6/06/27	1,356
135,000	Block Financial LLC, 4.13%, 10/01/20	141
700,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	696
1,000,000	Dairy Farmers of America Inc. 144A, 7.13% (a)	1,120
110,000	Dignity Health, 3.13%, 11/01/22	111
740,000	Dignity Health, 4.50%, 11/01/42	702
1,500,000	Land O’ Lakes Inc. 144A, 7.25% (a)	1,620
650,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18 (c)	656
1,060,000	Mondelez International Holdings Netherlands
	BV 144A, 2.00%, 10/28/21 (a)	1,040
570,000	Mylan NV, 3.95%, 6/15/26	582
550,000	Mylan NV, 5.25%, 6/15/46	604
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	225
945,000	Pfizer Inc., 7.20%, 3/15/39	1,443
1,050,000	Reckitt Benckiser Treasury Services PLC 144A,
	2.75%, 6/26/24 (a)	1,048
640,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	639
590,000	Sigma Alimentos SA de CV 144A,
	4.13%, 5/02/26 (a)	601

Principal or Shares	Security Description	Value (000)

600,000	Takeda Pharmaceutical Co. Ltd. 144A,
	2.45%, 1/18/22 (a)	$603
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	383
1,000,000	Tyson Foods Inc., 4.55%, 6/02/47	1,064
410,000	Universal Health Services Inc. 144A,
	5.00%, 6/01/26 (a)	428

		17,570

Energy (15%)
985,000	Alberta Energy Co. Ltd., 7.38%, 11/01/31	1,208
339,729	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	354
935,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	965
500,000	Canadian Natural Resources Ltd.,
	3.85%, 6/01/27	506
900,000	Canadian Natural Resources Ltd.,
	4.95%, 6/01/47	942
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,522
960,000	Colorado Interstate Gas Co. LLC / Colorado
	Interstate Issuing Corp. 144A,
	4.15%, 8/15/26 (a)	959
850,000	ConocoPhillips, 6.50%, 2/01/39	1,124
175,000	Enable Midstream Partners LP, 4.40%, 3/15/27	178
835,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,091
350,000	Enbridge Energy Partners LP, 7.50%, 4/15/38	448
350,000	Encana Corp., 5.15%, 11/15/41	353
550,000	Energy Transfer LP, 6.50%, 2/01/42	619
1,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	1,044
1,000,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	1,015
1,365,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	1,394
650,000	Gulf South Pipeline Co. LP, 4.00%, 6/15/22	671
355,000	Kerr-McGee Corp., 6.95%, 7/01/24	421
750,000	Kinder Morgan Energy Partners LP,
	6.55%, 9/15/40	867
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	268
555,000	Marathon Oil Corp., 3.85%, 6/01/25	554
1,315,000	Marathon Oil Corp., 4.40%, 7/15/27	1,339
460,000	MPLX LP, 4.13%, 3/01/27	468
600,000	MPLX LP, 4.88%, 12/01/24	646
660,000	MPLX LP, 5.20%, 3/01/47	684
550,000	Nabors Industries Inc., 5.50%, 1/15/23 (c)	524
1,000,000	National Oilwell Varco Inc., 2.60%, 12/01/22	977
375,000	Noble Holding International Ltd.,
	7.75%, 1/15/24 (c)	300
900,000	ONEOK Inc., 4.00%, 7/13/27	916
275,000	ONEOK Inc., 4.25%, 2/01/22	289
200,000	Peabody Energy Corp. 144A, 6.00%, 3/31/22 (a)	205
700,000	Petro-Canada, 7.88%, 6/15/26	897
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	437
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	506
810,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	919
350,000	Suncor Energy Inc., 6.85%, 6/01/39	471
550,000	TC PipeLines LP, 3.90%, 5/25/27	554
350,000	Valero Energy Corp., 6.63%, 6/15/37	437
430,000	Valero Energy Partners LP, 4.38%, 12/15/26	446

25 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

965,000	Western Gas Partners LP, 5.45%, 4/01/44	$1,014
1,050,000	Williams Cos. Inc., 7.88%, 9/01/21	1,234

		29,766

Financial (44%)
170,000	Air Lease Corp., 4.25%, 9/15/24	180
800,000	American Financial Group Inc./OH,
	4.50%, 6/15/47	826
700,000	Aon Corp., 6.25%, 9/30/40	908
875,000	Ares Capital Corp., 3.63%, 1/19/22	891
500,000	Ares Capital Corp., 4.88%, 11/30/18	518
1,700,000	Athene Global Funding 144A,
	2.53%, 7/01/22 (a)(b)	1,712
1,200,000	Australia & New Zealand Banking Group Ltd.
	144A, 4.40%, 5/19/26 (a)	1,249
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	829
1,200,000	Bank of America Corp., 2.37%, 7/21/21 (b)	1,205
880,000	Bank of America Corp., 3.71%, 4/24/28 (b)	891
600,000	Bank of America Corp., 4.00%, 1/22/25	619
1,300,000	Bank of America Corp., 7.75%, 5/14/38	1,906
1,085,000	Bank of Nova Scotia, 4.50%, 12/16/25	1,148
1,300,000	Barclays PLC, 4.84%, 5/09/28	1,352
880,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (a)	893
930,000	BNP Paribas SA 144A, 4.38%, 9/28/25 (a)	969
1,000,000	BPCE SA, 2.08%, 5/31/22 (b)	1,000
650,000	BPCE SA 144A, 3.00%, 5/22/22 (a)	658
1,000,000	Capital One Financial Corp., 3.75%, 7/28/26	984
875,000	Capital One Financial Corp., 3.75%, 3/09/27	882
585,000	Capital One NA/Mclean VA, 2.46%, 1/30/23 (b)	590
1,300,000	Care Capital Properties LP, 5.13%, 8/15/26	1,328
750,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (a)	777
425,000	Citigroup Inc., 2.88%, 7/24/23 (b)	426
1,850,000	Citigroup Inc., 4.13%, 7/25/28	1,903
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,333
210,000	Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	220
1,400,000	Commonwealth Bank of Australia 144A,
	4.50%, 12/09/25 (a)	1,470
1,320,000	Compass Bank, 2.88%, 6/29/22	1,321
1,250,000	Cooperatieve Rabobank UA, 3.95%, 11/09/22	1,317
405,000	Credit Suisse Group AG 144A,
	4.28%, 1/09/28 (a)	424
500,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.80%, 9/15/22	524
625,000	Digital Realty Trust LP, 3.40%, 10/01/20	645
500,000	Discover Bank, 3.10%, 6/04/20	513
825,000	Discover Financial Services, 4.10%, 2/09/27	837
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,088
1,150,000	EPR Properties, 4.50%, 6/01/27	1,171
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	782
700,000	Fifth Third Bank/Cincinnati OH,
	3.85%, 3/15/26	726
1,030,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	1,095
950,000	First Republic Bank/CA, 4.38%, 8/01/46	940
1,400,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (a)	1,524
640,000	FS Investment Corp., 4.25%, 1/15/20	653

Principal or Shares	Security Description	Value (000)

800,000	Goldman Sachs Group Inc., 2.42%, 4/26/22 (b)	$ 808
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	603
600,000	Goldman Sachs Group Inc., 3.06%, 10/28/27 (b)	626
1,150,000	Goldman Sachs Group Inc., 6.75%, 10/01/37	1,512
475,000	Healthcare Trust of America Holdings LP,
	2.95%, 7/01/22	478
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	517
1,400,000	HSBC Holdings PLC, 6.50%, 9/15/37	1,825
300,000	Icahn Enterprises LP / Icahn Enterprises Finance
	Corp., 6.75%, 2/01/24	316
1,185,000	ICBCIL Finance Co. Ltd. 144A,
	2.38%, 5/19/19 (a)	1,180
1,600,000	JPMorgan Chase & Co., 3.22%, 3/01/25 (b)	1,620
440,000	Kimco Realty Corp., 3.40%, 11/01/22	453
1,400,000	KKR Group Finance Co. III LLC 144A,
	5.13%, 6/01/44 (a)	1,509
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (a)	318
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	577
142,000	Massachusetts Mutual Life Insurance Co. 144A,
	8.88%, 6/01/39 (a)	231
1,300,000	Mitsui Fudosan Co. Ltd. 144A,
	3.65%, 7/20/27 (a)	1,340
1,445,000	Morgan Stanley, 2.53%, 5/08/24 (b)	1,456
1,586,000	Morgan Stanley, 5.00%, 11/24/25	1,735
800,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	1,345
990,000	Navient Corp., 6.50%, 6/15/22	1,056
500,000	New York Life Insurance Co. 144A,
	6.75%, 11/15/39 (a)	698
1,100,000	ORIX Corp., 2.90%, 7/18/22	1,108
450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	735
340,000	People’s United Bank, 4.00%, 7/15/24	346
1,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (a)	1,051
325,000	Prudential Financial Inc., 5.63%, 6/15/43 (b)	356
550,000	Royal Bank of Scotland Group PLC,
	2.79%, 5/15/23 (b)	556
1,100,000	Royal Bank of Scotland Group PLC,
	3.50%, 5/15/23 (b)	1,114
450,000	Santander Holdings USA Inc. 144A,
	3.70%, 3/28/22 (a)	457
930,000	Santander Holdings USA Inc. 144A,
	4.40%, 7/13/27 (a)	949
430,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	432
1,655,000	Santander UK Group Holdings PLC,
	3.57%, 1/10/23	1,697
1,265,000	Scentre Group Trust 1 / Scentre Group Trust 2
	144A, 2.38%, 11/05/19 (a)	1,269
975,000	Select Income REIT, 4.25%, 5/15/24	972
470,000	Select Income REIT, 4.50%, 2/01/25	474
700,000	Senior Housing Properties Trust,
	3.25%, 5/01/19	709

26

Principal or Shares	Security Description	Value (000)

230,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	$ 250
690,000	Sirius International Group Ltd. 144A,
	4.60%, 11/01/26 (a)	663
1,060,000	SLM Corp., 5.13%, 4/05/22	1,087
725,000	Spirit Realty LP, 4.45%, 9/15/26	700
1,685,000	Sumitomo Mitsui Financial Group Inc.,
	2.78%, 7/12/22	1,696
105,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	105
1,000,000	Synchrony Bank, 3.00%, 6/15/22	998
250,000	Synchrony Financial, 2.70%, 2/03/20	252
250,000	Synchrony Financial, 3.75%, 8/15/21	258
550,000	Teachers Insurance & Annuity Association of
	America 144A, 4.90%, 9/15/44 (a)	614
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	917
1,300,000	VEREIT Operating Partnership LP,
	3.00%, 2/06/19	1,315
1,600,000	Wells Fargo & Co., 5.38%, 11/02/43	1,865
1,350,000	Westpac Banking Corp., 4.32%, 11/23/31 (b)	1,395

		85,770

Industrial (3%)
650,000	Aviation Capital Group Corp. 144A,
	2.88%, 1/20/22 (a)	653
1,345,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	1,385
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (a)	474
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	458
1,485,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (a)	1,479
1,245,000	WestRock MWV LLC, 7.95%, 2/15/31	1,752

		6,201

Material (3%)
1,500,000	Barrick PD Australia Finance Pty. Ltd.,
	5.95%, 10/15/39	1,831
600,000	CF Industries Inc. 144A, 4.50%, 12/01/26 (a)	625
650,000	Corp. Nacional del Cobre de Chile 144A,
	4.50%, 8/01/47 (a)	644
605,000	Dow Chemical Co., 9.40%, 5/15/39	1,025
800,000	Glencore Finance Canada Ltd. 144A,
	6.00%, 11/15/41 (a)	928

		5,053

Technology (3%)
1,175,000	Activision Blizzard Inc., 4.50%, 6/15/47	1,194
635,000	Dell International LLC / EMC Corp. 144A,
	5.45%, 6/15/23 (a)	701
280,000	Dell International LLC / EMC Corp. 144A,
	8.10%, 7/15/36 (a)	354
835,000	Dell International LLC / EMC Corp. 144A,
	8.35%, 7/15/46 (a)	1,094
375,000	Dun & Bradstreet Corp., 4.25%, 6/15/20	389
325,000	NXP BV / NXP Funding LLC 144A,
	4.13%, 6/15/20 (a)	340
935,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (a)	923

		4,995

Telecommunication (6%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	645
635,000	AT&T Inc., 2.85%, 2/14/23	637
970,000	AT&T Inc., 3.60%, 2/17/23	1,005

Principal or Shares	Security Description	Value (000)

1,000,000	AT&T Inc., 4.50%, 5/15/35	$977
330,000	AT&T Inc., 4.50%, 3/09/48	305
700,000	AT&T Inc., 5.25%, 3/01/37	735
870,000	Baidu Inc., 2.88%, 7/06/22	875
750,000	Baidu Inc., 3.63%, 7/06/27	750
1,200,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	144A, 5.38%, 5/01/47 (a)	1,249
400,000	Orange SA, 9.00%, 3/01/31	610
390,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	396
570,000	Time Warner Cable LLC, 5.88%, 11/15/40	636
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	985
280,000	Verizon Communications Inc., 4.86%, 8/21/46	276
840,000	Verizon Communications Inc., 5.25%, 3/16/37	892

		10,973

Utility (5%)
400,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	406
1,050,000	Basin Electric Power Cooperative 144A,
	4.75%, 4/26/47 (a)	1,109
250,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	327
650,000	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (a)	655
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,049
650,000	Duke Energy Corp., 3.75%, 9/01/46	634
1,700,000	Enel Finance International NV 144A,
	3.63%, 5/25/27 (a)	1,719
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	512
1,250,000	FirstEnergy Corp., 4.85%, 7/15/47	1,284
740,000	Fortis Inc./Canada, 3.06%, 10/04/26	720
1,150,000	Indianapolis Power & Light Co. 144A,
	4.05%, 5/01/46 (a)	1,132
385,956	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (a)	373

		9,920

Total Corporate Bond (Cost - $177,732)		182,305

Investment Company (6%)
10,828,983	Payden Cash Reserves Money Market Fund *
	(Cost - $10,829)	10,829
Total Investments (Cost - $191,061) (101%)		195,635
Liabilities in excess of Other Assets (-1%)		(2,655)

Net Assets (100%)		$192,980

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(c)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $1,079 the total market value of the collateral held by the Fund is $1,103. Amounts in 000s.

27 Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
51	90-Day Eurodollar Future	Jun-18	$12,547	$20
51	90-Day Eurodollar Future	Sep-18	(12,539)	(26)
39	U.S. 10 Year Ultra Future	Sep-17	(5,267)	(15)
98	U.S. Treasury 5 Year Note Future	Sep-17	11,579	31
7	U.S. Ultra Bond Future	Sep-17	1,152	(8)

				$2

Open Centrally Cleared Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)
Chicago Mercantile	3M US LIBOR	(2.01)%	Apr-22	4,750	$(26)

28

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,250,000	Apidos CLO 144A, 2.45%, 4/15/25 (a)(b)	$ 1,251
500,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, 4.61%, 4/20/27 (a)(b)	503
1,170,000	Cedar Funding II CLO Ltd. 144A, 2.52%, 6/09/30 (a)(b)	1,172
590,000	Cedar Funding II CLO Ltd. 144A, 3.64%, 6/09/30 (a)(b)	591
228,257	Colony American Homes 2014-2 144A, 2.18%, 7/17/31 (a)(b)	228
967,514	Colony American Homes 2015-1 144A, 2.43%, 7/17/32 (a)(b)	975
797,332	Countrywide Asset-Backed Certificates, 4.84%, 10/25/46 (a)	752
1,650,000	Domino’s Pizza Master Issuer LLC 144A, 2.49%, 7/25/47 (a)(b)	1,647
300,000	Domino’s Pizza Master Issuer LLC 144A, 4.12%, 7/25/47 (b)	303
500,000	Eaton Vance CLO 2015-1 Ltd. 144A, 5.51%, 10/20/26 (a)(b)	503
650,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	646
238,053	Invitation Homes 2014-SFR2 Trust 144A, 2.33%, 9/17/31 (a)(b)	239
102,268	Invitation Homes 2014-SFR3 Trust 144A, 2.43%, 12/17/31 (a)(b)	102
669,288	Invitation Homes 2015-SFR3 Trust 144A, 2.53%, 8/17/32 (a)(b)	675
400,000	LCM XX LLC 144A, 5.06%, 10/20/27 (a)(b)	404
500,000	LCM XXI LP 144A, 4.81%, 4/20/28 (a)(b)	504
500,000	Octagon Investment Partners 26 Ltd. 144A, 4.65%, 4/15/27 (a)(b)	503
865,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	871
367,341	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	369
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	812

Total Asset Backed (Cost - $12,938)		13,050

Bank Loans(c) (4%)
398,056	Akorn Inc. Term Loan B 1L, 5.50%, 4/16/21	405
469,382	Albertson’s LLC Term Loan B4 1L, 3.98%, 8/25/21	469
420,006	Allison Transmission Inc. Term Loan B 1L, 3.24%, 9/23/22	423
500,000	Berry Plastics Corp. Term Loan L 1L, 3.47%, 1/06/21	502
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.98%, 7/29/21	658
487,445	CDW LLC/CDW Finance Corp. Term loan B 1L, 3.30%, 8/17/23	491
485,000	DaVita Inc. Term Loan B 1L, 3.98%, 6/24/21	491
450,909	Libbey Glass Inc. Term Loan B 1L, 4.22%, 4/09/21	412
397,357	Michaels Stores Inc. Term Loan B1 1L, 3.98%, 1/28/23	398

Principal or Shares	Security Description	Value (000)

586,500	Petsmart Inc. Term Loan B 1L, 4.23%, 3/10/22	$ 556
1,481,250	Revlon Consumer Products Corp. Term Loan B 1L, 4.73%, 9/07/23	1,343
485,179	Sabre Global Inc. Term Loan B 1L, 3.98%, 2/22/24	490
498,750	SFR Group SA Term Loan B11 1L, 3.94%, 6/22/25	499
590,955	Trinseo Materials Finance Inc. Term Loan B 1L, 4.48%, 11/05/21	597
271,848	Vantiv LLC Term Loan B 1L, 3.72%, 10/14/23	275
291,667	Visteon Corp. Term Loan B IL, 3.55%, 4/09/21	293

Total Bank Loans (Cost - $8,434)		8,302

Corporate Bond (41%)
Financial (16%)
435,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/01/21	472
400,000	Aircastle Ltd., 5.50%, 2/15/22	436
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	202
410,000	Ally Financial Inc., 3.25%, 11/05/18	416
185,000	Ares Capital Corp., 3.63%, 1/19/22	188
220,000	Athene Global Funding 144A, 2.53%, 7/01/22 (a)(b)	222
445,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	448
950,000	Bank of America Corp., 2.37%, 7/21/21 (a)	954
645,000	Bank of America Corp., 2.88%, 4/24/23 (a)	649
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (b)	479
270,000	Barclays PLC, 3.68%, 1/10/23	278
610,000	BPCE SA, 2.08%, 5/31/22 (a)	610
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	301
360,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	373
400,000	Citigroup Inc., 2.88%, 7/24/23 (a)	401
750,000	Citigroup Inc., 2.90%, 12/08/21	761
375,000	Citigroup Inc., 4.45%, 9/29/27	395
130,000	Citigroup Inc., 6.13%, 12/29/49 (a)	140
750,000	Citizens Bank NA/Providence RI, 2.55%, 5/13/21	753
510,000	Compass Bank, 2.88%, 6/29/22	510
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	816
415,000	Crown Castle International Corp., 2.25%, 9/01/21	411
400,000	Discover Bank, 3.10%, 6/04/20	410
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	420
425,000	Enstar Group Ltd., 4.50%, 3/10/22	441
850,000	Export-Import Bank of India, 3.88%, 10/02/19	875
770,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	838
250,000	Ford Motor Credit Co. LLC, 2.56%, 3/28/22 (a)	252
740,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	740
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	642
235,000	FS Investment Corp., 4.25%, 1/15/20	240
705,000	General Motors Financial Co. Inc., 2.85%, 1/14/22 (a)	721
1,135,000	Goldman Sachs Group Inc., 2.42%, 4/26/22 (a)	1,147

29 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

225,000	Hospitality Properties Trust, 4.50%, 3/15/25	$233
530,000	HSBC USA Inc., 2.00%, 8/07/18	532
275,000	Hyundai Capital Services Inc. 144A, 3.00%, 3/06/22 (b)	275
280,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/01/24	295
360,000	KeyCorp, 2.90%, 9/15/20	368
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	637
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (b)	152
600,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	602
235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	236
980,000	Morgan Stanley, 2.24%, 7/22/22 (a)	982
590,000	Morgan Stanley, 2.53%, 5/08/24 (a)	594
400,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	407
600,000	ORIX Corp., 2.90%, 7/18/22	604
600,000	Pacific LifeCorp 144A, 6.00%, 2/10/20 (b)	650
950,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (b)	951
580,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	589
600,000	Royal Bank of Scotland Group PLC, 2.79%, 5/15/23 (a)	606
850,000	Santander Holdings USA Inc. 144A, 3.70%, 3/28/22 (b)	864
600,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	603
250,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	256
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	169
350,000	Select Income REIT, 4.50%, 2/01/25	353
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	468
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	174
580,000	SLM Corp., 5.13%, 4/05/22	594
675,000	Sumitomo Mitsui Financial Group Inc., 2.78%, 7/12/22	679
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	245
150,000	Synchrony Financial, 3.75%, 8/15/21	155
560,000	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 144A, 6.00%, 4/15/23 (b)	578
455,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	460
165,000	Vornado Realty LP, 2.50%, 6/30/19	167
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	505

		31,924

Industrial (21%)
850,000	Abbott Laboratories, 3.40%, 11/30/23	876
180,000	AbbVie Inc., 2.30%, 5/14/21	180
300,000	AbbVie Inc., 2.50%, 5/14/20	305

Principal or Shares	Security Description	Value (000)

300,000	AbbVie Inc., 3.20%, 11/06/22	$309
300,000	Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc. / Albertson’s LLC 144A, 6.63%, 6/15/24 (b)	283
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (d)	476
223,488	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	234
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (e)	310
700,000	Amgen Inc., 3.63%, 5/15/22	737
200,000	ARD Finance SA, 7.13%, 9/15/23	215
800,000	AT&T Inc., 3.40%, 5/15/25	789
600,000	AT&T Inc., 3.80%, 3/01/24	619
600,000	BAE Systems Holdings Inc. 144A, 2.85%, 12/15/20 (b)	610
350,000	Baidu Inc., 2.88%, 7/06/22	352
350,000	Baxalta Inc., 2.88%, 6/23/20	358
140,000	Becton Dickinson and Co., 2.89%, 6/06/22	141
280,000	Becton Dickinson and Co., 3.36%, 6/06/24	284
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	497
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	606
500,000	Braskem Finance Ltd., 6.45%, 2/03/24	548
300,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	313
750,000	Canadian Natural Resources Ltd., 2.95%, 1/15/23	752
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	312
300,000	CenturyLink Inc., 6.45%, 6/15/21	325
400,000	CF Industries Inc., 6.88%, 5/01/18	415
200,000	Change Healthcare Holdings LLC / Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)	208
560,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	609
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	147
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (b)	442
400,000	Continental Resources Inc./OK, 5.00%, 9/15/22	398
490,000	Corp. Nacional del Cobre de Chile 144A, 4.50%, 8/01/47 (b)	486
500,000	Dana Inc., 5.38%, 9/15/21	516
755,000	Danone SA 144A, 2.59%, 11/02/23 (b)	747
565,000	Darden Restaurants Inc., 6.80%, 10/15/37	730
300,000	DaVita Inc., 5.13%, 7/15/24	309
1,265,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	1,336
165,000	Delta Air Lines Inc., 2.88%, 3/13/20	168
500,000	DISH DBS Corp., 5.88%, 11/15/24	544
300,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (b)	320
720,000	Dow Chemical Co., 3.50%, 10/01/24	746
450,000	GATX Corp., 2.50%, 3/15/19	454
149,000	Hertz Corp., 6.75%, 4/15/19 (e)	149
270,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	279
300,000	HPHT Finance 15 Ltd. 144A, 2.25%, 3/17/18 (b)	300
300,000	JC Penney Corp. Inc., 5.65%, 6/01/20	304

30

Principal or Shares	Security Description	Value (000)

500,000	Keysight Technologies Inc., 3.30%, 10/30/19	$509
400,000	L Brands Inc., 5.63%, 10/15/23	421
542,025	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	543
420,000	Level 3 Communications Inc., 5.75%, 12/01/22	437
470,000	LifePoint Health Inc., 5.50%, 12/01/21	488
235,000	Marathon Oil Corp., 3.85%, 6/01/25	235
560,000	Marathon Oil Corp., 4.40%, 7/15/27	570
530,000	Meritage Homes Corp. 144A, 5.13%, 6/06/27 (b)	539
590,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21 (b)	579
635,000	Mylan NV, 3.15%, 6/15/21	649
280,000	Nature’s Bounty Co. 144A, 7.63%, 5/15/21 (b)	302
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	308
280,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	290
775,000	Nissan Motor Acceptance Corp. 144A, 2.15%, 7/13/20 (b)	778
800,000	Nokia OYJ, 4.38%, 6/12/27	826
600,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (b)	603
440,000	NuStar Logistics LP, 5.63%, 4/28/27	468
430,000	Orange SA, 1.63%, 11/03/19	428
250,000	Orange SA, 9.00%, 3/01/31	381
500,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	528
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (b)	509
620,000	QUALCOMM Inc., 2.04%, 1/30/23 (a)	624
400,000	Reckitt Benckiser Treasury Services PLC 144A, 2.75%, 6/26/24 (b)	399
500,000	Regal Entertainment Group, 5.75%, 3/15/22	522
300,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	250
230,000	Ryder System Inc., 2.50%, 5/11/20	232
260,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	257
555,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	554
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	462
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	882
275,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	279
400,000	SoftBank Group Corp. 144A, 4.50%, 4/15/20 (b)	414
480,000	Solvay Finance America LLC 144A,
	3.40%, 12/03/20 (b)	498
400,000	Sonic Automotive Inc., 5.00%, 5/15/23 (e)	390
500,000	Southwest Airlines Co., 2.75%, 11/06/19	508
290,000	Sprint Communications Inc, 6.00%, 11/15/22	307
300,000	Sprint Corp., 7.88%, 9/15/23	341
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	298
150,000	Tech Data Corp., 3.70%, 2/15/22	153
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	324
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (b)	455
730,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	720
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	519
500,000	Time Warner Cable LLC., 6.75%, 7/01/18	522

Principal or Shares	Security Description	Value (000)

680,000	Time Warner Inc., 4.70%, 1/15/21	$734
600,000	United Rentals North America Inc., 5.88%, 9/15/26	648
825,000	Verizon Communications Inc., 4.13%, 8/15/46	732
640,000	Verizon Communications Inc., 5.15%, 9/15/23	713
165,000	WestRock MWV LLC, 7.38%, 9/01/19	182
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	449

		43,797

Utility (4%)
550,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	549
275,000	Comision Federal de Electricidad 144A, 4.88%, 5/26/21 (b)	294
700,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (b)	747
800,000	Dominion Energy Inc., 4.10%, 4/01/21	839
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	433
260,000	Enbridge Inc., 2.90%, 7/15/22	262
465,000	Encana Corp., 5.15%, 11/15/41	470
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	512
725,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (b)	794
500,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)(e)	486
600,000	ONEOK Inc., 4.00%, 7/13/27	611
370,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	398
510,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	557
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	506
250,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	284
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (b)	887
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 3/01/27	298

		8,927

Total Corporate Bond (Cost - $83,795)		84,648

Foreign Government (7%)
930,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	1,003
650,000	Brazilian Government International Bond, 2.63%, 1/05/23 (e)	614
955,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (b)	1,065
910,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)(e)	1,010
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	480
950,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,042
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	575
566,000	Hungary Government International Bond, 4.13%, 2/19/18	574
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	503

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (f)	$388
895,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (b)	1,027
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	663
525,000	Panama Government International Bond, 5.20%, 1/30/20	568
520,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	529
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	576
450,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	475
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (b)	746
665,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	659
800,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	920
450,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	472
450,000	Turkey Government International Bond, 5.63%, 3/30/21	481

Total Foreign Government (Cost - $13,973)		14,370

Mortgage Backed (16%)
185,357	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	161
212,471	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	183
327,221	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	244
481,664	American Home Mortgage Investment Trust 2006-3, 3.20%, 12/25/36 (a)	371
341,523	Banc of America Funding 2005-H Trust, 3.22%, 11/20/35 (a)	295
553,674	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	483
260,723	CHL Mortgage Pass-Through Trust 2004-29, 2.39%, 2/25/35 (a)	210
251,219	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	243
135,880	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	114
1,130,000	Fannie Mae Connecticut Avenue Securities, 1.77%, 1/25/30 (a)	1,130
1,041,885	Fannie Mae Connecticut Avenue Securities, 2.18%, 10/25/29 (a)	1,049
607,759	Fannie Mae Connecticut Avenue Securities, 3.43%, 10/25/28 (a)	616
500,000	Fannie Mae Connecticut Avenue Securities, 4.13%, 7/25/24 (a)	530
500,000	Fannie Mae Connecticut Avenue Securities, 4.23%, 7/25/24 (a)	535
1,000,000	Fannie Mae Connecticut Avenue Securities, 6.23%, 7/25/25 (a)	1,108

Principal or Shares	Security Description	Value (000)

400,000	Fannie Mae Connecticut Avenue Securities, 6.93%, 4/25/28 (a)	$460
750,000	Fannie Mae Connecticut Avenue Securities, 7.23%, 9/25/28 (a)	889
499,926	Fannie Mae Connecticut Avenue Securities, 11.48%, 1/25/29 (a)	629
499,820	Fannie Mae Connecticut Avenue Securities, 13.48%, 9/25/28 (a)	695
2,700,000	FN, 3.00%, 15YR TBA (g)	2,778
2,420,000	FN, 4.50%, 30YR TBA (g)	2,598
1,825,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.45%, 8/25/23	1,842
950,000	Freddie Mac Multifamily Structured Pass Through Certificates, 3.32%, 2/25/23 (a)	999
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.83%, 4/25/24 (a)	1,118
499,206	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.78%, 12/25/27 (a)	587
246,299	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.18%, 5/25/25 (a)	292
499,580	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.03%, 3/25/28 (a)	581
499,712	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.58%, 4/25/28 (a)	636
332,331	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.73%, 5/25/28 (a)	423
245,399	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.98%, 3/25/25 (a)	332
499,884	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.48%, 12/25/28 (a)	659
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.48%, 10/25/29 (a)	278
940,000	FREMF 2017-KF32 Mortgage Trust 144A, 4.05%, 5/25/24 (a)(b)	944
447,851	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.58%, 3/25/35 (a)(b)	412
74,724	JP Morgan Mortgage Trust 2006-A4, 3.75%, 6/25/36 (a)	71
339,596	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)(b)	344
629,185	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 1.73%, 5/25/33 (a)(b)	624
165,364	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(b)	174
150,771	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	156
607,158	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	634
1,141,997	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(b)	1,202
2,000,000	New Residential Mortgage Loan Trust 2017-5 144A, 2.73%, 6/25/57 (a)(b)	2,047
184,450	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	167
269,775	RFMSI Series 2006-SA2 Trust, 4.45%, 8/25/36 (a)	230
1,000,000	Seasoned Credit Risk Transfer Trust Series 2017-1 144A, 3.00%, 9/25/55 (a)(b)	972

32

Principal or Shares	Security Description	Value (000)

335,610	WaMu Mortgage Pass Through Certificates, 2.92%, 9/25/36 (a)	$318
810,450	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.16%, 2/25/37 (a)	748

Total Mortgage Backed (Cost - $30,641)		32,111

Municipal (2%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (b)	697
600,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	601
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	262
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,565
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,090

Total Municipal (Cost - $4,214)		4,215

U.S. Government Agency (5%)
10,000,000	FHLB Disc Note, 0.70%, 8/18/17 (h) (Cost - $9,995)	9,995

Total U.S. Government Agency (Cost - $9,995)		9,995

U.S. Treasury (16%)
4,340,000	U.S. Treasury Bill, 0.87%, 12/28/17 (h)	4,321
4,360,000	U.S. Treasury Note, 1.13%, 2/28/19	4,348
570,000	U.S. Treasury Note, 1.25%, 11/15/18 (i)	570
1,810,000	U.S. Treasury Note, 1.38%, 6/30/23	1,749
2,770,000	U.S. Treasury Note, 1.63%, 5/15/26	2,632
4,600,000	U.S. Treasury Note, 1.88%, 1/31/22	4,618
4,135,000	U.S. Treasury Note, 1.88%, 7/31/22	4,143
2,890,000	U.S. Treasury Note, 2.00%, 11/15/26	2,824
1,500,000	U.S. Treasury Note, 2.25%, 2/15/27	1,495
4,815,000	U.S. Treasury Note, 2.38%, 5/15/27	4,850
600,000	U.S. Treasury Note, 3.00%, 5/15/47	612

Total U.S. Treasury (Cost - $32,235)		32,162

Stocks (2%)
Master Limited Partnership (1%)
19,200	Enterprise Products Partners LP	522
7,400	Magellan Midstream Partners LP	516
11,700	Spectra Energy Partners LP	529
12,300	Williams Partners LP (e)	510

		2,077

Preferred Stock (0%)
7,500	Bank of America Corp., 6.50%	202
6,650	BB&T Corp., 5.63%	177
8,000	Charles Schwab Corp., 5.95%	221
4,050	Discover Financial Services, 6.50%	104
8,000	First Republic Bank, 5.50% (e)	210
3,840	Goldman Sachs Group Inc., 6.30%	104
3,550	US Bancorp, 6.50%	106

		1,124

Real Estate Investment Trust (1%)
5,000	Crown Castle International Corp.	503
8,500	Prologis Inc.	517
2,300	Public Storage	473
2,360	Simon Property Group Inc.	374

		1,867

Total Stocks (Cost - $4,862)		5,068

Principal or Shares	Security Description	Value (000)

Investment Company (9%)
17,436,822	Payden Cash Reserves Money Market Fund * (Cost - $17,437)	$17,437

Total Investments (Cost - $218,524) (108%)		221,358
Liabilities in excess of Other Assets (-8%)		(16,418)

Net Assets (100%)		$204,940

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	Principal in foreign currency.
(e)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $2,361 and the total market value of the collateral held by the Fund is $2,430. Amounts in 000s.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Security was purchased on a delayed delivery basis.
(h)	Yield to maturity at time of purchase.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 1,175)	Citibank, N.A.	$7
10/23/2017	British Pound (Buy 2,263)	Royal Bank of Canada	21
9/28/2017	Norwegian Krone (Buy 18,239)	HSBC Bank USA, N.A.	166
10/13/2017	Russian Ruble (Buy 29,210)	HSBC Bank USA, N.A.	4
10/13/2017	Turkish Lira (Buy 1,743)	Bank of America N.A.	8

			$206

Liabilities:
10/27/2017	Australian Dollar (Sell 3,726)	State Street Bank &Trust Co.	$(21)
10/25/2017	Canadian Dollar (Sell 5,552)	HSBC Bank USA, N.A.	(10)
9/28/2017	Euro (Sell 1,913)	HSBC Bank USA, N.A.	(121)
10/23/2017	Euro (Sell 2,526)	Royal Bank of Canada	(25)
9/26/2017	Mexican Peso (Sell 8,720)	Credit Suisse First Boston International	(13)

			$(190)

33 Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
63	90-Day Eurodollar Future	Jun-18	$15,500	$ 17
63	90-Day Eurodollar Future	Sep-18	(15,489)	(24)
54	U.S. 10 Year Ultra Future	Sep-17	(7,293)	(5)
6	U.S. Long Bond Future	Sep-17	(918)	(6)
62	U.S. Treasury 10 Year Note Future	Sep-17	(7,805)	49
144	U.S. Treasury 5 Year Note Future	Sep-17	17,013	81

				$112

34

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (18%)
635,000	ALM XVI Ltd./ALM XVI LLC 144A, 2.35%, 7/15/27 (a)(b)	$635
300,000	Apidos CLO 144A, 5.11%, 10/20/27 (a)(b)	304
550,000	Babson CLO Ltd. 144A, 4.76%, 4/20/27 (a)(b)	552
350,000	BlueMountain CLO 2014-2 Ltd. 144A, 2.24%, 7/20/26 (a)(b)	350
600,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 144A, 2.31%, 4/20/27 (a)(b)	600
250,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.79%, 4/27/27 (a)(b)	250
990,000	Cedar Funding II CLO Ltd. 144A, 2.52%, 6/09/30 (a)(b)	991
650,000	Cent CLO LP 144A, 2.43%, 7/23/25 (a)(b)	651
380,000	CIFC Funding 2014-III Ltd. 144A, 2.26%, 7/22/26 (a)(b)	380
177,027	Colony American Homes 2014-1 144A, 2.38%, 5/17/31 (a)(b)	178
342,385	Colony American Homes 2014-2 144A, 2.18%, 7/17/31 (a)(b)	343
164,477	Colony American Homes 2015-1 144A, 2.43%, 7/17/32 (a)(b)	166
578,673	Colony Starwood Homes 2016-2 Trust 144A, 2.48%, 12/17/33 (a)(b)	585
1,096,331	Countrywide Asset-Backed Certificates, 4.84%, 10/25/46 (a)	1,035
900,000	Domino’s Pizza Master Issuer LLC 144A, 2.49%, 7/25/47 (a)(b)	898
900,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	899
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	686
520,000	Dryden 31 Senior Loan Fund 144A, 2.38%, 4/18/26 (a)(b)	520
450,000	Dryden 31 Senior Loan Fund 144A, 4.65%, 4/18/26 (a)(b)	451
590,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	612
247,575	Invitation Homes 2014-SFR2 Trust 144A, 2.33%, 9/17/31 (a)(b)	249
291,819	Invitation Homes 2015-SFR2 Trust 144A, 2.58%, 6/17/32 (a)(b)	293
250,000	Madison Park Funding XIII Ltd. 144A, 2.42%, 1/19/25 (a)(b)	250
480,000	Madison Park Funding XIV Ltd. 144A, 2.43%, 7/20/26 (a)(b)	482
400,000	Magnetite IX Ltd. 144A, 2.81%, 7/25/26 (a)(b)	400
250,000	Octagon Investment Partners 24 Ltd. 144A, 2.62%, 5/21/27 (a)(b)	250
400,000	Octagon Investment Partners XVII Ltd. 144A, 2.31%, 10/25/25 (a)(b)	401
450,000	OHA Credit Partners XI Ltd. 144A, 5.61%, 10/20/28 (a)(b)	458
450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	469

Principal or Shares	Security Description	Value (000)

500,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	$503
720,000	Thacher Park CLO Ltd. 144A, 2.47%, 10/20/26 (a)(b)	720
370,000	Venture XVII CLO Ltd. 144A, 2.38%, 7/15/26 (a)(b)	370
61,934	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	62
84,771	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	85
181,339	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	182
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	639
250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	254

Total Asset Backed (Cost - $16,965)		17,153

Bank Loans(c) (4%)
150,000	Air Canada Term Loan B 1L, 3.46%, 10/06/23	151
350,000	Berry Plastics Corp. Term Loan L 1L, 3.47%, 1/06/21	351
401,261	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.98%, 7/29/21	404
424,625	Charter Communications Operating LLC Term Loan H 1L, 3.24%, 1/15/22	427
341,206	DaVita Inc. Term Loan B 1L, 3.98%, 6/24/21	345
400,000	Digicel International Finance Term Loan B 1L, 4.75%, 5/10/24	406
327,600	J.C. Penney Corp., Inc. Term Loan B 1L, 5.45%, 6/23/23	326
228,205	Michaels Stores Inc. Term Loan B1 1L, 3.98%, 1/28/23	229
293,183	Sabre Global Inc. Term Loan B 1L, 3.98%, 2/22/24	296
258,700	Serta Simmons Bedding LLC Term Loan 1L, 4.74%, 11/08/23	260
205,193	Visteon Corp. Term Loan B IL, 3.55%, 4/09/21	206

Total Bank Loans (Cost - $3,373)		3,401

Corporate Bond (32%)
440,000	AbbVie Inc., 2.50%, 5/14/20	447
380,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	382
300,000	Activision Blizzard Inc., 2.60%, 6/15/22	301
290,000	Aircastle Ltd., 4.63%, 12/15/18	299
300,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	301
85,000	Allergan Funding SCS, 3.00%, 3/12/20	87
200,000	Ally Financial Inc., 3.25%, 11/05/18	203
90,000	Ally Financial Inc., 4.25%, 4/15/21	93
290,000	American Express Credit Corp., 1.70%, 10/30/19	289
210,000	Amgen Inc., 2.13%, 5/01/20	212
250,000	Amgen Inc., 2.65%, 5/11/22	253
110,000	Amgen Inc., 3.88%, 11/15/21	117
420,000	Amphenol Corp., 2.20%, 4/01/20	422
540,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (b)	543
350,000	Apple Inc., 1.90%, 2/07/20	352
100,000	Arizona Public Service Co., 2.20%, 1/15/20	101
550,000	AT&T Inc., 2.85%, 2/14/23	551

35 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

290,000	AT&T Inc., 3.20%, 3/01/22	$297
350,000	AT&T Inc., 3.90%, 8/14/27	350
350,000	AT&T Inc., 5.15%, 2/14/50	350
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	281
150,000	AutoZone Inc., 2.50%, 4/15/21	150
100,000	Bank of America Corp., 2.37%, 7/21/21 (a)	100
440,000	Bank of America Corp., 3.12%, 1/20/23 (a)	448
130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	130
200,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	203
350,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	352
250,000	BPCE SA, 2.08%, 5/31/22 (a)	250
300,000	BPCE SA 144A, 2.39%, 5/22/22 (a)(b)	304
450,000	Cardinal Health Inc., 2.62%, 6/15/22	454
470,000	Caterpillar Financial Services Corp., 2.40%, 6/06/22	472
580,000	Citigroup Inc., 2.05%, 12/07/18	582
350,000	Citigroup Inc., 2.28%, 5/17/24 (a)	351
250,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	250
350,000	CNOOC Finance 2012 Ltd. 144A, 3.88%, 5/02/22 (b)	366
340,000	Consolidated Edison Inc., 2.00%, 5/15/21	338
360,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	370
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	171
265,000	CSC Holdings LLC, 8.63%, 2/15/19	291
250,000	CVS Health Corp., 2.80%, 7/20/20	256
400,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	402
350,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	370
170,000	DISH DBS Corp., 4.25%, 4/01/18	172
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	370
420,000	Dominion Energy Inc., 2.50%, 12/01/19	424
450,000	eBay Inc., 2.18%, 1/30/23 (a)	453
80,000	Electronic Arts Inc., 3.70%, 3/01/21	84
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (b)	152
300,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	303
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	262
250,000	FirstEnergy Corp., 2.85%, 7/15/22	251
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	202
200,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	202
200,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	200
340,000	General Motors Financial Co. Inc., 2.61%, 6/30/22 (a)	342
660,000	Gilead Sciences Inc., 2.55%, 9/01/20	674
450,000	Goldman Sachs Group Inc., 2.27%, 6/05/23 (a)	452
200,000	Goldman Sachs Group Inc., 2.31%, 7/24/23 (a)	200
270,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	274
300,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	311
180,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (b)	181

Principal or Shares	Security Description	Value (000)

177,000	Hyundai Capital America 144A, 2.55%, 4/03/20 (b)	$178
390,000	Hyundai Capital Services Inc. 144A, 3.00%, 3/06/22 (b)	390
275,000	International Lease Finance Corp., 3.88%, 4/15/18	279
130,000	International Lease Finance Corp., 5.88%, 4/01/19	138
520,000	JPMorgan Chase & Co., 2.25%, 1/23/20	524
60,000	JPMorgan Chase & Co., 2.78%, 4/25/23 (a)	60
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	251
250,000	Manufacturers & Traders Trust Co., 2.50%, 5/18/22	251
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (b)	162
420,000	Microsoft Corp., 2.38%, 2/12/22	425
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	418
240,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	241
350,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	354
100,000	Morgan Stanley, 1.98%, 2/14/20 (a)	100
350,000	Morgan Stanley, 2.24%, 7/22/22 (a)	351
450,000	Morgan Stanley, 2.80%, 6/16/20	458
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (b)	323
125,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	129
200,000	Nordea Bank AB 144A, 2.13%, 5/29/20 (b)	201
250,000	Regal Entertainment Group, 5.75%, 3/15/22	261
391,000	Reynolds American Inc., 3.25%, 6/12/20	404
250,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	281
230,000	Shell International Finance BV, 2.25%, 11/10/20	233
300,000	Sherwin-Williams Co., 2.25%, 5/15/20	302
290,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (b)	294
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	344
300,000	Southern Co., 2.75%, 6/15/20	305
140,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	138
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	303
150,000	Time Warner Inc., 2.10%, 6/01/19	150
300,000	UBS AG/London 144A, 1.80%, 6/08/20 (a)(b)	301
280,000	UBS AG/London 144A, 2.20%, 6/08/20 (b)	282
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	93
350,000	Verizon Communications Inc., 1.72%, 5/22/20 (a)	351
770,000	Verizon Communications Inc., 3.13%, 3/16/22	786
350,000	Visa Inc., 2.20%, 12/14/20	354
250,000	Wells Fargo & Co., 2.63%, 7/22/22	251
380,000	Wells Fargo & Co., 3.07%, 1/24/23	387
210,000	Westpac Banking Corp., 2.60%, 11/23/20	213
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (b)	428

Total Corporate Bond (Cost - $29,767)		30,044

36

Principal or Shares	Security Description	Value (000)
Foreign Government (14%)
660,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (d)	$779
310,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	338
550,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)(e)	610
400,000	Georgia Government International Bond, 6.88%, 4/12/21 (f)	447
300,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	329
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	345
760,000	Hungary Government International Bond, 6.25%, 1/29/20	830
400,000	Indonesia Government International Bond, 4.88%, 5/05/21 (f)	431
380,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	416
165,000,000	Japan Treasury Discount Bill, 0.00%, 9/19/17 JPY (d)(g)	1,497
335,000,000	Japan Treasury Discount Bill, 0.00%, 10/23/17 JPY (d)(g)	3,039
400,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	411
390,000	Nigeria Government International Bond, 5.13%, 7/12/18 (f)	396
200,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	211
500,000	Republic of Belarus International Bond, 8.95%, 1/26/18	514
400,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	427
690,000	Romanian Government International Bond, 6.75%, 2/07/22 (f)	802
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	333
300,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	314
300,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	320
400,000	Turkey Government International Bond, 5.63%, 3/30/21	427
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	328

Total Foreign Government (Cost - $13,336)		13,544

Mortgage Backed (28%)
770,902	Alternative Loan Trust 2005-56, 1.96%, 11/25/35 (a)	752
251,318	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	190
264,763	Alternative Loan Trust 2006-HY11, 1.35%, 6/25/36 (a)	226
917,662	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	788
231,912	American Home Mortgage Investment Trust 2006-3, 3.20%, 12/25/36 (a)	178

Principal or Shares	Security Description	Value (000)

216,528	Banc of America Funding 2005-H Trust, 3.22%, 11/20/35 (a)	$187
237,217	Bear Stearns ALT-A Trust 2006-6, 3.30%, 11/25/36 (a)	214
176,927	Bear Stearns ARM Trust 2007-3, 3.65%, 5/25/47 (a)	169
250,294	CHL Mortgage Pass-Through Trust 2004-29, 2.39%, 2/25/35 (a)	202
193,477	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.24%, 3/20/36 (a)	168
303,869	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.35%, 2/25/47 (a)	265
450,000	Cosmopolitan Hotel Trust 2016-COSMO 144A, 2.63%, 11/15/33 (a)(b)	453
282,008	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)(b)	269
163,293	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	158
497,613	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (a)	467
284,310	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (a)	271
142,326	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	135
295,956	Fannie Mae Connecticut Avenue Securities, 2.08%, 11/25/29 (a)	297
731,556	Fannie Mae Connecticut Avenue Securities, 2.38%, 9/25/29 (a)	739
784,584	Fannie Mae Connecticut Avenue Securities, 2.53%, 4/25/29 (a)	797
474,729	Fannie Mae Connecticut Avenue Securities, 2.53%, 7/25/29 (a)	481
349,729	Fannie Mae Connecticut Avenue Securities, 5.23%, 5/25/25 (a)	378
350,000	Fannie Mae Connecticut Avenue Securities, 5.48%, 1/25/29 (a)	393
346,493	Fannie Mae Connecticut Avenue Securities, 5.78%, 2/25/25 (a)	375
236,394	Fannie Mae Connecticut Avenue Securities, 6.23%, 7/25/25 (a)	265
150,000	Fannie Mae Connecticut Avenue Securities, 6.23%, 7/25/25 (a)	166
450,000	Fannie Mae Connecticut Avenue Securities, 6.93%, 4/25/28 (a)	517
400,000	Fannie Mae Connecticut Avenue Securities, 7.23%, 9/25/28 (a)	474
295,295	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.09%, 9/25/36 (a)	265
193,736	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	156
525,020	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 7/25/29 (a)	533
338,924	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 8/25/29 (a)	343
1,637,867	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 10/25/29 (a)	1,663

37 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

605,198	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.88%, 4/25/24 (a)	$617
440,000	FREMF 2017-KF32 Mortgage Trust 144A, 4.05%, 5/25/24 (a)(b)	442
382,106	GreenPoint MTA Trust 2005-AR1, 1.67%, 6/25/45 (a)	348
211,583	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.58%, 3/25/35 (a)(b)	195
290,253	GSMPS Mortgage Loan Trust 2005-RP3 144A, 1.58%, 9/25/35 (a)(b)	255
125,799	HomeBanc Mortgage Trust 2004-1, 2.09%, 8/25/29 (a)	118
221,449	JP Morgan Mortgage Trust 2006-A3, 3.37%, 5/25/36 (a)	206
194,646	JP Morgan Mortgage Trust 2006-A3, 3.37%, 5/25/36 (a)	181
151,717	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)(b)	154
504,585	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 3.63%, 8/25/36 (a)	469
551,827	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)(b)	576
160,553	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (a)(b)	175
75,386	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	78
204,586	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	213
270,331	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)(b)	279
599,260	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (a)(b)	624
577,202	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (a)(b)	606
427,641	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(b)	450
750,000	New Residential Mortgage Loan Trust 2017-5 144A, 2.73%, 6/25/57 (a)(b)	768
91,110	Provident Funding Mortgage Loan Trust 2005-2, 3.62%, 10/25/35 (a)	91
289,641	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	276
640,000	Ripon Mortgages PLC 144A, 1.17%, 8/20/56 GBP (a)(b)(d)	848
85,507	Sequoia Mortgage Trust, 2.03%, 10/20/27 (a)	84
505,549	Sequoia Mortgage Trust 2007-1, 3.23%, 2/20/47 (a)	456
1,263,526	Structured Asset Mortgage Investments II Trust 2006-AR7, 1.44%, 8/25/36 (a)	1,105
604,121	WaMu Mortgage Pass-Through Certificates, 1.51%, 11/25/45 (a)	549
79,347	WaMu Mortgage Pass-Through Certificates, 1.52%, 10/25/45 (a)	79
147,960	WaMu Mortgage Pass-Through Certificates, 1.52%, 12/25/45 (a)	143
482,820	WaMu Mortgage Pass-Through Certificates, 1.84%, 8/25/45 (a)	360
101,421	WaMu Mortgage Pass-Through Certificates, 2.81%, 6/25/37 (a)	98

Principal or Shares	Security Description	Value (000)

98,709	WaMu Mortgage Pass-Through Certificates, 2.92%, 9/25/36 (a)	$94
214,311	WaMu Mortgage Pass-Through Certificates, 3.05%, 8/25/46 (a)	197
952,951	WaMu Mortgage Pass-Through Certificates, 3.17%, 7/25/37 (a)	875
186,950	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, 1.90%, 1/25/47 (a)	184
850,972	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.16%, 2/25/37 (a)	786
430,471	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	430
43,328	Wells Fargo Mortgage Backed Securities Trust, 3.20%, 6/25/35 (a)	37

Total Mortgage Backed (Cost - $25,584)		26,380

U.S. Treasury (5%)
4,600,000	U.S. Treasury Note, 1.25%, 5/31/19 (h) (Cost - $4,590)	4,593

Purchased Put Options (0%)
292	iShares 20+ Year Treasury Bond ETF, 117, 8/18/17	1
311	iShares 20+ Year Treasury Bond ETF, 117, 9/01/17	3
146	S & P 500 Index, 2060, 8/31/17	11
143	S & P 500 Index, 2065, 8/18/17	5

Total Purchased Put Options (Cost - $37)		20

Investment Company (1%)
955,883	Payden Cash Reserves Money Market Fund * (Cost - $956)	956

Total Investments (Cost - $94,608) (102%)		96,091
Liabilities in excess of Other Assets (-2%)		(2,221)
Net Assets (100%)		$93,870

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	Principal in foreign currency.
(e)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $611 and the total market value of the collateral held by the Fund is $633. Amount in 000s.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Yield to maturity at time of purchase.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

38

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 636)	Citibank, N.A.	$3
10/23/2017	British Pound (Buy 1,076)	Royal Bank of Canada	10
9/28/2017	Norwegian Krone (Buy 8,455)	HSBC Bank USA, N.A.	80
10/13/2017	Russian Ruble (Buy 13,740)	HSBC Bank USA, N.A.	2
10/13/2017	Turkish Lira (Buy 820)	Bank of America N.A.	4

			$99

Liabilities:
10/27/2017	Australian Dollar (Sell 1,775)	State Street Bank & Trust Co.	$(10)
8/8/2017	British Pound (Sell 644)	HSBC Bank USA, N.A.	(16)
10/25/2017	Canadian Dollar (Sell 2,648)	HSBC Bank USA, N.A.	(5)
8/8/2017	Euro (Sell 671)	Citibank, N.A.	(32)
9/28/2017	Euro (Sell 893)	HSBC Bank USA, N.A.	(60)
10/23/2017	Euro (Sell 1,201)	Royal Bank of Canada	(12)
8/8/2017	Japanese Yen (Sell 500,100)	Barclays Bank PLC	(82)

			$(217)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
2	U.S. 10 Year Ultra Future	Sep-17	$(270)	$(1)
2	U.S. Ultra Bond Future	Sep-17	(329)	(2)

				$(3)

39 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (4%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 4.81%, 4/20/25 (a)(b)	$1,800
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 5.05%, 4/18/25 (a)(b)	1,503
1,500,000	CIFC Funding 2013-III Ltd. 144A, 4.56%, 10/24/25 (a)(b)	1,513
1,500,000	Dryden XXVIII Senior Loan Fund 144A, 4.38%, 8/15/25 (a)(b)	1,503
1,500,000	Madison Park Funding XIII Ltd. 144A, 4.58%, 1/19/25 (a)(b)	1,504

Total Asset Backed (Cost - $7,667)		7,823

Bank Loans(c) (84%)
Consumer Cyclical (27%)
2,500,000	Air Canada Term Loan B 1L, 3.46%, 10/06/23	2,519
1,487,427	Allison Transmission Inc. Term Loan B 1L, 3.24%, 9/23/22	1,499
2,000,000	Axalta Coating Systems US Holdings Inc. Term Loan B2 1L, 2.00%, 6/01/24	2,011
1,937,062	Burger King Term Loan B 1L, 3.25%, 2/17/24	1,939
1,330,000	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.98%, 7/29/21	1,339
2,390,231	CEC Entertainment Inc. Term Loan B 1L, 4.00%, 2/14/21	2,399
2,276,089	Clubcorp Club Operations Inc. Term Loan B 1L, 3.75%, 12/15/22	2,284
1,795,500	Eldorado Resorts Inc. Term Loan B 1L, 2.25%, 4/17/24	1,795
2,093,645	GOBP Holdings Inc. Term Loan B 1L, 4.50%, 10/21/21	2,087
2,423,263	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.00%, 8/16/23	2,437
1,641,798	Hilton Worldwide Finance LLC Term Loan B2 1L, 2.00%, 10/25/23	1,651
2,437,500	J.C. Penney Corp., Inc. Term Loan B 1L, 5.45%, 6/23/23	2,428
992,513	KFC Holding Co. Term Loan B 1L, 2.00%, 6/16/23	999
1,634,660	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 4/14/21	1,651
1,994,938	Landry’s Inc., Term Loan 1L, 3.50%, 10/04/23	2,001
2,729,375	Leslie’s Poolmart Term Loan B 1L, 4.75%, 8/16/23	2,752
1,589,428	Michaels Stores Inc. Term Loan B1 1L, 3.98%, 1/28/23	1,593
2,475,063	Nexeo Solutions LLC Term Loan B 1L, 4.75%, 6/09/23	2,513
650,000	Npc International Inc. Term Loan B 1L, 4.50%, 4/20/24	658
2,977,500	Party City Holdings Inc., 3.75%, 8/19/22	2,995
2,932,500	Petsmart Inc. Term Loan B 1L, 4.00%, 3/10/22	2,779
2,011,369	Sabre Global Inc. Term Loan B 1L, 3.98%, 2/22/24	2,030
1,165,922	Scientific Games International Inc. Term Loan B3 1L, 4.75%, 10/01/21	1,171

Principal or Shares	Security Description	Value (000)

1,250,000	Scientific Games International Inc. Term Loan B4 1L, 3.50%, 8/14/24	$1,244
1,990,000	Serta Simmons Bedding LLC Term Loan 1L, 4.74%, 11/08/23	1,997
2,000,000	Smart & Final Stores LLC Term Loan B 1L, 4.25%, 11/15/22	1,958
1,166,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	1,173

		51,902

Consumer Non-Cyclical (17%)
2,121,151	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	2,125
2,347,070	B&G Foods Inc. Term Loan B1 1L, 2.25%, 11/02/22	2,365
1,870,313	Change Healthcare Holdings LLC Term Loan B 1L, 1.00%, 3/01/24	1,883
674,364	Chs/Community Health Systems Inc., 4.00%, 1/27/21	674
1,949,749	DaVita Inc. Term Loan B 1L, 3.75%, 6/24/21	1,972
2,300,000	Dole Food Co. Inc. Term Loan B 1L, 4.25%, 4/06/24	2,322
500,000	Endo International Term Loan B 1L, 0.75%, 4/27/24	508
1,990,000	Envision Healthcare Corp. Term Loan C 1L, 3.75%, 12/01/23	2,006
2,487,500	Inventiv Health Term Loan B 1L, 4.75%, 11/30/23	2,494
1,940,021	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 4/09/21	1,944
997,500	Mallinckrodt International Finance SA Term Loan B 1L, 3.50%, 9/24/24	1,003
909,222	MPH Acquisition Holdings LLC Term Loan B 1L, 4.00%, 6/07/23	917
2,475,063	Nature’s Bounty Co. Inc. Term Loan B 1L, 4.50%, 5/05/23	2,483
2,425,000	Ortho-Clinical Diagnostics Inc. Term Loan B 1L, 4.75%, 6/30/21	2,438
2,000,000	Post Holdings Inc. Term Loan B 1L, 2.25%, 5/24/24	2,012
2,456,344	Sterigenics-Nordion Term Loan B 1L, 4.00%, 5/15/22	2,461
2,000,000	Surgery Center Holdings Inc. Term Loan 1L, 4.25%, 6/20/24	2,022
1,257,828	Valeant Pharmaceuticals International Inc. Term Loan BF1 1L, 4.00%, 4/01/22	1,283

		32,912

Energy (1%)
2,346,909	Albertson’s LLC Term Loan B4 1L, 3.50%, 8/25/21	2,345

Financial (8%)
500,000	Asurion LLC Term Loan B2 2L, 6.00%, 7/14/25	514
887,476	Asurion LLC Term Loan B4 1L, 2.75%, 8/04/22	887
887,476	Asurion LLC Term Loan B4 1L, 4.25%, 8/04/22	892

40

Principal or Shares	Security Description	Value (000)

2,940,318	Communications Sales & Leasing Corp. Term Loan B 1L, 4.00%, 10/24/22	$2,950
2,000,000	Delos Finance Sarl Term Loan 1L, 3.00%, 10/06/23	2,009
1,100,000	Everi Payments Inc. Term Loan B 1L, 5.50%, 5/09/24	1,117
1,000,000	FinCo I LLC Term Loan B 1L, 2.75%, 6/12/22	1,014
2,493,750	MGM Growth Properties Operating Partnership LP Term Loan B 1L, 2.25%, 5/01/23	2,507
1,087,393	Vantiv LLC Term Loan B 1L, 3.25%, 10/14/23	1,099
1,600,000	VFH Parent LLC Term Loan B 1L, 4.75%, 12/30/21	1,626

		14,615

Industrial (12%)
2,229,129	Berry Plastics Corp. Term Loan L 1L, 3.47%, 1/06/21	2,238
3,400,000	BWAY Corp. Term Loan B 1L, 3.25%, 4/03/24	3,422
2,000,000	CD&R Waterworks Merger Sub LLC Term Loan B 1L, 4.00%, 8/01/24	2,016
2,192,500	CommScope Inc. Term Loan B 1L, 3.00%, 12/29/22	2,206
2,000,000	Frontier Communications Corp. Term Loan B 1L, 4.50%, 6/01/24	1,927
2,214,295	Live Nation Entertainment Inc. Term Loan B3 1L, 2.25%, 10/27/23	2,234
2,292,962	Reynolds Group Holdings Inc. Term Loan B 1L, 3.00%, 2/05/23	2,306
2,468,514	Trinseo Materials Finance Inc. Term Loan B 1L, 4.25%, 11/05/21	2,495
2,475,000	U.S. Foods Inc. Term Loan B 1L, 3.50%, 6/27/23	2,497
1,519,988	Xpo Logistics Term Loan B2 1L, 2.25%, 10/30/21	1,528

		22,869

Material (4%)
2,000,000	Ashland LLC Term Loan B 1L, 2.00%, 5/25/24	2,013
2,938,980	Ineos U.S. Finance LLC Term Loan B 1L, 2.75%, 3/31/22	2,959
2,415,925	Solenis International LP Term Loan 1L, 4.28%, 7/31/21	2,434

		7,406

Technology (9%)
1,798,526	Applied Systems Inc. Term Loan B 1L, 4.25%, 1/23/21	1,817
2,000,000	Ascend Learning LLC Term Loan B 1L, 4.25%, 7/12/24	2,020
2,357,729	CDW LLC/CDW Finance Corp. Term loan B 1L, 3.00%, 8/17/23	2,376
2,977,538	Dell International LLC Term Loan B 1L, 3.25%, 9/07/23	2,998
2,333,256	Infor U.S. Inc. Term Loan B6 1L, 3.75%, 2/01/22	2,338
1,492,500	JDA Software Group Inc. Term Loan 1L, 1.00%, 10/12/23	1,513
1,188,000	Micron Technology Inc. Term Loan B 1L, 2.50%, 4/26/22	1,201

Principal or Shares	Security Description	Value (000)

1,596,000	Rackspace Hosting Inc. Term Loan B 1L, 4.00%, 11/03/23	$1,608
1,425,636	Western Digital Corp.Term Loan B2 1L, 3.50%, 4/29/23	1,438
		17,309
Telecommunication (5%)
2,000,000	CenturyLink Inc. Term Loan B 1L, 2.75%, 1/31/25	1,976
987,500	Charter Communications Operating LLC Term Loan I 1L, 2.25%, 1/15/24	995
1,286,593	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	1,293
2,200,000	Digicel International Finance Term Loan B 1L, 4.75%, 5/10/24	2,230
2,194,500	SFR Group SA Term Loan B11 1L, 2.75%, 6/22/25	2,196
1,428,978	Zayo Group LLC. Term Loan B2 1L, 3.25%, 1/19/24	1,437

		10,127

Utility (1%)
997,000	Talen Energy Supply LLC Term Loan B2 1L, 5.00%, 4/13/24	968

Total Bank Loans (Cost - $159,565)		160,453

Corporate Bond (10%)
816,000	AES Corp./VA, 4.20%, 6/01/19 (a)	822
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,015
1,191,937	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	1,246
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (d)	1,035
1,300,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,320
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,029
1,000,000	CSC Holdings LLC, 6.75%, 11/15/21	1,115
800,000	DISH DBS Corp., 6.75%, 6/01/21	886
1,000,000	Dynegy Inc., 6.75%, 11/01/19	1,039
1,000,000	HCA Healthcare Inc., 6.25%, 2/15/21	1,089
1,000,000	Hertz Corp., 6.75%, 4/15/19 (d)	1,000
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	1,043
1,000,000	Navient Corp., 5.00%, 10/26/20	1,032
1,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.25%, 12/01/21 (b)	1,052
1,000,000	SBA Communications Corp., 4.88%, 7/15/22	1,041
1,000,000	Springleaf Finance Corp., 6.00%, 6/01/20	1,059
1,000,000	Sprint Communications Inc., 7.00%, 8/15/20	1,095
1,000,000	Starwood Property Trust Inc., 5.00%, 12/15/21	1,045

Total Corporate Bond (Cost - $18,730)		18,963
Mortgage Backed (3%)
350,000	Fannie Mae Connecticut Avenue Securities, 4.78%, 7/25/29 (a)	377
799,712	Fannie Mae Connecticut Avenue Securities, 13.48%, 9/25/28 (a)	1,112
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.83%, 4/25/24 (a)	755

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

349,444	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.78%, 12/25/27 (a)	$411
985,196	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.18%, 5/25/25 (a)	1,168
665,660	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.73%, 5/25/28 (a)	847

Total Mortgage Backed (Cost - $3,825)		4,670

Investment Company (8%)
15,866,429	Payden Cash Reserves Money Market Fund * (Cost - $15,866)	15,866

Total Investments (Cost - $205,653) (109%)		207,775
Liabilities in excess of Other Assets (-9%)		(16,774)

Net Assets (100%)		$191,001

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $2,012 and the total market value of the collateral held by the Fund is $2,106. Amounts in 000s.

42

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
1,350,000	Asurion LLC Term Loan B2 2L, 6.00%, 7/14/25	$ 1,388
2,850,000	NPC International Inc. Term Loan 2L, 8.50%, 4/18/25	2,895
2,600,000	Serta Simmons Bedding LLC Term Loan 2L, 9.00%, 11/08/24	2,603

Total Bank Loans (Cost - $6,797)		6,886

Corporate Bond (91%)
Consumer Cyclical (8%)
3,600,000	1011778 BC ULC / New Red Finance Inc. 144A, 4.25%, 5/15/24 (b)	3,629
2,200,000	Allison Transmission Inc. 144A, 5.00%, 10/01/24 (b)	2,283
2,750,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (b)	2,783
3,220,000	CEC Entertainment Inc., 8.00%, 2/15/22	3,389
3,000,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc. 144A, 6.13%, 12/01/24 (b)	3,293
2,000,000	Hot Topic Inc. 144A, 9.25%, 6/15/21 (b)	1,892
2,750,000	Jacobs Entertainment Inc. 144A, 7.88%, 2/01/24 (b)	2,991
3,000,000	JC Penney Corp. Inc., 5.65%, 6/01/20 (c)	3,041
3,200,000	Lennar Corp., 4.13%, 1/15/22	3,306
2,900,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	2,994
2,800,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (b)	2,786
2,700,000	Meritage Homes Corp. 144A, 5.13%, 6/06/27 (b)	2,744
1,850,000	Scientific Games International Inc., 6.63%, 5/15/21 (c)	1,919
1,475,000	United Continental Holdings Inc., 5.00%, 2/01/24	1,501
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,185

		40,736

Consumer Non-Cyclical (5%)
2,000,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (b)	2,130
2,500,000	HCA Inc., 5.38%, 2/01/25	2,669
1,350,000	HCA Inc., 5.50%, 6/15/47	1,417
900,000	Hertz Corp., 5.88%, 10/15/20 (c)	848
2,000,000	Hill-Rom Holdings Inc. 144A, 5.00%, 2/15/25 (b)	2,065
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,097
2,750,000	KAR Auction Services Inc. 144A, 5.13%, 6/01/25 (b)	2,874
2,750,000	Land O’ Lakes Inc. 144A, 7.25%, 12/15/49 (b)	2,970
3,100,000	Post Holdings Inc. 144A, 5.50%, 3/01/25 (b)	3,278
1,550,000	Revlon Consumer Products Corp., 6.25%, 8/01/24 (c)	1,186
1,400,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC 144A, 7.00%, 7/15/24 (b)	1,516
1,500,000	ServiceMaster Co. LLC 144A, 5.13%, 11/15/24 (b)	1,538

		25,588

Energy (8%)
2,750,000	Atwood Oceanics Inc., 6.50%, 2/01/20 (c)	2,729

Principal or Shares	Security Description	Value (000)

3,000,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	$ 3,262
3,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/01/25	3,022
1,700,000	Diamondback Energy Inc., 4.75%, 11/01/24	1,726
2,750,000	Enbridge Inc., 5.50%, 7/15/77 (d)	2,795
1,000,000	Ensco PLC, 4.50%, 10/01/24 (c)	767
2,750,000	Enviva Partners LP / Enviva Partners Finance Corp. 144A, 8.50%, 11/01/21 (b)	2,925
1,350,000	Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 5.75%, 10/01/25 (b)	1,323
1,800,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)	1,748
3,700,000	Nabors Industries Inc., 5.50%, 1/15/23 (c)	3,528
2,000,000	Noble Holding International Ltd., 7.75%, 1/15/24 (c)	1,602
3,125,000	NuStar Logistics LP, 5.63%, 4/28/27	3,320
1,360,000	ONEOK Inc., 4.25%, 2/01/22	1,427
2,750,000	Pattern Energy Group Inc. 144A, 5.88%, 2/01/24 (b)	2,915
2,000,000	Rowan Companies Inc., 7.38%, 6/15/25	1,895
2,900,000	SemGroup Corp. 144A, 6.38%, 3/15/25 (b)	2,886
2,900,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	3,146
2,000,000	Transocean Inc., 5.80%, 10/15/22 (c)	1,898
1,350,000	Whiting Petroleum Corp., 5.00%, 3/15/19	1,335

		44,249

Financial (13%)
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	9,097
1,300,000	Banco Mercantil del Norte SA/Grand Cayman 144A, 7.63%, 7/06/49 (b)(d)	1,372
3,000,000	Bank of America Corp., 5.13%, 12/29/49 (d)	3,064
3,000,000	CIT Group Inc., 5.00%, 8/15/22	3,249
3,000,000	Citigroup Inc., 5.95%, 7/29/49 (d)	3,251
3,000,000	CyrusOne LP / CyrusOne Finance Corp. 144A, 5.38%, 3/15/27 (b)	3,176
3,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	3,221
1,270,000	Equinix Inc., 5.38%, 4/01/23	1,327
1,700,000	Equinix Inc., 5.38%, 5/15/27	1,842
3,000,000	Goldman Sachs Group Inc., 5.38%, 12/29/49 (d)	3,139
3,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/01/24	3,158
4,000,000	Morgan Stanley, 5.45%, 7/29/49 (d)	4,145
2,900,000	MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/01/26	3,045
4,000,000	Navient Corp., 5.00%, 10/26/20	4,130
500,000	Navient Corp., 6.50%, 6/15/22	533
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,102
3,500,000	Radian Group Inc., 5.25%, 6/15/20	3,701
4,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	4,060
2,800,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	3,123
2,700,000	SLM Corp., 5.13%, 4/05/22	2,768
2,200,000	Springleaf Finance Corp., 6.13%, 5/15/22	2,316

43 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,250,000	Uniti Group Inc / CSL Capital LLC 144A, 6.00%, 4/15/23 (b)	$ 2,323
1,525,000	Uniti Group Inc. / Uniti Fiber Holdings Inc. / CSL Capital LLC 144A, 7.13%, 12/15/24 (b)(c)	1,498

		69,640

Healthcare (2%)
2,100,000	CHS/Community Health Systems Inc., 6.25%, 3/31/23	2,160
1,500,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)	1,481
1,900,000	HealthSouth Corp., 5.75%, 11/01/24	1,943
3,000,000	RegionalCare Hospital Partners Holdings Inc. 144A, 8.25%, 5/01/23 (b)	3,240
1,800,000	Tenet Healthcare Corp. 144A, 7.00%, 8/01/25 (b)(c)	1,782
467,000	Valeant Pharmaceuticals International Inc 144A, 6.75%, 8/15/18 (b)	468

		11,074

Industrial (40%)
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)(c)	3,569
4,200,000	Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc. / Albertson’s LLC 144A, 5.75%, 3/15/25 (b)	3,780
3,200,000	Altice Finco SA 144A, 7.63%, 2/15/25 (b)(c)	3,444
3,685,154	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)	3,851
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (c)	3,002
5,550,000	ARD Finance SA, 7.13%, 9/15/23	5,975
2,200,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	2,288
1,500,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	1,502
2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	3,031
2,000,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (b)	2,045
5,400,000	BWAY Holding Co. 144A, 7.25%, 4/15/25 (b)	5,643
2,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	2,792
3,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	3,109
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	5,331
3,000,000	Centene Corp., 4.75%, 1/15/25	3,135
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,816
3,250,000	CNH Industrial Capital LLC, 4.38%, 11/06/20	3,412
3,800,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)	4,000
3,200,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	3,456
1,800,000	CSC Holdings LLC 144A, 5.50%, 4/15/27 (b)	1,922
2,000,000	Dana Inc., 5.50%, 12/15/24	2,082
2,750,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (b)	2,857
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	6,000
3,000,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	2,786
3,975,000	Freeport-McMoRan Copper & Gold Inc., 3.55%, 3/01/22	3,866

Principal or Shares	Security Description	Value (000)

2,000,000	Frontier Communications Corp., 7.63%, 4/15/24	$ 1,632
4,100,000	Frontier Communications Corp., 10.50%, 9/15/22	3,864
5,000,000	H&E Equipment, 0.00%,	5,000
4,950,000	HCA Inc., 7.50%, 2/15/22	5,730
700,000	Hertz Corp. 144A, 7.63%, 6/01/22 (b)(c)	695
3,050,000	INEOS Group Holdings SA 144A, 5.63%, 8/01/24 (b)(c)	3,164
3,000,000	Landry’s Inc. 144A, 6.75%, 10/15/24 (b)	3,083
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	3,658
2,000,000	LifePoint Health Inc., 5.38%, 5/01/24	2,090
1,000,000	LifePoint Health Inc., 5.50%, 12/01/21	1,039
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,877
3,050,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)(c)	2,936
2,525,000	Nature’s Bounty Co. 144A, 7.63%, 5/15/21 (b)	2,727
2,200,000	Neptune Finco Corp. 144A, 10.88%, 10/15/25 (b)	2,750
3,250,000	Nexstar Broadcasting Inc 144A, 5.63%, 8/01/24 (b)	3,368
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,266
1,580,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	1,695
2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)	2,756
1,750,000	Numericable-SFR SA 144A, 7.38%, 5/01/26 (b)	1,901
2,660,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	2,806
3,200,000	Penske Automotive Group Inc., 5.50%, 5/15/26	3,216
2,125,000	PetSmart Inc. 144A, 7.13%, 3/15/23 (b)	1,928
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)(c)	3,532
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	3,135
1,700,000	SoftBank Group Corp. 144A, 4.50%, 4/15/20 (b)	1,757
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,344
4,000,000	Sprint Capital Corp., 6.90%, 5/01/19	4,265
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,326
4,500,000	Sprint Corp., 7.88%, 9/15/23	5,119
2,400,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	2,382
3,000,000	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc 144A, 5.63%, 3/01/24 (b)	3,202
3,550,000	Tenet Healthcare Corp., 8.00%, 8/01/20 (c)	3,612
5,500,000	T-Mobile USA Inc., 6.50%, 1/15/26	6,132
3,000,000	T-Mobile USA Inc., 6.63%, 4/01/23	3,180
2,390,000	Tribune Media Co., 5.88%, 7/15/22	2,515
3,200,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 6.75%, 5/01/22 (b)	3,400
3,300,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	3,461
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,256
3,500,000	United Rentals North America Inc., 5.88%, 9/15/26	3,780
3,200,000	Valeant Pharmaceuticals International Inc 144A, 7.50%, 7/15/21 (b)	3,124

44

Principal or Shares	Security Description	Value (000)

2,650,000	VeriSign Inc. 144A, 4.75%, 7/15/27 (b)	$2,703
1,500,000	Windstream Corp., 7.50%, 6/01/22	1,290
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23 (b)	1,015
3,100,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	3,236
2,700,000	Zayo Group LLC / Zayo Capital Inc. 144A, 5.75%, 1/15/27 (b)	2,869

		215,510

Material (3%)
2,000,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (b)	2,140
2,850,000	ArcelorMittal, 6.75%, 2/25/22	3,228
2,328,000	Ashland LLC, 6.88%, 5/15/43	2,549
2,700,000	Coeur Mining Inc. 144A, 5.88%, 6/01/24 (b)	2,676
2,700,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	2,800
3,000,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	3,022
2,000,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27 (b)	2,010

		18,425

Technology (2%)
400,000	CDW LLC / CDW Finance Corp., 5.00%, 9/01/25	420
1,400,000	CDW LLC / CDW Finance Corp., 5.50%, 12/01/24	1,540
3,100,000	Change Healthcare Holdings LLC / Change Healthcare Finance Inc. 144A, 5.75%, 3/01/25 (b)	3,216
2,000,000	First Data Corp. 144A, 5.00%, 1/15/24 (b)	2,088
1,800,000	NXP BV / NXP Funding LLC 144A, 3.88%, 9/01/22 (b)	1,876
1,700,000	Western Digital Corp., 10.50%, 4/01/24	2,017

		11,157

Telecommunication (2%)
2,200,000	Altice Luxembourg SA 144A, 7.63%, 2/15/25 (b)	2,417
2,700,000	Digicel Ltd. 144A, 6.75%, 3/01/23 (b)	2,592
1,000,000	EW Scripps Co. 144A, 5.13%, 5/15/25 (b)	1,038
2,700,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,771
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,502

		11,320

Utility (8%)
1,800,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	1,827
3,025,000	Calpine Corp., 5.50%, 2/01/24	2,851
4,600,000	Continental Resources Inc./OK, 5.00%, 9/15/22	4,574
1,400,000	Dynegy Inc., 6.75%, 11/01/19	1,455
3,150,000	Gulfport Energy Corp. 144A, 6.00%, 10/15/24 (b)	3,127
3,250,000	Laredo Petroleum Inc., 7.38%, 5/01/22	3,380
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,065
1,400,000	NGL Energy Partners LP / NGL Energy Finance Corp. 144A, 7.50%, 11/01/23 (b)	1,358
3,150,000	QEP Resources Inc., 5.25%, 5/01/23	3,078
3,150,000	Range Resources Corp. 144A, 5.75%, 6/01/21 (b)	3,249
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,476

Principal or Shares	Security Description	Value (000)

3,150,000	SM Energy Co., 6.50%, 1/01/23 (c)	$3,134
2,100,000	Southwestern Energy Co., 4.10%, 3/15/22	1,969
2,700,000	Sunoco LP / Sunoco Finance Corp., 6.38%, 4/01/23	2,855
1,105,000	Talen Energy Supply LLC 144A, 9.50%, 7/15/22 (b)	978
3,350,000	WPX Energy Inc., 6.00%, 1/15/22	3,459

		40,835

Total Corporate Bond (Cost - $472,295)		488,534

Mortgage Backed (3%)
1,400,000	Fannie Mae Connecticut Avenue Securities, 4.78%, 7/25/29 (d)	1,507
1,999,705	Fannie Mae Connecticut Avenue Securities, 11.48%, 1/25/29 (d)	2,515
1,999,279	Fannie Mae Connecticut Avenue Securities, 13.48%, 9/25/28 (d)	2,781
1,447,697	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.78%, 12/25/27 (d)	1,702
2,142,802	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.18%, 5/25/25 (d)	2,541
1,914,110	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.98%, 3/25/25 (d)	2,593
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.48%, 10/25/29 (d)	1,387

Total Mortgage Backed (Cost - $12,154)		15,026

Stocks (0%)
Preferred Stock (0%)
12,100	Goldman Sachs Group Inc., 6.30%	329
64,000	JPMorgan Chase & Co., 6.15% (c)	1,730

		2,059

Total Stocks (Cost - $1,900)		2,059

Investment Company (12%)
48,426,710	Payden Cash Reserves Money Market Fund *	48,427
811,155	Payden Emerging Markets Corporate Bond Fund, SI Class *	8,306
595,829	Payden Floating Rate Fund, SI Class *	5,988

Total Investment Company (Cost - $62,538)		62,721

Total Investments (Cost - $555,684) (107%)		575,226
Liabilities in excess of Other Assets (-7%)		(38,608)

Net Assets (100%)		$536,618

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $35,478 and the total market value of the collateral held by the Fund is $36,953. Amounts in 000s.
(d)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.

45 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 3,463)	Citibank, N.A.	$19
10/23/2017	British Pound (Buy 4,089)	Royal Bank of Canada	39
9/28/2017	Norwegian Krone (Buy 34,672)	HSBC Bank USA, N.A.	327
10/13/2017	Russian Ruble (Buy 64,940)	HSBC Bank USA, N.A.	10
10/13/2017	Turkish Lira (Buy 3,875)	Bank of America N.A.	18

			$413

Liabilities:
10/27/2017	Australian Dollar (Sell 6,787)	State Street Bank & Trust Co.	$(39)
10/25/2017	Canadian Dollar (Sell 10,036)	HSBC Bank USA, N.A.	(18)
9/28/2017	Euro (Sell 3,660)	HSBC Bank USA, N.A.	(246)
10/23/2017	Euro (Sell 4,563)	Royal Bank of Canada	(45)

			$(348)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Appreciation (000s)
Markit CDX, North America High Yield Series 28 Index	5.00%	Chicago Mercantile	Jun-22	USD 10,100	$39

46

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (53%)
650,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	$ 775
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	556
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	119
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	292
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	350
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	240
400,000	California State, 1.56%, 12/01/28 (b)	400
750,000	California State, 3.00%, 12/01/32 (b)	774
500,000	California State, 5.00%, 10/01/26	603
480,000	California State, 5.25%, 10/01/21	524
500,000	California State Public Works Board, 4.00%, 11/01/32	538
105,000	California State Public Works Board, 5.00%, 9/01/23	127
385,000	California State Public Works Board, 5.25%, 10/01/33	455
240,000	Chaffey Community College District, 5.00%, 6/01/32	282
150,000	City & County of San Francisco CA, 5.00%, 9/01/18	157
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	106
260,000	City of Irvine CA, 5.00%, 9/02/22	299
300,000	City of Moreno Valley CA, 4.13%, 12/01/21 AMBAC (a)	303
500,000	Coast Community College District, 5.00%, 8/01/31	612
280,000	Corona Public Financing Authority, 5.00%, 11/01/30	331
400,000	County of Sacramento CA, 5.75%, 2/01/30	441
300,000	Elk Grove Unified School District, 2.00%, 12/01/17	301
200,000	Emery Unified School District, 6.50%, 8/01/31	242
600,000	Fresno Joint Powers Financing Authority, 5.00%, 4/01/18	615
400,000	Grossmont Healthcare District, 5.00%, 7/15/18 AMBAC (a)	401
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	309
250,000	Inglewood Public Financing Authority, 5.00%, 8/01/17	250
250,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/31 BAM (a)	294
160,000	Inglewood Redevelopment Agency Successor Agency, 5.00%, 5/01/34 BAM (a)	185
120,000	Lancaster Redevelopment Agency Successor Agency, 3.00%, 8/01/18	122
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	585

Principal or Shares	Security Description	Value (000)

500,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/29	$ 600
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	297
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	431
200,000	Morgan Hill Redevelopment Agency Successor Agency, 5.00%, 9/01/25	238
505,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/24	618
315,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/27	387
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	118
490,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	583
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	366
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	285
1,000,000	Oakland Unified School District/Alameda County, 5.00%, 8/01/29	1,203
500,000	Oakland Unified School District/Alameda County, 5.00%, 8/01/30	605
280,000	Oxnard School District, 5.00%, 8/01/29 BAM (a)	344
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	292
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	260
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	326
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	504
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	381
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	331
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	340
325,000	Sacramento Redevelopment Agency Successor Agency, 2.00%, 12/01/17	326
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	360
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	413
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	399
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	641
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	584
250,000	San Francisco City & County Redevelopment Agency, 5.00%, 8/01/19	269
120,000	San Jose Financing Authority, 5.00%, 6/01/28	141

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	$298
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	239
225,000	Simi Valley Unified School District, 5.00%, 8/01/29	280
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	644
250,000	State of California, 5.00%, 2/01/25	295
390,000	State of California, 5.00%, 9/01/27	483
100,000	State of California, 5.00%, 8/01/30	118
155,000	State of California, 5.50%, 8/01/25	162
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	379
500,000	Union City Community Redevelopment Agency, 5.00%, 10/01/31	599
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	406
300,000	University of California, 5.00%, 5/15/20	313
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	290
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	415
250,000	West Hollywood Public Financing Authority, 5.00%, 4/01/22	293
575,000	West Hollywood Public Financing Authority, 5.00%, 4/01/28	704

Total General Obligation (Cost - $28,548)		29,148

Revenue (45%)
Airport/Port (2%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	191
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	117
125,000	County of Sacramento CA Airport System Revenue, 5.00%, 7/01/19	130
250,000	Norman Y Mineta San Jose International Airport SJC, 5.00%, 3/01/32	298
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	364

		1,100

Education (8%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	114
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	349
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	256
400,000	California Municipal Finance Authority, 5.00%, 4/01/41	427
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	283
845,000	Golden Empire Schools Financing Authority, 4.00%, 5/01/18	864
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	250

Principal or Shares	Security Description	Value (000)

500,000	San Marcos Schools Financing Authority, 5.00%, 8/15/34 AGM (a)	$587
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	578
170,000	Tulare City School District, 2.00%, 11/01/17 BAM (a)	170
400,000	Tulare City School District, 2.00%, 11/01/18 BAM (a)	400
200,000	University of California, 1.40%, 5/15/46 (b)	200
150,000	University of California, 5.00%, 5/15/18	155

		4,633

Electric & Gas (3%)
500,000	Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/41	569
500,000	City of Redding CA Electric System Revenue, 5.00%, 6/01/30	604
455,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	471
45,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	47

		1,691

Healthcare (9%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	851
215,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	224
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	812
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	582
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	407
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	278
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	226
500,000	California Municipal Finance Authority, 5.00%, 5/15/27	620
550,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 5/15/29	661
340,000	Rib Floater Trust Various States 144A, 0.97%, 8/15/51 (b)(c)	340

		5,001

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	170

Industrial Development/Pollution Control (6%)
500,000	California Infrastructure & Economic Development Bank, 1.07%, 10/01/47 (b)	500
750,000	California Statewide Communities Development Authority, 2.63%, 11/01/33 (b)	777
500,000	City of Chula Vista CA, 1.65%, 7/01/18	500
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	444
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	355

48

Principal or Shares	Security Description	Value (000)

390,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/31
	AGM (a)	$458
100,000	Successor Agency to the Upland Community
	Redevelopment Agency, 5.00%, 9/01/23
	AGM (a)	120

		3,154

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	539

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	495

Tobacco Settlement (2%)
900,000	Golden State Tobacco Securitization Corp.,
	4.00%, 6/01/18	923

Transportation (4%)
250,000	Bay Area Toll Authority, 1.39%, 4/01/34 (b)	251
600,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53 (b)	636
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,144
100,000	Port of Los Angeles, 5.00%, 8/01/34	118

		2,149

Water & Sewer (9%)
500,000	California Pollution Control Financing Authority
	144A, 5.00%, 11/21/45 (c)	501
555,000	Chino Basin Desalter Authority, 4.00%, 6/01/31	604
430,000	City of Corcoran CA Water Revenue,
	4.00%, 7/01/33 BAM (a)	457

Principal or Shares	Security Description	Value (000)

310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	$359
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	298
300,000	Metropolitan Water District of Southern CA, 1.17%, 7/01/36 (b)	300
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	120
500,000	State of California Department of Water Resources, 1.16%, 12/01/35 (b)	500
1,000,000	Tender Option Bond Trust Receipts/Certificates 144A, 0.84%, 5/01/42 AGM (a)(b)(c)	1,000
750,000	West Valley Water District, 4.00%, 10/01/46	777
275,000	Western Riverside Water & Wastewater Financing Authority, 4.00%, 9/01/19	289

		5,205

Total Revenue (Cost - $24,391)		25,060

Total Investments (Cost - $52,939) (98%)		54,208
Other Assets, net of Liabilities (2%)		1,048

Net Assets (100%)		$55,256

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual

49 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
210,000	Dole Food Co. Inc. Term Loan B 1L, 4.25%, 4/06/24	$212
313,425	Serta Simmons Bedding LLC Term Loan 1L, 4.74%, 11/08/23	314

Total Bank Loans (Cost - $521)		526

Bonds (99%)
Argentina (USD) (1%)
450,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	462
695,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (b)	709

		1,171

Australia (USD) (4%)
590,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	588
630,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	633
290,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	290
290,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	291
860,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	852
242,000	Suncorp-Metway Ltd. 144A, 2.10%, 5/03/19 (b)	242
670,000	Westpac Banking Corp., 1.60%, 8/19/19	667
620,000	Westpac Banking Corp., 1.95%, 11/23/18	622
665,000	Westpac Banking Corp., 2.15%, 3/06/20	669

		4,854

Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	187

Canada (USD) (1%)
381,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	382
300,000	Royal Bank of Canada, 1.63%, 4/15/19	299

		681

Cayman Islands (USD) (7%)
800,000	Apidos CLO 144A, 2.45%, 4/15/25 (b)(c)	801
250,000	Apidos CLO 144A, 3.00%, 4/15/25 (b)(c)	250
475,089	Babson CLO Ltd. 144A, 2.41%, 4/20/25 (b)(c)	476
300,000	Babson CLO Ltd. 144A, 4.16%, 4/20/27 (b)(c)	300
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 2.43%, 7/23/25 (b)(c)	601
300,000	CIFC Funding 2015-II Ltd. 144A, 4.30%, 4/15/27 (b)(c)	301
260,000	Dryden 31 Senior Loan Fund 144A, 2.38%, 4/18/26 (b)(c)	260
490,000	Dryden XXII Senior Loan Fund 144A, 2.73%, 8/15/25 (b)(c)	490
545,000	Dryden XXVIII Senior Loan Fund 144A, 2.28%, 8/15/25 (b)(c)	545
650,000	Flatiron CLO 2014-1 Ltd. 144A,
	2.76%, 7/17/26 (b)(c)	651
580,000	Madison Park Funding XIV Ltd. 144A, 2.86%, 7/20/26 (b)(c)	580
240,000	Noble Holding International Ltd., 7.75%, 1/15/24 (d)	192

Principal or Shares	Security Description	Value (000)

315,000	Octagon Investment Partners XXIII Ltd. 144A, 3.30%, 7/15/27 (b)(c)	$315
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	305
245,000	Seagate HDD Cayman 144A, 4.25%, 3/01/22 (b)	245
775,000	Tyron Park CLO Ltd. 144A, 2.42%, 7/15/25 (b)(c)	777
490,000	Tyron Park CLO Ltd. 144A, 2.85%, 7/15/25 (b)(c)	491
250,000	Venture XVII CLO Ltd. 144A, 3.50%, 7/15/26 (b)(c)	250

		8,031

China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	250

Denmark (USD) (0%)
390,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	388

Finland (USD) (0%)
255,000	Nokia OYJ, 3.38%, 6/12/22	259

France (USD) (3%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	220
480,000	Banque Federative du Credit Mutuel SA 144A, 2.20%, 7/20/20 (b)	481
645,000	BPCE SA, 2.08%, 5/31/22 (c)	645
250,000	BPCE SA 144A, 2.39%, 5/22/22 (b)(c)	253
540,000	Credit Agricole SA/London 144A, 2.10%, 4/15/19 (b)(c)	545
445,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	457
630,000	Dexia Credit Local SA 144A, 2.25%, 2/18/20 (b)	633

		3,234

Georgia (USD) (0%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	447

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	200

India (USD) (0%)
345,000	ICICI Bank Ltd./Hong Kong 144A, 5.75%, 11/16/20 (b)	378

Indonesia (USD) (0%)
280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (b)	285

Ireland (USD) (3%)
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 5/26/22	310
825,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	848
300,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 4.25%, 9/15/22 (b)	309
1,445,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	1,444
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	339

50

Principal or Shares	Security Description	Value (000)

205,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	$206

		3,456

Italy (USD) (0%)
425,000	Intesa Sanpaolo SPA 144A, 3.13%, 7/14/22 (b)	428

Japan (USD) (2%)
265,000	Daiwa Securities Group Inc. 144A,
	3.13%, 4/19/22 (b)	268
200,000	Japan Bank for International Cooperation/Japan, 1.68%, 6/01/20 (c)	200
420,000	Japan Bank for International Cooperation/Japan, 2.25%, 2/24/20	423
200,000	Mizuho Bank Ltd. 144A, 2.40%, 3/26/20 (b)	201
530,000	Mizuho Financial Group Inc., 2.14%, 2/28/22 (c)	534
260,000	Sumitomo Mitsui Banking Corp.,
	1.76%, 10/19/18	260
400,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 3/06/19 (b)	401
340,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	2.05%, 10/18/19 (b)	339

		2,626

Luxembourg (EUR) (0%)
400,000	Allergan Funding SCS, 0.50%, 6/01/21 (e)	476

Luxembourg (USD) (1%)
520,000	Allergan Funding SCS, 2.35%, 3/12/18	522
260,000	Allergan Funding SCS, 2.48%, 3/12/20 (c)	267
		789
Netherlands (USD) (6%)
950,000	ABN AMRO Bank NV 144A,
	2.10%, 1/18/19 (b)	955
1,300,000	Bank Nederlandse Gemeenten NV 144A,
	1.50%, 2/15/19 (b)	1,299
405,000	Deutsche Telekom International Finance BV
	144A, 2.23%, 1/17/20 (b)	408
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	491
235,000	ING Groep NV, 2.45%, 3/29/22 (c)	239
370,000	Mondelez International Holdings Netherlands
	BV 144A, 1.63%, 10/28/19 (b)	367
280,000	Mylan NV, 2.50%, 6/07/19	282
625,000	Nederlandse Waterschapsbank NV 144A,
	1.50%, 1/23/19 (b)	625
260,000	Shell International Finance BV, 1.63%, 11/10/18	260
380,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	379
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	338
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	553

		6,196

New Zealand (USD) (1%)
200,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	200

Principal or Shares	Security Description	Value (000)

200,000	ANZ New Zealand International Ltd./London
	144A, 2.20%, 7/17/20 (b)	$201
400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	401

		802

Peru (USD) (1%)
200,000	Banco de Credito del Peru/Panama 144A,
	2.25%, 10/25/19 (b)(d)	201
320,000	EL Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	326

		527

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	241

South Korea (USD) (1%)
240,000	Hyundai Capital Services Inc. 144A,
	1.63%, 8/30/19 (b)	236
360,000	Hyundai Capital Services Inc. 144A,
	3.00%, 3/06/22 (b)	360

		596

Supranational (USD) (1%)
610,000	Africa Finance Corp., 4.38%, 4/29/20 (f)	629

Sweden (USD) (2%)
1,010,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (b)	1,010
675,000	Skandinaviska Enskilda Banken AB,
	1.50%, 9/13/19	669
490,000	Svensk Exportkredit AB, 1.75%, 5/18/20	490
565,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	561

		2,730

Switzerland (USD) (1%)
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	500
660,000	UBS Group Funding Switzerland AG 144A,
	2.41%, 5/23/23 (b)(c)	671

		1,171

United Kingdom (GBP) (1%)
407,125	Gosforth Funding 2016-1 PLC 144A,
	0.92%, 2/15/58 (b)(c)(e)	539
180,000	Mclaren Finance PLC 144A,
	5.00%, 8/01/22 (b)(e)	241

		780

United Kingdom (USD) (2%)
220,000	BAT International Finance PLC 144A,
	1.85%, 6/15/18 (b)	220
250,000	Imperial Brands Finance PLC 144A,
	2.05%, 7/20/18 (b)	250
350,000	Liquid Telecommunications Financing PLC
	144A, 8.50%, 7/13/22 (b)	358
660,000	Royal Bank of Scotland Group PLC,
	2.79%, 5/15/23 (c)	667
175,000	Santander UK PLC, 2.50%, 3/14/19	177
270,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	270

		1,942

United States (EUR) (1%)
500,000	Bank of America Corp., 0.51%, 3/28/18 (c)(e)	593

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

United States (USD) (59%)
136,000	AES Corp./VA, 4.20%, 6/01/19 (c)(d)	$137
130,000	Aetna Inc., 1.70%, 6/07/18	130
420,000	Ally Financial Inc., 3.25%, 9/29/17	421
165,000	American Express Credit Corp., 1.88%, 5/03/19	165
250,000	American Honda Finance Corp., 1.70%, 2/22/19	251
380,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	382
110,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	112
125,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	127
390,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	392
715,000	Ares Capital Corp., 3.63%, 1/19/22	728
195,000	Astoria Financial Corp., 3.50%, 6/08/20	197
500,000	AT&T Inc., 2.30%, 3/11/19	504
80,000	AT&T Inc., 5.50%, 2/01/18	82
345,000	Athene Global Funding 144A, 2.75%, 4/20/20 (b)	347
130,000	AutoZone Inc., 1.63%, 4/21/19	129
135,000	Bank of America Corp., 2.15%, 11/09/20	135
615,000	Bank of America Corp., 2.31%, 4/24/23 (c)	619
450,000	Bank of America Corp., 2.34%, 1/15/19 (c)	455
450,000	Bank of America Corp., 2.37%, 7/21/21 (c)	452
530,000	Becton Dickinson and Co., 2.13%, 6/06/19	533
210,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	210
90,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	94
300,000	Branch Banking & Trust Co., 1.45%, 5/10/19	299
615,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	619
80,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	80
645,000	Capital One Financial Corp., 2.17%, 3/09/22 (c)	646
1,300,000	Capital One Multi-Asset Execution Trust, 1.34%, 4/15/22	1,293
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	350
690,000	Capital One NA/Mclean VA, 2.35%, 1/31/20	694
230,000	Cardinal Health Inc., 1.95%, 6/14/19	231
415,000	Caterpillar Financial Services Corp., 1.90%, 3/22/19	417
125,000	CBOE Holdings Inc., 1.95%, 6/28/19	125
255,000	Chevron Corp., 1.69%, 2/28/19	256
200,000	Chevron Corp., 1.79%, 11/16/18	201
565,000	Citibank NA, 2.00%, 3/20/19	568
250,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	250
250,000	Citizens Bank NA/Providence RI, 2.25%, 3/02/20	251
256,689	Colony American Homes 2014-1 144A, 2.38%, 5/17/31 (b)(c)	258
380,428	Colony American Homes 2014-2 144A, 2.18%, 7/17/31 (b)(c)	381
250,000	Compass Bank, 1.85%, 9/29/17	250
248,167	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)(c)	236

Principal or Shares	Security Description	Value (000)

240,000	DAE Funding LLC 144A, 4.00%, 8/01/20 (b)	$244
920,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	913
685,000	Dell International LLC / EMC Corp. 144A, 3.48%, 6/01/19 (b)	702
70,000	Dell International LLC / EMC Corp. 144A, 5.88%, 6/15/21 (b)	74
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	219
300,000	Discover Bank, 2.60%, 11/13/18	303
660,000	Dominion Energy Inc. 144A, 1.50%, 9/30/18 (b)	656
140,000	Dominion Energy Inc., 2.58%, 7/01/20	141
100,000	Dominion Energy Inc., 2.96%, 7/01/19	102
280,000	Drive Auto Receivables Trust 2016-B 144A, 3.19%, 7/15/22 (b)	283
265,000	DTE Energy Co., 1.50%, 10/01/19	261
90,000	DXC Technology Co. 144A, 2.88%, 3/27/20 (b)	91
160,000	Exxon Mobil Corp., 1.71%, 3/01/19	160
522,856	Fannie Mae Connecticut Avenue Securities, 2.08%, 11/25/29 (c)	525
178,396	Fannie Mae Connecticut Avenue Securities, 2.18%, 5/25/24 (c)	179
25,996	Fannie Mae Connecticut Avenue Securities, 2.18%, 5/25/24 (c)	26
852,452	Fannie Mae Connecticut Avenue Securities, 2.18%, 10/25/29 (c)	858
897,376	Fannie Mae Connecticut Avenue Securities, 2.38%, 9/25/29 (c)	906
84,873	Fannie Mae Connecticut Avenue Securities, 2.43%, 7/25/24 (c)	85
185,499	Fannie Mae Connecticut Avenue Securities, 2.83%, 1/25/24 (c)	187
544,213	FDIC Structured Sale Guaranteed Notes 144A, 1.80%, 12/04/20 (b)(c)	544
191,784	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	193
132,193	FDIC Trust 144A, 2.18%, 5/25/50 (b)	133
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	110
235,000	FirstCash Inc. 144A, 5.38%, 6/01/24 (b)	248
660,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	660
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	301
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	201
280,000	Ford Motor Credit Co. LLC, 2.56%, 3/28/22 (c)	282
90,000	Fortive Corp., 1.80%, 6/15/19	89
947,200	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 10/25/29 (c)	962
59,027	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.68%, 11/25/23 (c)	59
246,299	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.18%, 5/25/25 (c)	292
245,399	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.98%, 3/25/25 (c)	332
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.48%, 10/25/29 (c)	277
445,000	FS Investment Corp., 4.25%, 1/15/20	454

52

Principal or Shares	Security Description	Value (000)

300,000	GATX Corp., 2.50%, 7/30/19	$303
615,000	General Motors Financial Co. Inc., 2.23%, 4/13/20 (c)	618
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	372
280,000	General Motors Financial Co. Inc., 2.65%, 4/13/20	283
580,000	General Motors Financial Co. Inc., 2.85%, 1/14/22 (c)	593
400,000	Glencore Funding LLC 144A, 2.66%, 1/15/19 (b)(c)	404
360,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	364
640,000	Goldman Sachs Group Inc., 2.60%, 12/27/20	646
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	684
84,583	GSAMP Trust 2004-SEA2, 1.88%, 3/25/34 (c)	85
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	380
460,000	Hewlett Packard Enterprise Co., 2.85%, 10/05/18	466
250,000	Huntington National Bank, 2.38%, 3/10/20	252
310,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	309
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (b)	100
222,000	Hyundai Capital America 144A, 2.55%, 4/03/20 (b)	223
108,000	IAC/InterActiveCorp, 4.88%, 11/30/18	109
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/01/22	209
410,000	International Lease Finance Corp., 3.88%, 4/15/18	415
799,857	Invitation Homes 2014-SFR2 Trust 144A, 2.33%, 9/17/31 (b)(c)	803
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	282
503,212	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (b)(c)	519
520,000	JPMorgan Chase & Co., 1.88%, 6/01/21 (c)	522
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	161
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	112
66,862	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	72
350,000	Lennar Corp., 4.13%, 1/15/22	362
135,000	Lennar Corp., 4.50%, 4/30/24	141
13,621	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	14
320,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	321
320,000	Molson Coors Brewing Co. 144A, 1.90%, 3/15/19 (b)	320
170,000	Moody’s Corp., 2.75%, 12/15/21	172
300,000	Morgan Stanley, 2.05%, 7/23/19 (c)	302
650,000	Morgan Stanley, 2.46%, 1/27/20 (c)	661
710,000	Morgan Stanley, 2.49%, 1/20/22 (c)	717
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	200
180,000	Navient Corp., 6.50%, 6/15/22	192

Principal or Shares	Security Description	Value (000)

493,336	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(c)	$519
1,019,723	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(c)	1,071
1,039,946	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(c)	1,095
340,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	340
110,000	Newell Brands Inc., 2.15%, 10/15/18	111
59,000	Newell Brands Inc., 2.60%, 3/29/19	60
100,000	NextEra Energy Capital Holdings Inc., 1.65%, 9/01/18	100
200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	211
100,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	107
290,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19 (b)	295
235,000	NVIDIA Corp., 2.20%, 9/16/21	234
140,000	ONEOK Inc., 4.25%, 2/01/22	147
150,000	Peabody Energy Corp. 144A, 6.00%, 3/31/22 (b)	154
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	111
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	412
640,000	Philip Morris International Inc., 1.63%, 2/21/19	640
320,000	PNC Bank NA, 1.95%, 3/04/19	321
215,746	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	195
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	437
100,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	101
150,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	152
180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	182
300,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	302
330,000	Santander Holdings USA Inc. 144A, 3.70%, 3/28/22 (b)	335
108,429	Sequoia Mortgage Trust, 1.45%, 2/25/43 (c)	106
148,398	Sequoia Mortgage Trust, 1.55%, 4/25/43 (c)	145
180,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	184
250,000	SLM Corp., 5.13%, 4/05/22	256
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	171
500,000	Southern California Edison Co., 1.85%, 2/01/22	495
90,000	Southern Power Co., 1.85%, 12/01/17	90
450,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	453
106,898	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (b)(c)	107
480,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	488
390,000	Stanley Black & Decker Inc., 1.62%, 11/17/18	390
260,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	263
150,000	Stryker Corp., 2.00%, 3/08/19	151
170,000	Synchrony Financial, 1.88%, 8/15/17	170
120,000	Synchrony Financial, 2.54%, 2/03/20 (c)	121
130,000	Synchrony Financial, 2.60%, 1/15/19	131

53 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

220,000	Synchrony Financial, 3.00%, 8/15/19	$224
205,000	Tech Data Corp., 3.70%, 2/15/22	210
100,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	101
3,026,000	U.S. Treasury Note, 1.25%, 4/30/19	3,022
5,645,000	U.S. Treasury Note, 1.25%, 6/30/19	5,635
532,000	U.S. Treasury Note, 1.25%, 10/31/19 (g)(h)	531
2,090,000	U.S. Treasury Note, 1.38%, 7/31/19	2,091
120,000	United Continental Holdings Inc.,
	6.38%, 6/01/18	124
310,000	Verizon Communications Inc., 1.38%, 8/15/19	308
620,000	Verizon Communications Inc.,
	1.72%, 5/22/20 (c)	622
825,000	Verizon Communications Inc.,
	2.25%, 3/16/22 (c)	837
200,000	Verizon Owner Trust 2016-1 144A,
	1.42%, 1/20/21 (b)	199
145,000	VHF Parent LLC / Orchestra Co.-Issuer Inc.
	144A, 6.75%, 6/15/22 (b)	153
85,426	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	86
84,771	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	85
206,067	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	207
500,000	Wells Fargo & Co., 2.11%, 2/11/22 (c)	504
330,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (b)	331
160,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	162
330,000	Westlake Automobile Receivables Trust 2017-1 144A, 2.70%, 10/17/22 (b)	331
100,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	101

		66,064

Vietnam (USD) (0%)
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	328

Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd. 144A, 2.38%, 4/12/20 (b)	587
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	200
210,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (b)	209

		996

Total Bonds (Cost - $110,919)		111,735

Purchased Put Options (0%)
205	Eurodollar 1-Year Mid-Curve Option, 98,
	12/18/17	1
57	Eurodollar 1-Year Mid-Curve Option, 98,
	9/17/18	6
205	Eurodollar 1-Year Mid-Curve Option, 98.38,
	9/18/17	2

Total Purchased Put Options (Cost - $39)		9

Principal or Shares	Security Description	Value (000)

Purchased Put Swaptions (0%)
500,000	Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 2.543% annually; Counterparty Citibank, N.A., 1/26/48
	(Cost - $ 19)	$21

Investment Company (1%)
1,148,010	Payden Cash Reserves Money Market Fund * (Cost - $ 1,148)	1,148

Total Investments (Cost - $ 112,646) (100%)		113,439
Liabilities in excess of Other Assets (0%)		(477)

Net Assets (100%)		$112,962

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(d)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $514 and the total market value of the collateral held by the Fund is $528. Amount in 000s.
(e)	Principal in foreign currency.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

54

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 771)	Citibank, N.A.	$4
10/23/2017	British Pound (Buy 864)	Royal Bank of Canada	8
9/28/2017	Norwegian Krone (Buy 7,302)	HSBC Bank USA, N.A.	69
10/13/2017	Russian Ruble (Buy 14,030)	HSBC Bank USA, N.A.	2
10/13/2017	Turkish Lira (Buy 837)	Bank of America N.A.	4

			$87

Liabilities:
10/27/2017	Australian Dollar (Sell 1,425)	State Street Bank & Trust Co.	$(8)
8/8/2017	British Pound (Sell 589)	HSBC Bank USA, N.A.	(12)
10/25/2017	Canadian Dollar (Sell 2,124)	HSBC Bank USA, N.A.	(4)
10/18/2017	Euro (Sell 513)	Bank of America N.A.	(23)
8/8/2017	Euro (Sell 902)	Citibank, N.A.	(44)
9/28/2017	Euro (Sell 771)	HSBC Bank USA, N.A.	(52)
10/23/2017	Euro (Sell 964)	Royal Bank of Canada	(9)
8/21/2017	Japanese Yen (Sell 65,800)	State Street Bank & Trust Co.	(12)

			$(164)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
100	90-Day Eurodollar Future	Jun-18	$24,602	$38
100	90-Day Eurodollar Future	Sep-18	(24,586)	(48)
10	Euro-Bund Future	Sep-17	1,917	(35)
40	U.S. 10 Year Ultra Future	Sep-17	(5,402)	19
43	U.S. Treasury 2 Year Note Future	Sep-17	9,303	1
24	U.S. Treasury 5 Year Note Future	Sep-17	2,836	—

				$(25)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearing house	Expiration Date	Notional Principal (000s)		Unrealized Depreciation (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD	634	$(14)
Markit CDX, North America High Yield Series 28 Index	5.00%	Chicago Mercantile	Jun-22	USD	1,283	(17)
Markit CDX, North America Investment Grade Series 28 Index	1.00%	Chicago Mercantile	Jun-22	USD	4,113	(4)

						$(35)

Open Centrally Cleared Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)
Chicago Mercantile	3M US LIBOR	(2.01)%	Apr-22	(4,100)	$(22)

55 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (105%)
Argentina (USD) (0%)
280,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19(a)	$288

Armenia (USD) (0%)
400,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20(a)	422

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	357
1,100,000	Australia Government Bond, 3.25%, 4/21/25	926

		1,283

Australia (USD) (0%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	283
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	90

		373

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)	156
120,000	Austria Government Bond 144A, 2.40%, 5/23/34(a)	170
50,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)	81

		407

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)	121
400,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)	462
60,000	Belgium Government Bond 144A, 1.60%, 6/22/47(a)	67
250,000	Belgium Government Bond, 3.00%, 9/28/19	319

		969

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	287

Canada (CAD) (2%)
1,200,000	Canadian Government Bond, 2.25%, 6/01/25	984
380,000	Canadian Government Bond, 3.50%, 12/01/45	366
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	837
350,000	Canadian Government Bond, 5.00%, 6/01/37	394
100,000	Canadian Government Bond, 5.75%, 6/01/29	110

		2,691

Canada (USD) (2%)
260,000	Canadian Natural Resources Ltd., 3.85%, 6/01/27	263
487,000	Cenovus Energy Inc., 6.75%, 11/15/39	528
356,000	Encana Corp., 3.90%, 11/15/21	366
405,000	Manulife Financial Corp., 4.06%, 2/24/32(b)	410
450,000	NOVA Chemicals Corp. 144A, 5.25%, 6/01/27(a)	452

		2,019

Cayman Islands (USD) (2%)
400,000	Babson CLO Ltd. 2015-I 144A, 2.74%, 4/20/27(a)(b)	401
430,000	Baidu Inc., 2.88%, 7/06/22	432
650,000	CIFC Funding 2017-III Ltd. 144A, 3.12%, 7/20/30(a)(b)	650

Principal or Shares	Security Description	Value (000)

385,000	Madison Park Funding XIV Ltd. 144A, 2.43%, 7/20/26(a)(b)	$386
380,000	Madison Park Funding XIV Ltd. 144A, 3.36%, 7/20/26(a)(b)	380
195,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24(a)	193

		2,442

Chile (USD) (0%)
227,002	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	228

Colombia (USD) (0%)
420,000	Colombia Government International Bond, 3.88%, 4/25/27	425

Costa Rica (USD) (0%)
200,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23(a)	197

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	212

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)	243

Finland (USD) (1%)
540,000	Nokia OYJ, 4.38%, 6/12/27	558

France (EUR) (4%)
200,000	Electricite de France, 2.25%, 4/27/21	256
1,000,000	France Government Bond OAT, 1.00%, 5/25/18	1,199
350,000	France Government Bond OAT 144A, 1.25%, 5/25/36(a)	400
2,020,000	France Government Bond OAT, 1.75%, 11/25/24	2,631
280,000	France Government Bond OAT, 3.25%, 5/25/45	440

		4,926

France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54(b)	155
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29	239
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29	159

		553

France (USD) (1%)
345,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21(a)	346
530,000	BPCE SA, 2.08%, 5/31/22(b)	530
280,000	Danone SA 144A, 2.59%, 11/02/23(a)	277

		1,153

Germany (EUR) (2%)
900,000	Bundesrepublik Deutschland, 0.00%, 8/15/26	1,028
800,000	Bundesrepublik Deutschland, 0.50%, 2/15/26	961
360,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	613
80,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	164

		2,766

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19(a)	712

Iceland (EUR) (1%)
502,000	Islandsbanki HF, 1.75%, 9/07/20	614
400,000	Landsbankinn HF, 1.63%, 3/15/21	487

		1,101

56

Principal or Shares	Security Description	Value (000)
Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	$380

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	208
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	316

		524

Ireland (EUR) (0%)
100,000	Ireland Government Bond, 3.40%, 3/18/24	142
100,000	Johnson Controls International PLC, 1.00%, 9/15/23	118
200,000	Liberty Mutual Finance Europe DAC 144A, 1.75%, 3/27/24(a)	244

		504

Ireland (USD) (1%)
220,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	219
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	185
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	533

		937

Italy (EUR) (4%)
690,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	856
1,180,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,659
430,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	675
680,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	1,053

		4,243

Japan (JPY) (19%)
195,000,000	Japan Government Five Year Bond, 0.10%, 6/20/19	1,776
180,000,000	Japan Government Five Year Bond, 0.10%, 9/20/19	1,640
837,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	7,770
35,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	334
455,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	4,331
100,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	1,045
163,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	1,889
165,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	1,965
54,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	596
125,000,000	Japan Government Two Year Bond, 0.10%, 10/15/17	1,134

		22,480

Japan (USD) (1%)
620,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	626

Principal or Shares	Security Description	Value (000)
Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	$540

Luxembourg (EUR) (1%)
750,000	Allergan Funding SCS, 1.25%, 6/01/24	893

Luxembourg (USD) (0%)
240,000	Allergan Funding SCS, 3.45%, 3/15/22	250

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	307

Morocco (USD) (1%)
550,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	582

Netherlands (EUR) (1%)
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)	355
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)	173
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)	233
350,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	399

		1,160

Netherlands (USD) (2%)
415,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21(a)	407
600,000	Mylan NV, 3.15%, 6/15/21	613
300,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	298
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	247
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	251

		1,816

New Zealand (USD) (1%)
750,000	ANZ New Zealand International Ltd./London 144A, 2.13%, 7/28/21(a)	740
250,000	BNZ International Funding Ltd./London 144A, 2.10%, 9/14/21(a)	246

		986

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	208
200,000	Panama Government International Bond, 3.88%, 3/17/28	209

		417

Peru (USD) (0%)
390,000	Peruvian Government International Bond, 4.13%, 8/25/27	428

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	152

Romania (USD) (1%)
555,000	Romanian Government International Bond 144A, 4.38%, 8/22/23(a)	595

Saudi Arabia (USD) (0%)
450,000	Saudi Government International Bond 144A, 3.25%, 10/26/26(a)	446

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	$339

Spain (EUR) (2%)
1,000,000	Spain Government Bond, 0.75%, 7/30/21	1,219
200,000	Spain Government Bond 144A, 1.95%, 4/30/26(a)	249
600,000	Spain Government Bond 144A, 1.95%, 7/30/30(a)	713
70,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)	84
200,000	Telefonica Emisiones SAU, 3.96%, 3/26/21	270

		2,535

Spain (GBP) (1%)
400,000	Iberdrola Finanzas SAU, 7.38%, 1/29/24	705

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	315
200,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19(a)	207

		522

Switzerland (USD) (0%)
210,000	UBS Group Funding Switzerland AG 144A, 3.49%, 5/23/23(a)	216

Turkey (USD) (0%)
400,000	Turkey Government International Bond, 5.63%, 3/30/21	427

United Kingdom (GBP) (4%)
450,000	BP Capital Markets PLC, 1.18%, 8/12/23	578
310,000	HSBC Bank PLC, 5.38%, 11/04/30(b)	504
600,000	Ripon Mortgages PLC 144A, 1.17%, 8/20/56(a)(b)	795
260,000	United Kingdom Gilt, 4.25%, 12/07/55	583
260,000	United Kingdom Gilt, 4.25%, 12/07/55	583
620,000	United Kingdom Gilt, 4.75%, 12/07/38	1,243
220,000	United Kingdom Gilt, 5.00%, 3/07/25	378
150,000	Virgin Money PLC, 2.25%, 4/21/20	203

		4,867

United Kingdom (USD) (2%)
440,000	Barclays PLC, 3.68%, 1/10/23	452
70,000	BP Capital Markets PLC, 2.11%, 9/16/21	70
670,000	HSBC Holdings PLC, 2.95%, 5/25/21	683
470,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	476
255,000	Reckitt Benckiser Treasury Services PLC 144A, 2.75%, 6/26/24(a)	254

		1,935

United States (EUR) (3%)
550,000	AbbVie Inc., 1.38%, 5/17/24	667
150,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	183
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	504
640,000	Celanese U.S. Holdings LLC, 1.13%, 9/26/23	757
150,000	McKesson Corp., 1.50%, 11/17/25	180
650,000	Southern Power Co., 1.00%, 6/20/22	780
250,000	Thermo Fisher Scientific Inc., 1.45%, 3/16/27	293

		3,364

Principal or Shares	Security Description	Value (000)
United States (GBP) (1%)
360,000	American Honda Finance Corp., 2.63%, 10/14/22	$505
110,000	Textron Inc., 6.63%, 4/07/20	162

		667

United States (USD) (39%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	242
140,000	Abbott Laboratories, 3.40%, 11/30/23	144
300,000	AbbVie Inc., 2.85%, 5/14/23	302
350,000	Activision Blizzard Inc., 2.30%, 9/15/21	349
400,000	Activision Blizzard Inc., 3.40%, 9/15/26	404
200,000	Activision Blizzard Inc., 4.50%, 6/15/47	203
150,000	Air Lease Corp., 4.25%, 9/15/24	159
471,636	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	499
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	407
350,000	Ares Capital Corp., 3.63%, 1/19/22	356
550,000	AT&T Inc., 3.60%, 2/17/23	570
270,000	AT&T Inc., 5.25%, 3/01/37	283
200,000	Bank of America Corp., 2.65%, 4/01/19	203
120,000	Bank of America Corp., 4.00%, 4/01/24	127
550,000	Bank of America Corp., 5.63%, 7/01/20	603
155,000	Baxalta Inc., 3.60%, 6/23/22	160
50,000	Becton Dickinson and Co., 2.89%, 6/06/22	50
105,000	Becton Dickinson and Co., 3.36%, 6/06/24	107
290,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	299
500,000	Boise Cascade Co. 144A, 5.63%, 9/01/24(a)	523
300,000	Capital One Financial Corp., 4.75%, 7/15/21	325
350,000	Capital One NA/Mclean VA, 2.40%, 9/05/19	352
480,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	522
760,000	Citigroup Inc., 2.90%, 12/08/21	772
325,000	Citigroup Inc., 4.45%, 9/29/27	342
558,719	Colony Starwood Homes 2016-2 Trust 144A, 2.48%, 12/17/33(a)(b)	565
555,000	Daimler Finance North America LLC 144A, 2.00%, 7/06/21(a)	546
1,040,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21(a)	1,099
40,000	Delta Air Lines Inc., 2.88%, 3/13/20	41
90,000	Dignity Health, 3.13%, 11/01/22	91
300,000	Discover Bank, 3.10%, 6/04/20	308
245,000	Dollar General Corp., 3.25%, 4/15/23	251
235,000	Dominion Energy Inc., 2.00%, 8/15/21	232
390,000	Domino’s Pizza Master Issuer LLC 144A, 2.49%, 7/25/47(a)(b)	389
650,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47(a)	649
152,000	Dow Chemical Co., 9.40%, 5/15/39	258
55,000	Enable Midstream Partners LP, 4.40%, 3/15/27	56
320,000	Energy Transfer LP, 6.50%, 2/01/42	360
430,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	436
225,000	Enterprise Products Operating LLC, 3.95%, 2/15/27(c)	236
640,000	Fannie Mae Connecticut Avenue Securities, 1.77%, 1/25/30(b)	640

58

Principal or Shares	Security Description	Value (000)

568,301	Fannie Mae Connecticut Avenue Securities, 2.18%, 10/25/29(b)	$572
438,934	Fannie Mae Connecticut Avenue Securities, 2.38%, 9/25/29(b)	443
547,471	Fannie Mae Connecticut Avenue Securities, 2.58%, 1/25/29(b)	553
349,287	Fannie Mae Connecticut Avenue Securities, 3.43%, 10/25/28(b)	354
250,000	Fannie Mae Connecticut Avenue Securities, 5.48%, 1/25/29(b)	281
330,000	Fannie Mae Connecticut Avenue Securities, 5.48%, 4/25/29(b)	371
170,000	Fannie Mae Connecticut Avenue Securities, 5.68%, 1/25/29(b)	191
499,926	Fannie Mae Connecticut Avenue Securities, 11.48%, 1/25/29(b)	629
499,995	Fannie Mae Connecticut Avenue Securities, 11.98%, 1/25/29(b)	644
740,000	FN, 2.50%, 15YR TBA(d)	746
2,270,000	FN, 3.00%, 30YR TBA(d)	2,274
1,200,000	FN, 3.00%, 15YR TBA(d)	1,234
1,130,000	FN, 3.50%, 30YR TBA(d)	1,163
1,830,000	FN, 4.00%, 30YR TBA(d)	1,927
1,310,000	FN, 4.50%, 30YR TBA(d)	1,407
825,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	825
250,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	255
374,934	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.43%, 10/25/29(b)	381
600,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 2.53%, 4/25/29(b)	607
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, 4.48%, 7/25/29(b)	266
110,000	FS Investment Corp., 4.25%, 1/15/20	112
720,000	G2, 3.50%, 30YR TBA(d)	748
300,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	307
500,000	General Motors Financial Co. Inc., 4.20%, 3/01/21	526
750,000	Goldman Sachs Group Inc., 5.38%, 3/15/20	812
33,430	GreenPoint Mortgage Funding Trust, 1.79%, 6/25/45(b)	27
500,000	HCA Inc., 5.38%, 2/01/25	534
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	207
385,000	International Lease Finance Corp., 5.88%, 4/01/19	409
650,000	JPMorgan Chase & Co., 6.30%, 4/23/19	699
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	433
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	293
133,000	Marathon Oil Corp., 3.85%, 6/01/25	133
425,000	Marathon Oil Corp., 4.40%, 7/15/27	433
115,000	MDC Holdings Inc., 6.00%, 1/15/43	111
450,000	Meritage Homes Corp. 144A, 5.13%, 6/06/27(a)	457
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23(a)	206
185,000	Morgan Stanley, 3.13%, 7/27/26	181
300,000	Morgan Stanley, 5.50%, 1/26/20	324
100,000	Murphy Oil Corp., 3.50%, 12/01/17	101

Principal or Shares	Security Description	Value (000)

400,000	National Oilwell Varco Inc., 2.60%, 12/01/22	$391
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	286
240,000	Nature’s Bounty Co. 144A, 7.63%, 5/15/21(a)	259
440,668	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(a)(b)	464
500,000	Newell Brands Inc., 3.15%, 4/01/21	515
370,000	NuStar Logistics LP, 5.63%, 4/28/27	393
175,000	Nuveen Finance LLC 144A, 2.95%, 11/01/19(a)	178
150,000	Old Republic International Corp., 4.88%, 10/01/24	162
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	103
146,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20(a)	149
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20(a)	206
110,000	Prudential Financial Inc., 5.63%, 6/15/43(b)	121
210,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23(a)	221
350,000	Roper Technologies Inc., 2.80%, 12/15/21	354
300,000	Ryder System Inc., 2.50%, 5/11/20	303
380,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	415
110,000	Santander Holdings USA Inc., 2.65%, 4/17/20	110
400,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18(a)	403
105,000	Select Income REIT, 4.50%, 2/01/25	106
500,000	SLM Corp., 5.13%, 4/05/22	513
330,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20(a)	342
250,000	Sprint Communications Inc, 6.00%, 11/15/22	264
200,000	Synchrony Financial, 4.25%, 8/15/24	208
410,000	Time Warner Inc., 3.60%, 7/15/25	415
80,000	U.S. Treasury Bond, 2.25%, 8/15/46	70
1,132,967	U.S. Treasury Inflation Indexed Bonds, 0.63%, 1/15/26(e)	1,147
510,000	U.S. Treasury Note, 1.25%, 4/30/19(e)(f)	509
85,000	Valero Energy Corp., 9.38%, 3/15/19	95
400,000	Valero Energy Partners LP, 4.38%, 12/15/26	415
210,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	212
705,000	Verizon Communications Inc., 1.75%, 8/15/21	689
370,000	Verizon Communications Inc., 5.05%, 3/15/34	390
215,000	Welltower, Inc., 4.95%, 1/15/21	232
370,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23(a)	386

		47,662

Uruguay (USD) (0%)
325,000	Uruguay Government International Bond, 4.38%, 10/27/27	349
110,000	Uruguay Government International Bond, 4.50%, 8/14/24	120

		469

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	635

Total Bonds (Cost - $123,232)		126,864

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (4%)
426,005	Payden Cash Reserves Money Market Fund *	$426
106,260	Payden Emerging Markets Bond Fund, SI Class *	1,486
277,113	Payden Floating Rate Fund, SI Class *	2,785

Total Investment Company (Cost - $4,760)		4,697

Total Investments (Cost - $127,992) (109%)		131,561

Liabilities in excess of Other Assets (-9%)		(10,344)

Net Assets (100%)		$121,217

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(c)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $236 and the total market value of the collateral held by the Fund is $245. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/31/2017	Australian Dollar (Buy 423)	BNP PARIBAS	$23
8/17/2017	Brazilian Real (Buy 2,011)	Citibank, N.A.	11
8/31/2017	British Pound (Buy 206)	HSBC Bank USA, N.A.	4
10/23/2017	British Pound (Buy 2,809)	Royal Bank of Canada	26
8/31/2017	Canadian Dollar (Buy 641)	Royal Bank of Canada	22
8/31/2017	Euro (Buy 3,147)	Royal Bank of Canada	183
8/31/2017	Japanese Yen (Buy 33,200)	Barclays Bank PLC	3
9/28/2017	Norwegian Krone (Buy 22,463)	HSBC Bank USA, N.A.	212
10/13/2017	Russian Ruble (Buy 37,810)	HSBC Bank USA, N.A.	6
8/8/2017	Swiss Franc (Sell 183)	BNP PARIBAS	1
8/31/2017	Swiss Franc (Buy 183)	BNP PARIBAS	—
10/13/2017	Turkish Lira (Buy 2,256)	Bank of America N.A.	11

			$502

Liabilities:
8/8/2017	Australian Dollar (Sell 2,058)	BNP PARIBAS	$(84)
10/27/2017	Australian Dollar (Sell 4,638)	State Street Bank &Trust Co.	(27)
8/8/2017	British Pound (Sell 5,388)	HSBC Bank USA, N.A.	(138)
10/25/2017	Canadian Dollar (Sell 6,902)	HSBC Bank USA, N.A.	(12)
8/8/2017	Canadian Dollar (Sell 4,097)	Royal Bank of Canada	(126)
8/8/2017	Euro (Sell 8,167)	Citibank, N.A.	(395)
9/28/2017	Euro (Sell 2,406)	HSBC Bank USA, N.A.	(161)
8/8/2017	Euro (Sell 8,123)	Royal Bank of Canada	(387)
10/23/2017	Euro (Sell 3,135)	Royal Bank of Canada	(31)
8/8/2017	Euro (Sell 7,186)	State Street Bank &Trust Co.	(348)
8/8/2017	Japanese Yen (Sell 2,522,600)	Barclays Bank PLC	(607)
9/26/2017	Mexican Peso (Sell 5,980)	Credit Suisse First Boston International	(9)
8/23/2017	Poland Zloty (Sell 588)	Barclays Bank PLC	(7)

			$(2,332)

60

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
5	Euro Buxl 30 Year Bond Future	Sep-17	$960	$(15)
12	Euro-Bobl Future	Sep-17	1,876	(7)
14	Euro-Bund Future	Sep-17	(2,684)	(7)
62	Euro-Schatz Future	Sep-17	8,225	15
36	U.S. 10 Year Ultra Future	Sep-17	(4,862)	6
2	U.S. Long Bond Future	Sep-17	306	(1)
14	U.S. Treasury 10 Year Note Future	Sep-17	(1,762)	(20)
68	U.S. Treasury 5 Year Note Future	Sep-17	(8,034)	11
22	U.S. Ultra Bond Future	Sep-17	3,619	22

				$4

61 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (ARS) (1%)
159,655,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21	$9,990
54,000,000	YPF SA 144A, 16.50%, 5/09/22 (a)	2,851

		12,841

Argentina (USD) (5%)
13,602,500	Argentine Republic Government International Bond, 2.50%, 12/31/38	8,869
6,920,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	7,110
4,150,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	4,475
4,610,000	Argentine Republic Government International Bond, 7.13%, 7/06/36	4,564
3,010,000	Argentine Republic Government International Bond 144A, 7.13%, 6/28/17 (a)	2,738
10,050,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	10,844
12,043,506	Argentine Republic Government International Bond, 8.28%, 12/31/33	13,157
3,295,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	3,359
6,250,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	6,395
2,010,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	2,106
4,820,000	Provincia de Cordoba 144A, 7.45%, 9/01/24 (a)	5,017

		68,634

Armenia (USD) (1%)
10,981,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (a)	11,581

Azerbaijan (USD) (2%)
16,890,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	17,230
5,955,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	5,890

		23,120

Belarus (USD) (1%)
5,960,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	6,348

Bermuda (USD) (0%)
2,875,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	2,805

Brazil (BRL) (1%)
9,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21	3,125
18,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	6,022

		9,147

Brazil (USD) (3%)
5,255,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (a)	5,202
825,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (a)(b)	881
10,015,000	Brazilian Government International Bond, 2.63%, 1/05/23	9,454

Principal or Shares	Security Description	Value (000)

8,665,000	Brazilian Government International Bond, 4.25%, 1/07/25 (b)	$8,685
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21 (b)	1,157
1,720,000	Brazilian Government International Bond, 5.00%, 1/27/45	1,550
2,955,000	Brazilian Government International Bond, 5.63%, 1/07/41	2,912
9,500,000	Brazilian Government International Bond, 6.00%, 4/07/26	10,450
4,383,343	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	3,112

		43,403

Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	211
2,790,000	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	2,937

		3,148

Cayman Islands (USD) (2%)
5,570,000	Braskem Finance Ltd., 6.45%, 2/03/24	6,099
1,550,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	1,602
9,160,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	9,962
3,289,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (a)	2,047

		19,710

Chile (USD) (1%)
4,900,000	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	4,937
3,080,000	Corp. Nacional del Cobre de Chile 144A, 3.63%, 8/01/27 (a)	3,070
4,558,570	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	4,570

		12,577

Colombia (USD) (3%)
3,800,000	Colombia Government International Bond, 3.88%, 4/25/27	3,847
3,100,000	Colombia Government International Bond, 4.00%, 2/26/24	3,228
3,240,000	Colombia Government International Bond, 4.50%, 1/28/26	3,452
4,640,000	Colombia Government International Bond, 5.00%, 6/15/45	4,723
6,000,000	Colombia Government International Bond, 6.13%, 1/18/41	6,978
8,390,000	Colombia Government International Bond, 7.38%, 9/18/37	10,928

		33,156

Costa Rica (USD) (3%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,880
4,910,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	4,989
2,170,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	2,257

62

Principal or Shares	Security Description	Value (000)

10,025,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	$10,539
11,190,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	11,903

		34,568

Croatia (USD) (1%)
3,485,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	3,888
3,000,000	Croatia Government International Bond, 6.38%, 3/24/21 (c)	3,347

		7,235

Dominica Republic (USD) (3%)
2,585,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	2,734
5,760,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	6,170
2,555,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	2,861
3,825,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	4,207
4,870,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	5,564
7,205,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	8,484
5,815,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)(b)	6,455

		36,475

Ecuador (USD) (2%)
7,920,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	7,613
2,090,000	Ecuador Government International Bond, 7.95%, 6/20/24 (c)	2,009
4,560,000	Ecuador Government International Bond 144A, 8.75%, 6/02/23 (a)	4,572
5,170,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	5,325
6,390,000	Ecuador Government International Bond 144A, 10.75%, 3/28/22 (a)	6,933

		26,452

Egypt (EGP) (0%)
73,000,000	Egypt Treasury Bills, 0.00%, 1/30/18	3,702

Egypt (USD) (1%)
5,810,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (a)	6,005
6,350,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	6,839
4,550,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	4,958

		17,802

El Salvador (USD) (2%)
4,615,000	El Salvador Government International Bond 144A, 5.88%, 1/30/25 (a)	4,194
1,980,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	1,802
2,265,000	El Salvador Government International Bond 144A, 7.38%, 12/01/19 (a)(b)	2,296

Principal or Shares	Security Description	Value (000)

9,585,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	$8,962
8,010,000	El Salvador Government International Bond 144A, 8.63%, 2/28/29 (a)	8,310

		25,564

Georgia (GEL) (0%)
11,130,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 (a)	4,675

Georgia (USD) (2%)
4,270,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	4,379
8,685,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)	9,701
2,030,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	2,142
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	9,234

		25,456

Ghana (USD) (2%)
8,350,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	8,632
5,170,000	Ghana Government International Bond 144A, 9.25%, 9/15/22 (a)(b)	5,651
7,390,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	9,227

		23,510

Honduras (USD) (1%)
2,070,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,188
10,160,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	11,675

		13,863

Hungary (USD) (2%)
11,850,000	Hungary Government International Bond, 5.38%, 3/25/24	13,483
7,570,000	Hungary Government International Bond, 5.75%, 11/22/23	8,739

		22,222

Indonesia (USD) (4%)
2,250,000	Indonesia Government International Bond 144A, 3.70%, 1/08/22 (a)	2,330
3,830,000	Indonesia Government International Bond 144A, 3.85%, 7/18/27 (a)	3,870
3,650,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	3,800
3,010,000	Indonesia Government International Bond 144A, 4.75%, 7/18/47 (a)	3,116
3,070,000	Indonesia Government International Bond 144A, 5.25%, 1/17/42 (a)	3,369
2,960,000	Indonesia Government International Bond 144A, 5.25%, 1/08/47 (a)	3,275
7,265,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	8,338
10,290,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	15,087
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	4,062
5,180,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (a)	5,284

		52,531

63 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

Ivory Coast (USD) (1%)
2,600,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (a)	$	2,563
4,447,685	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)		4,371
8,480,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)		8,330

			15,264

Jamaica (USD) (0%)
2,180,000	Jamaica Government International Bond, 8.00%, 3/15/39		2,605

Jordan (USD) (0%)
3,950,000	Jordan Government International Bond 144A, 5.75%, 1/31/27 (a)		3,935

Kazakhstan (USD) (2%)
4,085,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (a)		4,934
8,465,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)		9,099
6,290,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)		6,072

			20,105

Kenya (USD) (1%)
6,696,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)		6,886

Lebanon (USD) (2%)
2,270,000	Lebanon Government International Bond, 5.15%, 11/12/18		2,286
4,200,000	Lebanon Government International Bond, 5.45%, 11/28/19		4,205
2,565,000	Lebanon Government International Bond, 6.00%, 1/27/23		2,539
3,670,000	Lebanon Government International Bond, 6.10%, 10/04/22		3,665
4,785,000	Lebanon Government International Bond, 6.20%, 2/26/25		4,740
2,280,000	Lebanon Government International Bond, 6.38%, 3/09/20		2,326
3,125,000	Lebanon Government International Bond, 6.60%, 11/27/26		3,129
1,725,000	Lebanon Government International Bond, 6.65%, 11/03/28		1,703
4,245,000	Lebanon Government International Bond, 6.65%, 2/26/30		4,199
2,205,000	Lebanon Government International Bond, 6.75%, 11/29/27		2,207

			30,999

Luxembourg (USD) (1%)
2,485,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)		2,559
2,270,000	MHP SA 144A, 7.75%, 5/10/24 (a)		2,355
5,240,000	VM Holding SA 144A, 5.38%, 5/04/27 (a)		5,450

			10,364

Malaysia (MYR) (1%)
21,300,000	Malaysia Government Bond, 3.84%, 4/15/33		4,658
31,080,000	Malaysia Government Bond, 4.25%, 5/31/35		7,036

			11,694

Mexico (MXN) (0%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43		1,463

Principal or Shares	Security Description	Value (000)

71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	$3,894

		5,357

Mexico (USD) (4%)
2,740,000	Banco Mercantil del Norte SA/Grand Cayman 144A, 7.63%, 7/06/49 (a)(d)	2,892
1,550,000	Comision Federal de Electricidad 144A, 4.75%, 2/23/27 (a)	1,602
2,475,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (a)	2,642
1,714,466	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,841
5,170,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	5,281
3,700,000	Mexico Government International Bond, 4.15%, 3/28/27	3,866
1,013,000	Mexico Government International Bond, 5.55%, 1/21/45	1,150
1,715,000	Mexico Government International Bond, 6.05%, 1/11/40	2,042
4,360,000	Petroleos Mexicanos, 3.50%, 1/30/23	4,284
4,670,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,885
1,483,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,364
4,360,000	Petroleos Mexicanos, 5.63%, 1/23/46	4,019
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,550
4,810,000	Petroleos Mexicanos 144A, 6.50%, 3/13/27 (a)	5,302
2,710,000	Petroleos Mexicanos, 6.50%, 6/02/41	2,798
5,240,000	Petroleos Mexicanos 144A, 6.75%, 9/21/47 (a)(b)	5,526
2,959,000	Petroleos Mexicanos, 6.75%, 9/21/47	3,120

		55,164

Mongolia (USD) (3%)
13,495,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	12,985
4,985,000	Mongolia Government International Bond, 5.13%, 12/05/22 (c)	4,797
1,660,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	1,858
10,968,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	12,748

		32,388

Netherlands (USD) (1%)
2,670,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,694
8,695,000	Petrobras Global Finance BV, 4.38%, 5/20/23	8,445
3,560,000	Petrobras Global Finance BV, 7.38%, 1/17/27	3,863

		15,002

Nigeria (USD) (1%)
4,790,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)	5,131
6,360,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	7,042

		12,173

Oman (USD) (2%)
1,400,000	Oman Government International Bond 144A, 3.63%, 6/15/21 (a)	1,400
3,020,000	Oman Government International Bond 144A, 3.88%, 3/08/22 (a)	3,039
4,040,000	Oman Government International Bond 144A, 4.75%, 6/15/26 (a)(b)	4,028

64

Principal or Shares	Security Description	Value (000)

7,855,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	$8,150
6,510,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	6,803
5,440,000	Oman Sovereign Sukuk SAOC 144A, 4.40%, 6/01/24 (a)	5,426

		28,846

Panama (USD) (2%)
3,850,000	Global Bank Corp. 144A, 4.50%, 10/20/21 (a)	3,935
10,970,000	Panama Government International Bond, 6.70%, 1/26/36	14,354
3,545,000	Panama Government International Bond, 9.38%, 4/01/29	5,300

		23,589

Peru (PEN) (0%)
5,320,000	Peru Government Bond 144A, 6.15%, 8/12/32 (a)	1,689
8,900,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 (a)	3,041

		4,730

Peru (USD) (2%)
2,908,904	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	3,200
7,530,000	Peruvian Government International Bond, 5.63%, 11/18/50	9,292
6,190,000	Peruvian Government International Bond, 6.55%, 3/14/37	8,248
2,255,000	Peruvian Government International Bond, 7.35%, 7/21/25	2,968
1,850,000	Petroleos del Peru SA 144A, 5.63%, 6/19/47 (a)	1,935

		25,643

Philippines (USD) (1%)
8,425,000	Philippine Government International Bond, 6.38%, 10/23/34	11,343
2,028,000	Philippine Government International Bond, 7.75%, 1/14/31	2,937

		14,280

Romania (USD) (1%)
5,360,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	5,745
3,382,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	4,292
5,330,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	6,193

		16,230

Russian Federation (RUB) (0%)
172,000,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27	2,976

Russian Federation (USD) (1%)
3,200,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (a)	3,461
3,800,000	Russian Foreign Bond - Eurobond 144A, 5.63%, 4/04/42 (a)	4,150

		7,611

Saint Lucia (USD) (0%)
3,100,000	Digicel International Finance Term Loan B 1L, 4.75%, 5/10/24 (e)	3,143

Principal or Shares	Security Description	Value (000)
Senegal (USD) (2%)
9,155,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	$9,782
3,880,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	3,997
7,550,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	8,682

		22,461

Serbia (USD) (1%)
9,670,000	Serbia International Bond 144A, 7.25%, 9/28/21 (a)	11,233

Singapore (USD) (0%)
1,900,000	BOC Aviation Ltd. 144A, 3.88%, 4/27/26 (a)	1,931

South Africa (USD) (1%)
13,970,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	13,276
2,350,000	Republic of South Africa Government International Bond, 4.88%, 4/14/26	2,381

		15,657

Sri Lanka (USD) (3%)
5,090,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	5,395
10,200,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	10,704
3,810,000	Sri Lanka Government International Bond 144A, 6.13%, 6/03/25 (a)	3,971
2,560,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	2,643
5,390,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	5,821
2,830,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	3,060

		31,594

Turkey (TRY) (1%)
23,500,000	Turkey Government Bond, 8.50%, 9/14/22	6,198

Turkey (USD) (5%)
2,160,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	2,246
5,510,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	5,592
7,950,000	Turkey Government International Bond, 4.25%, 4/14/26	7,652
7,140,000	Turkey Government International Bond, 5.63%, 3/30/21	7,625
6,030,000	Turkey Government International Bond, 5.75%, 5/11/47	6,006
7,290,000	Turkey Government International Bond, 6.00%, 3/25/27	7,865
5,020,000	Turkey Government International Bond, 6.88%, 3/17/36	5,711
4,340,000	Turkey Government International Bond, 7.38%, 2/05/25	5,079
4,280,000	Turkey Government International Bond, 8.00%, 2/14/34	5,372
4,340,000	Turkiye Garanti Bankasi AS 144A, 6.13%, 5/24/27 (a)(d)	4,346
6,360,000	Turkiye Is Bankasi 144A, 7.00%, 6/29/28 (a)(d)	6,427

		63,921

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ukraine (USD) (4%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(d)	$1,331
5,932,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (a)	6,174
11,178,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (a)	11,620
1,743,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,803
7,553,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	7,761
8,453,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	8,570
3,793,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	3,797
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	1,494
1,753,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	1,728
1,753,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,724

		46,002

United Kingdom (IDR) (1%)
108,542,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.25%, 5/19/36 (a)	8,653

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.16%, 5/23/23 (a)	4,700
28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 (a)	459
195,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.61%, 5/13/30 (a)(d)	3,225
43,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24	748

		9,132

United Kingdom (LKR) (1%)
1,264,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	8,236
618,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 (a)	4,008

		12,244

United Kingdom (USD) (1%)
6,050,000	Liquid Telecommunications Financing PLC 144A, 8.50%, 7/13/22 (a)	6,194
7,160,000	State Export-Import Bank of Ukrain (Ukreximbank Via Biz Finance PLC) 144A, 9.63%, 4/27/22 (a)	7,527

		13,721

United States (EGP) (1%)
115,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/25/18 (a)	5,861
59,100,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/08/18 (a)	2,953

		8,814

United States (GHS) (0%)
12,300,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(d)	3,258

Principal or Shares	Security Description	Value (000)

10,450,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(d)	$2,768

		6,026

United States (IDR) (0%)
30,300,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/17/34 (a)	2,452
13,700,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 (a)	1,279

		3,731

Uruguay (USD) (2%)
14,520,525	Uruguay Government International Bond, 4.38%, 10/27/27	15,595
1,679,000	Uruguay Government International Bond, 4.50%, 8/14/24	1,832
11,049,580	Uruguay Government International Bond, 5.10%, 6/18/50	11,436

		28,863

Uruguay (UYU) (0%)
49,300,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 (a)	1,859

Venezuela (USD) (2%)
6,975,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	2,291
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)	2,169
2,450,000	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	1,629
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	2,195
2,065,000	Venezuela Government International Bond, 7.00%, 12/01/18	1,058
2,640,000	Venezuela Government International Bond, 7.00%, 3/31/38	1,016
8,494,000	Venezuela Government International Bond, 7.65%, 4/21/25	3,249
4,385,000	Venezuela Government International Bond, 7.75%, 10/13/19	1,897
9,890,000	Venezuela Government International Bond, 9.25%, 9/15/27	4,203

		19,707

Virgin Islands (British) (USD) (2%)
19,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (c)	17,746
2,860,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	2,894
2,010,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	2,139
5,490,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	5,494

		28,273

Zambia (USD) (1%)
1,190,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	1,135

66

Principal or Shares	Security Description	Value (000)

8,565,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	$9,128
1,800,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	1,956

		12,219

Total Bonds (Cost - $1,214,038)		1,241,748

Investment Company (2%)
33,661,588	Payden Cash Reserves Money Market Fund *
	(Cost - $33,662)	33,662

Total Investments (Cost - $1,247,700) (100%)		1,275,410
Liabilities in excess of Other Assets (0%)		(4,048)

Net Assets (100%)		$1,271,362

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $16,636 and the total market value of the collateral held by the Fund is $17,315. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(e)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/25/2017	Peruvian Nuevo Sol (Buy 5,078)	Barclays Bank PLC	$18

Liabilities:
9/21/2017	Colombian Peso (Buy 8,957,000)	Citibank, N.A.	$(13)
8/11/2017	South Korean Won (Sell 13,707,000)	BNP PARIBAS	(168)

			$(181)

67 Payden Mutual Funds

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Argentina (ARS) (2%)
16,550,000	Argentine Bonos del Tesoro, 15.50%, 10/17/26	$1,043
21,140,000	Argentine Bonos del Tesoro, 16.00%, 10/17/23	1,221
16,113,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21	1,008
8,765,600	YPF SA 144A, 16.50%, 5/09/22 (a)	463

		3,735

Brazil (BRL) (10%)
20,685,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/19	6,806
5,837,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21	1,920
17,691,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	5,758
9,835,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25	3,189

		17,673

Chile (CLP) (1%)
490,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35	778
79,000,000	Republic of Chile, 5.50%, 8/05/20	129

		907

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21	194
2,700,000,000	Colombian TES, 6.00%, 4/28/28	845
7,545,000,000	Colombian TES, 7.00%, 5/04/22	2,614
2,600,000,000	Colombian TES, 7.50%, 8/26/26	915
1,945,000,000	Colombian TES, 7.75%, 9/18/30	694
7,949,000,000	Colombian TES, 10.00%, 7/24/24	3,188
3,150,000,000	Colombian TES, 11.00%, 7/24/20	1,204
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	314
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	370
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	423
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	361
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	547

		11,669

Egypt (EGP) (0%)
11,400,000	Egypt Treasury Bills, 0.00%, 1/30/18	578

Georgia (GEL) (1%)
1,990,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 (a)	836

Hungary (HUF) (4%)
81,500,000	Hungary Government Bond, 3.50%, 6/24/20	343
187,000,000	Hungary Government Bond, 5.50%, 6/24/25	868
154,000,000	Hungary Government Bond, 6.00%, 11/24/23	732
928,810,000	Hungary Government Bond, 7.00%, 6/24/22	4,516
208,000,000	Hungary Government Bond, 7.50%, 11/12/20	981

		7,440

Indonesia (IDR) (5%)
37,500,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23	2,624
9,000,000,000	Indonesia Treasury Bond, 7.00%, 5/15/22	684
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32	1,965
4,926,000,000	Indonesia Treasury Bond, 8.25%, 5/15/36	393
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24	1,332

Principal or Shares	Security Description	Value (000)

15,600,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	$1,269
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34	364

		8,631

Malaysia (MYR) (6%)
4,050,000	Malaysia Government Bond, 3.42%, 8/15/22	928
2,970,000	Malaysia Government Bond, 3.80%, 8/17/23	687
2,890,000	Malaysia Government Bond, 3.84%, 4/15/33	632
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27	1,481
3,790,000	Malaysia Government Bond, 4.16%, 7/15/21	900
2,705,000	Malaysia Government Bond, 4.18%, 7/15/24	639
12,600,000	Malaysia Government Bond, 4.25%, 5/31/35	2,852
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,043
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	606

		9,768

Mexico (MXN) (8%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	820
72,300	America Movil SAB de CV, 6.45%, 12/05/22	388
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25	572
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	325
7,700,000	Mexican Bonos, 5.75%, 3/05/26	402
14,400,000	Mexican Bonos, 6.50%, 6/09/22	801
35,700,000	Mexican Bonos, 7.75%, 5/29/31	2,137
18,220,000	Mexican Bonos, 7.75%, 11/23/34	1,092
6,500,000	Mexican Bonos, 8.00%, 12/07/23	388
13,700,000	Mexican Bonos, 8.50%, 5/31/29	867
53,849,000	Mexican Bonos, 8.50%, 11/18/38	3,470
20,783,100	Mexican Bonos, 10.00%, 12/05/24	1,384
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	891
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	538

		14,075

Peru (PEN) (3%)
3,440,000	Peru Government Bond 144A, 6.15%, 8/12/32 (a)	1,092
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	1,282
3,405,000	Republic of Peru 144A, 6.35%, 8/12/28 (a)	1,117
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	169
4,030,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	1,377
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	380

		5,417

Philippines (PHP) (0%)
8,000,000	Philippine Government International Bond, 4.95%, 1/15/21	163
17,000,000	Republic of Philippines, 6.25%, 1/14/36	381

		544

Poland (PLN) (10%)
4,500,000	Poland Government Bond, 2.00%, 4/25/21	1,235
4,050,000	Poland Government Bond, 3.25%, 7/25/19	1,158
4,375,000	Poland Government Bond, 5.25%, 10/25/20	1,333
3,950,000	Poland Government Bond, 5.50%, 10/25/19	1,185
3,060,000	Poland Government Bond, 5.75%, 10/25/21	962
7,300,000	Poland Government Bond, 5.75%, 9/23/22	2,323
5,750,000	Republic of Poland Government Bond, 1.50%, 4/25/20	1,579

68

Principal or Shares	Security Description	Value (000)

3,000,000	Republic of Poland Government Bond, 2.25%, 4/25/22	$819
2,900,000	Republic of Poland Government Bond, 2.50%, 7/25/26	759
4,000,000	Republic of Poland Government Bond, 2.50%, 7/25/27	1,033
14,830,000	Republic of Poland Government Bond,
	3.25%, 7/25/25	4,146

		16,532

Romania (RON) (3%)
1,350,000	Romania Government Bond, 5.60%, 11/28/18	373
4,350,000	Romania Government Bond, 5.85%, 4/26/23	1,300
8,510,000	Romania Government Bond, 5.95%, 6/11/21	2,507

		4,180

Russian Federation (RUB) (6%)
123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,979
125,800,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28	2,003
169,920,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,818
159,500,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	2,760

		9,560

South Africa (ZAR) (8%)
71,400,000	Republic of South Africa, 6.25%, 3/31/36	3,865
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,436
67,120,000	Republic of South Africa, 7.00%, 2/28/31	4,223
32,000,000	Republic of South Africa, 8.88%, 2/28/35	2,273
9,450,000	Republic of South Africa Government Bond, 8.75%, 2/28/48	641
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	831

		13,269

Thailand (THB) (3%)
59,500,000	Thailand Government Bond, 3.63%, 6/16/23	1,945
22,470,000	Thailand Government Bond, 3.65%, 12/17/21	729
62,600,000	Thailand Government Bond, 4.88%, 6/22/29	2,305

		4,979

Turkey (TRY) (7%)
2,548,912	Turkey Government Bond, 3.00%, 2/23/22	732
7,200,000	Turkey Government Bond, 7.10%, 3/08/23	1,769
225,000	Turkey Government Bond, 7.40%, 2/05/20	59
2,100,000	Turkey Government Bond, 8.00%, 3/12/25	525
2,935,000	Turkey Government Bond, 8.50%, 7/10/19	800
9,100,000	Turkey Government Bond, 8.80%, 9/27/23	2,410
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	819
4,250,000	Turkey Government Bond, 9.40%, 7/08/20	1,169
2,550,000	Turkey Government Bond, 9.50%, 1/12/22	699
3,420,000	Turkey Government Bond, 10.40%, 3/20/24	978
1,350,000	Turkey Government Bond, 10.50%, 1/15/20	381
8,160,000	Turkey Government Bond, 10.60%, 2/11/26	2,360

		12,701

United Kingdom (IDR) (1%)
27,400,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 (a)	2,217

United Kingdom (INR) (2%)
55,000,000	Standard Chartered Bank/Singapore (India
	Government Bond) 144A, 7.59%, 1/13/26 (a)	901
85,000,000	Standard Chartered Bank/Singapore (India
	Government Bond) 144A, 7.61%, 5/13/30 (a)(b)	1,406
39,000,000	Standard Chartered Bank/Singapore (India
	Government Bond) 144A, 8.83%, 11/29/23 (a)	671

Principal or Shares	Security Description	Value (000)

13,000,000	Standard Chartered Bank/Singapore (India Government Bond), 9.34%, 8/27/24	$226

		3,204

United Kingdom (LKR) (1%)
281,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	1,831
40,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 (a)	259

		2,090

United States (EGP) (1%)
29,600,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/25/18 (a)	1,506
9,200,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 3/08/18 (a)	460

		1,966

United States (GHS) (1%)
2,600,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(b)	689
1,900,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(b)	503

		1,192

United States (IDR) (4%)
5,500,000,000	Indonesia Treasury Bond 144A, 8.38%, 3/19/24 (a)	447
18,740,000,000	Indonesia Treasury Bond 144A, 8.38%, 9/17/26 (a)	1,525
10,000,000,000	Indonesia Treasury Bond 144A, 8.75%, 6/03/31 (a)	838
49,194,000,000	Indonesia Treasury Bond 144A, 9.50%, 7/17/31 (a)	4,336
4,000,000,000	Indonesia Treasury Bond 144A, 11.00%, 9/17/25 (a)	373

		7,519

Uruguay (UYU) (0%)
18,200,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 (a)	686

Total Bonds (Cost - $165,628)		161,368

Investment Company (4%)
1,434,635	Payden Cash Reserves Money Market Fund *	1,435
478,709	Payden Emerging Markets Corporate Bond Fund, SI Class *	4,902

Total Investment Company (Cost - $6,335)		6,337

Total Investments (Cost - $171,963) (98%)		167,705

Other Assets, net of Liabilities (2%)		3,909

Net Assets (100%)		$171,614

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.

69 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 5,305)	Citibank, N.A.	$45
10/10/2017	Chilean Peso (Buy 1,074,900)	BNP PARIBAS	42
9/21/2017	Colombian Peso (Buy 3,833,000)	Citibank, N.A.	18
10/3/2017	Czech Koruna (Buy 129,660)	BNP PARIBAS	231
8/15/2017	Malaysian Ringgit (Buy 20,488)	Barclays Bank PLC	39
9/26/2017	Mexican Peso (Buy 50,190)	Credit Suisse First Boston International	58
9/25/2017	Peruvian Nuevo Sol (Buy 1,158)	Barclays Bank PLC	4
8/23/2017	Poland Zloty (Buy 4,400)	Barclays Bank PLC	34
10/20/2017	Romanian Leu (Buy 3,181)	HSBC Bank USA, N.A.	23
9/27/2017	South African Rand (Buy 7,490)	HSBC Bank USA, N.A.	18
10/25/2017	Thailand Baht (Buy 203,660)	Barclays Bank PLC	56
9/22/2017	Turkish Lira (Buy 6,121)	Barclays Bank PLC	15

			$583

Liabilities:
8/22/2017	Russian Ruble (Buy 62,190)	HSBC Bank USA, N.A.	$(16)
8/11/2017	South Korean Won (Sell 1,817,000)	BNP PARIBAS	(23)

			$(39)

70

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 (a)	$106

Argentina (USD) (4%)
200,000	Aeropuertos Argentina 2000 SA 144A, 6.88%, 2/01/27 (a)	209
200,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	216
200,000	Capex SA 144A, 6.88%, 5/15/24 (a)	201
230,000	Genneia SA 144A, 8.75%, 1/20/22 (a)	243
180,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	184
150,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	153
150,000	Provincia de Cordoba 144A, 7.45%, 9/01/24 (a)	156
270,000	YPF SA 144A, 8.50%, 3/23/21 (a)	300
120,000	YPF SA 144A, 8.50%, 7/28/25 (a)(b)	134

		1,796

Azerbaijan (USD) (0%)
200,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	204

Barbados (USD) (1%)
285,000	Columbus Cable Barbados Ltd. 144A, 7.38%, 3/30/21 (a)	305

Bermuda (USD) (3%)
220,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	196
425,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	415
200,000	GeoPark Latin America Ltd. Agencia en Chile 144A, 7.50%, 2/11/20 (a)	207
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	218

		1,036

Brazil (BRL) (1%)
670,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	218

Brazil (USD) (1%)
200,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 4.75%, 5/09/24 (a)	198
555,903	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	395

		593

Canada (USD) (3%)
200,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	207
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	444
225,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	235
200,000	Stoneway Capital Corp. 144A, 10.00%, 3/01/27 (a)	210

		1,096

Cayman Islands (USD) (7%)
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	226
262,000	Baidu Inc., 3.50%, 11/28/22	272
220,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	230
200,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	207
400,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)	430

Principal or Shares	Security Description	Value (000)

200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	$203
280,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	305
320,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (a)	318
307,450	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (a)	191
125,000	Vale Overseas Ltd., 5.88%, 6/10/21	137
70,000	Vale Overseas Ltd., 6.25%, 8/10/26	78
255,000	Vale Overseas Ltd., 6.88%, 11/21/36	285

		2,882

Chile (USD) (1%)
200,000	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47 (a)	202
316,764	Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 11/15/23	313

		515

China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	394

Colombia (USD) (2%)
200,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	200
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	231
395,000	Ecopetrol SA, 5.88%, 5/28/45	372

		803

Costa Rica (USD) (2%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	409
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	208
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	213

		830

Dominica Republic (USD) (1%)
200,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 6.75%, 3/30/29 (a)	216

Georgia (GEL) (1%)
500,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 (a)	210

Georgia (USD) (2%)
200,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	205
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	211
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	220

		636

Ghana (USD) (1%)
430,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	444

Hong Kong (USD) (3%)
325,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	325
420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	427
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	285

		1,037

India (USD) (2%)
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	242

71 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Export-Import Bank of India, 4.00%, 1/14/23	$209
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	201

		652

Indonesia (USD) (0%)
200,000	ABM Investama Tbk PT 144A, 7.13%, 8/01/22 (a)	199

Ireland (USD) (2%)
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 2/01/22	209
200,000	Alfa Bank AO Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	227
210,000	Phosagro OAO via Phosagro Bond Funding DAC 144A, 3.95%, 11/03/21 (a)	212

		648

Israel (USD) (2%)
445,000	Israel Electric Corp. Ltd., 3.11%, 1/17/18 (c)	446
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	375

		821

Jersey (USD) (0%)
200,000	Polyus Finance PLC 144A, 5.25%, 2/07/23 (a)	206

Kazakhstan (USD) (2%)
200,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)	193
280,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	297
310,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	305

		795

Luxembourg (USD) (8%)
410,000	Altice Financing SA 144A, 7.50%, 5/15/26 (a)	456
240,000	Altice Finco SA 144A, 7.63%, 2/15/25 (a)(b)	258
200,000	ARD Finance SA, 7.13%, 9/15/23	215
150,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	155
120,000	CSN Resources SA 144A, 6.50%, 7/21/20 (a)	92
290,000	Evraz Group SA 144A, 5.38%, 3/20/23 (a)	292
200,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 3/23/27 (a)	202
205,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	205
200,000	Kernel Holding SA 144A, 8.75%, 1/31/22 (a)	218
200,000	MHP SA 144A, 7.75%, 5/10/24 (a)	208
200,000	Raizen Fuels Finance SA 144A, 5.30%, 1/20/27 (a)	206
230,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	251
200,000	Ultrapar International SA 144A, 5.25%, 10/06/26 (a)	204
200,000	VM Holding SA 144A, 5.38%, 5/04/27 (a)	208

		3,170

Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	233

Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	185

Mexico (USD) (6%)
200,000	America Movil SAB de CV, 3.13%, 7/16/22	206

Principal or Shares	Security Description	Value (000)

200,000	Banco Mercantil del Norte SA/Grand Cayman 144A, 7.63%, 7/06/49 (a)(c)	$211
270,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	307
200,000	El Puerto de Liverpool SAB de CV 144A, 3.88%, 10/06/26 (a)	201
235,504	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	253
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)(b)	219
200,000	Grupo Cementos de Chihuahua SAB de CV 144A, 5.25%, 6/23/24 (a)	207
200,000	Grupo KUO SAB de CV 144A, 5.75%, 7/07/27 (a)	204
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	204
229,155	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	241
200,000	Unifin Financiera SAB de CV SOFOM ENR 144A, 7.00%, 1/15/25 (a)	198

		2,451

Morocco (USD) (1%)
200,000	BMCE Bank, 6.25%, 11/27/18	207
260,000	OCP SA 144A, 5.63%, 4/25/24 (a)	282

		489

Netherlands (USD) (9%)
235,000	Embraer Netherlands Finance BV, 5.40%, 2/01/27	248
310,000	Equate Petrochemical BV 144A, 4.25%, 11/03/26 (a)	323
200,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	200
200,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	202
420,000	Lukoil International Finance BV 144A, 4.75%, 11/02/26 (a)	433
200,000	Myriad International Holdings BV 144A, 4.85%, 7/06/27 (a)	207
200,000	Nostrum Oil & Gas Finance BV 144A, 8.00%, 7/25/22 (a)	201
675,000	Petrobras Global Finance BV, 4.38%, 5/20/23	656
240,000	Petrobras Global Finance BV, 5.38%, 1/27/21	247
260,000	Petrobras Global Finance BV, 6.13%, 1/17/22	274
110,000	Petrobras Global Finance BV, 7.38%, 1/17/27	119
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	167
130,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	125
70,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	64
200,000	VimpelCom Holdings BV 144A, 4.95%, 6/16/24 (a)	202

		3,668

Nigeria (USD) (1%)
200,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)	214

Panama (USD) (2%)
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	198
400,000	Global Bank Corp. 144A, 4.50%, 10/20/21 (a)	409

		607

72

Principal or Shares	Security Description	Value (000)

Paraguay (USD) (2%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	$413
200,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	209

		622

Peru (USD) (3%)
199,240	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	219
350,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)(c)	388
200,000	EL Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)	204
390,000	Scotiabank Peru SAA 144A, 4.50%, 12/13/27 (a)(c)	405

		1,216

Philippines (USD) (1%)
200,000	International Container Terminal Services Inc., 7.38%, 3/17/20	224

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	281

Russian Federation (RUB) (0%)
5,550,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27	96

Saint Lucia (USD) (0%)
200,000	Digicel International Finance Term Loan B 1L, 4.75%, 5/10/24 (d)	203

Senegal (USD) (1%)
200,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	206
200,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	230

		436

Singapore (USD) (3%)
240,000	BOC Aviation Ltd. 144A, 3.88%, 4/27/26 (a)	244
350,000	DBS Bank Ltd., 3.63%, 9/21/22 (c)(e)	350
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	203
200,000	ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26	199
355,000	Oversea-Chinese Banking Corp. Ltd. 144A, 3.15%, 3/11/23 (a)(c)	357

		1,353

Sri Lanka (USD) (1%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	212
210,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	227

		439

Thailand (USD) (1%)
140,000	Bangkok Bank PCL/Hong Kong 144A, 9.03%, 3/15/29 (a)	198
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24 (c)	208

		406

Turkey (TRY) (0%)
750,000	Turkey Government Bond, 8.50%, 9/14/22	198

Turkey (USD) (5%)
305,000	Akbank TAS 144A, 7.20%, 3/16/27 (a)(c)	319

Principal or Shares	Security Description	Value (000)

200,000	Finansbank AS/Turkey 144A, 4.88%, 5/19/22 (a)	$200
390,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	400
200,000	Turkiye Garanti Bankasi AS 144A, 6.13%, 5/24/27 (a)(c)	200
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	213
200,000	Turkiye Is Bankasi 144A, 6.13%, 4/25/24 (a)	204
210,000	Turkiye Is Bankasi 144A, 7.00%, 6/29/28 (a)(c)	212
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	274

		2,022

Ukraine (USD) (1%)
305,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (a)	317
170,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	172

		489

United Arab Emirates (USD) (3%)
300,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	305
200,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	204
270,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	328
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	232

		1,069

United Kingdom (LKR) (1%)
30,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	195
32,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 11.00%, 8/05/25 (a)	208

		403

United Kingdom (USD) (1%)
200,000	Liquid Telecommunications Financing PLC 144A, 8.50%, 7/13/22 (a)	205
200,000	Vedanta Resources PLC 144A, 7.13%, 5/31/23 (a)	211

		416

United States (EGP) (1%)
5,000,000	Citigroup Global Markets Holdings Inc. (Arab Republic of Egypt) 144A, 0.00%, 1/25/18 (a)	254

United States (USD) (3%)
200,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (a)	211
210,000	Frontier Communications Corp., 6.25%, 9/15/21	185
75,000	Novelis Corp. 144A, 6.25%, 8/15/24 (a)	80
200,000	NPC International Inc. Term Loan 2L, 8.50%, 4/08/25 (d)	203
200,000	Sable International Finance Term Loan B3 L1, 3.50%, 1/31/25 (d)	201
200,000	Stillwater Mining Co. 144A, 7.13%, 6/27/25 (a)	197
200,000	United Continental Holdings Inc., 6.00%, 12/01/20 (b)	219

		1,296

73 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Virgin Islands (British) (USD) (2%)
200,000	Arcos Dorados Holdings Inc. 144A, 5.88%, 4/04/27 (a)	$202
200,000	Arcos Dorados Holdings Inc. 144A, 6.63%, 9/27/23 (a)	219
150,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	160
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25	276

		857

Total Bonds (Cost - $38,785)		39,939

Investment Company (2%)
982,728	Payden Cash Reserves Money Market Fund *
	(Cost - $983)	983

Total Investments (Cost - $39,768) (102%)		40,922

Liabilities in excess of Other Assets (-2%)		(807)

Net Assets (100%)		$40,115

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $679 and the total market value of the collateral held by the Fund is $703. Amounts in 000s.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(d)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/25/2017	Peruvian Nuevo Sol (Buy 333)	Barclays Bank PLC	$1

Liabilities:
9/21/2017	Colombian Peso (Buy 297,000)	Citibank, N.A.	$—
8/11/2017	South Korean Won (Sell 226,000)	BNP PARIBAS	(3)

			$(3)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Appreciation (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD —(a)	$—(a)

(a)	Amount is less than $500.

74

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (84%)
Consumer Discretionary (9%)
58,000	Home Depot Inc.	$8,677
251,400	Las Vegas Sands Corp.	15,489
133,200	McDonald’s Corp.	20,664
153,800	Six Flags Entertainment Corp.	8,746
155,200	Starbucks Corp.	8,378
196,200	Target Corp.	11,119
136,700	Yum! Brands Inc.	10,318

		83,391

Consumer Staple (9%)
332,300	Altria Group Inc.	21,590
76,200	Anheuser-Busch InBev SA/NV	9,194
179,261	British American Tobacco PLC	11,207
57,100	Costco Wholesale Corp.	9,051
238,000	Japan Tobacco Inc.	8,277
107,400	Kraft Heinz Co.	9,393
83,000	Philip Morris International Inc.	9,687

		78,399

Energy (9%)
116,900	Chevron Corp.	12,764
133,200	Exxon Mobil Corp.	10,662
272,300	Marathon Petroleum Corp.	15,246
123,300	Occidental Petroleum Corp.	7,636
336,400	ONEOK Inc.	19,030
114,300	Phillips 66	9,573

		74,911

Financial (11%)
46,700	Allianz SE	9,951
376,100	Bank of America Corp.	9,071
115,800	Bank of Hawaii Corp.	9,689
213,900	BB&T Corp.	10,122
236,600	Citizens Financial Group Inc.	8,300
285,400	JPMorgan Chase & Co.	26,200
177,000	Toronto-Dominion Bank	9,123
350,400	Wells Fargo & Co.	18,900

		101,356

Healthcare (11%)
127,000	AbbVie Inc.	8,879
83,200	Amgen Inc.	14,519
108,200	Eli Lilly & Co.	8,944
147,800	Gilead Sciences Inc.	11,246
140,500	Johnson & Johnson	18,647
349,200	Merck & Co. Inc.	22,307
454,100	Pfizer Inc.	15,058

		99,600

Industrial (9%)
309,600	Atlantia SpA	9,415
59,800	Boeing Co.	14,499
147,100	Emerson Electric Co.	8,769
91,100	Lockheed Martin Corp.	26,613
83,400	United Parcel Service Inc.	9,198
179,200	Waste Management Inc.	13,467

		81,961

Information Technology (3%)
61,300	International Business Machines Corp.	8,868
247,800	QUALCOMM Inc.	13,181

		22,049

Material (1%)
148,400	Dow Chemical Co.	9,533

Principal or Shares	Security Description	Value (000)
Technology (13%)
689,100	Cisco Systems Inc.	$21,672
473,200	Intel Corp.	16,784
361,500	Maxim Integrated Products Inc.	16,427
270,800	Microsoft Corp.	19,687
278,400	Paychex Inc.	16,105
199,800	Texas Instruments Inc.	16,260
63,400	Tokyo Electron Ltd.	8,957

		115,892

Telecommunication (3%)
212,100	AT&T Inc.	8,272
198,500	BCE Inc.	9,316
256,000	Verizon Communications Inc.	12,390

		29,978

Utility (6%)
190,400	American Electric Power Co. Inc.	13,431
141,200	Consolidated Edison Inc.	11,700
105,000	Duke Energy Corp.	8,938
423,500	Red Electrica Corp. SA	9,084
285,000	Southern Co.	13,660

		56,813

Total Common Stock		753,883

Master Limited Partnership (4%)
630,400	Enterprise Products Partners LP	17,147
203,600	Spectra Energy Partners LP	9,203
328,200	Williams Partners LP (a)	13,597

Total Master Limited Partnership		39,947

Preferred Stock (3%)
95,700	Bank of America Corp., 6.625% (a)	2,603
103,000	BB&T Corp., 5.625%	2,745
60,000	Capital One Financial Corp., 5.20%	1,497
95,900	Discover Financial Services, 6.50%	2,463
208,000	Goldman Sachs Group Inc., 5.50% (a)	5,778
119,900	Kinder Morgan Inc./DE., 9.75% (a)	5,308
110,900	US Bancorp, 6.50%	3,309

Total Preferred Stock		23,703

Real Estate Investment Trust (6%)
83,400	CoreSite Realty Corp.	9,056
111,300	Crown Castle International Corp.	11,195
93,300	Digital Realty Trust Inc.	10,761
163,500	Prologis Inc.	9,942
44,400	Public Storage	9,127

Total Real Estate Investment Trust		50,081

Total Stocks (Cost - $765,407)		867,614

Corporate Bond (1%)
6,000,000	Citigroup Inc., 6.30%, 12/29/49 (b)	6,548
6,000,000	JPMorgan Chase & Co., 6.10%, 10/29/49 (b)	6,630

Total Corporate Bond (Cost - $12,473)		13,178

Investment Company (1%)
10,502,211	Payden Cash Reserves Money Market Fund *
	(Cost - $10,502)	10,502

Total Investments (Cost - $788,382) (99%)		891,294
Other Assets, net of Liabilities (1%)		4,481

Net Assets (100%)		$895,775

75 Payden Mutual Funds

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $5,626 and the total market value of the collateral held by the Fund is $5,747. Amounts in 000s.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
8/8/2017	Euro (Sell 31,267)	Citibank, N.A.	$(1,321)
8/8/2017	Japanese Yen (Sell 1,927,200)	Barclays Bank PLC	(454)

			$(1,775)

76

Schedule of Investments - July 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (22%)
1,555,000	ALM XVI Ltd./ALM XVI LLC 144A, 2.35%, 7/15/27 (a)(b)	$1,555
1,580,000	Apidos CDO 144A, 4.80%, 4/15/25 (a)(b)	1,581
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 4.81%, 4/20/25 (a)(b)	1,750
850,000	BlueMountain CLO 2014-2 Ltd. 144A, 2.24%, 7/20/26 (a)(b)	850
1,100,000	BlueMountain CLO 2014-3 Ltd. 144A, 4.50%, 10/15/26 (a)(b)	1,105
850,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.79%, 4/27/27 (a)(b)	851
2,480,000	Cedar Funding II CLO Ltd. 144A, 2.52%, 6/09/30 (a)(b)	2,483
700,000	Cent CLO LP 144A, 2.43%, 7/23/25 (a)(b)	701
1,750,000	Cent CLO LP 144A, 4.76%, 7/23/25 (a)(b)	1,751
960,000	CIFC Funding 2013-III Ltd. 144A, 4.56%, 10/24/25 (a)(b)	969
920,000	CIFC Funding 2014-III Ltd. 144A, 2.26%, 7/22/26 (a)(b)	920
566,486	Colony American Homes 2014-1 144A, 2.38%, 5/17/31 (a)(b)	570
448,905	Colony American Homes 2014-2 144A, 2.18%, 7/17/31 (a)(b)	449
677,260	Colony American Homes 2015-1 144A, 2.43%, 7/17/32 (a)(b)	682
1,626,271	Colony Starwood Homes 2016-2 Trust 144A, 2.48%, 12/17/33 (a)(b)	1,645
2,541,495	Countrywide Asset-Backed Certificates, 4.84%, 10/25/46 (a)	2,398
2,250,000	Domino’s Pizza Master Issuer LLC 144A, 2.49%, 7/25/47 (a)(b)	2,245
2,250,000	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,246
1,970,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	2,018
1,430,000	Dryden 31 Senior Loan Fund 144A, 2.38%, 4/18/26 (a)(b)	1,430
1,730,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	1,795
243,132	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 1.48%, 12/25/35 (a)	236
1,852,050	Invitation Homes 2014-SFR2 Trust 144A, 2.33%, 9/17/31 (a)(b)	1,859
826,819	Invitation Homes 2015-SFR2 Trust 144A, 2.58%, 6/17/32 (a)(b)	831
202,975	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	220
8,579	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	9
560,000	Madison Park Funding XIII Ltd. 144A, 2.42%, 1/19/25 (a)(b)	560
1,460,000	Madison Park Funding XIV Ltd. 144A, 2.43%, 7/20/26 (a)(b)	1,464
1,100,000	Magnetite IX Ltd. 144A, 2.81%, 7/25/26 (a)(b)	1,100

Principal or Shares	Security Description	Value (000)

450,000	Octagon Investment Partners 24 Ltd. 144A, 2.62%, 5/21/27 (a)(b)	$450
350,000	Octagon Investment Partners XVII Ltd. 144A, 2.31%, 10/25/25 (a)(b)	351
1,450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	1,510
39,436	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33 (a)	39
1,200,000	Springleaf Funding Trust 2017-A 144A, 2.68%, 7/15/30 (b)	1,208
1,970,000	Thacher Park CLO Ltd. 144A, 2.47%, 10/20/26 (a)(b)	1,970
875,000	Tyron Park CLO Ltd. 144A, 4.80%, 7/15/25 (a)(b)	876
900,000	Venture XVII CLO Ltd. 144A, 2.38%, 7/15/26 (a)(b)	900
237,057	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	238
282,570	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	284
593,472	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	597
345,638	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (b)	348
1,950,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	1,995
450,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	457

Total Asset Backed (Cost - $46,923)		47,496

Bank Loans(c) (4%)
420,000	Air Canada Term Loan B 1L, 3.46%, 10/06/23	423
315,576	Allison Transmission Inc. Term Loan B 1L, 3.24%, 9/23/22	318
724,889	Berry Plastics Corp. Term Loan L 1L, 3.47%, 1/06/21	728
839,850	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.98%, 7/29/21	845
1,323,250	Charter Communications Operating LLC Term Loan H 1L, 3.24%, 1/15/22	1,332
1,150,000	Digicel International Finance Term Loan B 1L, 4.75%, 5/10/24	1,166
996,450	J.C. Penney Corp., Inc. Term Loan B 1L, 5.45%, 6/23/23	993
668,100	Michaels Stores Inc. Term Loan B1 1L, 3.98%, 1/28/23	670
635,593	Sabre Global Inc. Term Loan B 1L, 3.98%, 2/22/24	641
716,400	Serta Simmons Bedding LLC Term Loan 1L, 4.74%, 11/08/23	719

Total Bank Loans (Cost - $7,783)		7,835

Corporate Bond (30%)
390,000	AbbVie Inc., 2.30%, 5/14/21	391
1,020,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	1,025
690,000	Aircastle Ltd., 4.63%, 12/15/18	712
750,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	753
320,000	Allergan Funding SCS, 3.00%, 3/12/20	328
780,000	Ally Financial Inc., 4.25%, 4/15/21	804
420,000	Amgen Inc., 3.88%, 11/15/21	447

77 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (b)	$600
740,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	753
1,020,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (b)	1,025
610,000	Arizona Public Service Co., 2.20%, 1/15/20	613
1,250,000	AT&T Inc., 2.85%, 2/14/23	1,253
760,000	AT&T Inc., 3.20%, 3/01/22	777
750,000	AT&T Inc., 3.90%, 8/14/27	751
750,000	AT&T Inc., 5.15%, 2/14/50	749
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	760
600,000	AutoZone Inc., 2.50%, 4/15/21	601
1,000,000	Bank of America Corp., 2.15%, 11/09/20	1,000
590,000	Bank of America Corp., 3.12%, 1/20/23 (a)	601
520,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	519
550,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	558
470,000	BNZ International Funding Ltd./London, 2.35%, 3/04/19 (d)	473
950,000	BNZ International Funding Ltd./London 144A, 2.40%, 2/21/20 (b)	956
600,000	BPCE SA, 2.08%, 5/31/22 (a)	600
700,000	BPCE SA 144A, 2.39%, 5/22/22 (a)(b)	710
1,130,000	Cardinal Health Inc., 2.62%, 6/15/22	1,141
850,000	Citigroup Inc., 2.28%, 5/17/24 (a)	853
390,000	Citigroup Inc., 2.75%, 4/25/22	392
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,218
600,000	Citizens Bank NA/Providence RI, 2.20%, 5/26/20	601
840,000	CNOOC Finance 2012 Ltd. 144A, 3.88%, 5/02/22 (b)	879
1,000,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	1,029
750,000	CSC Holdings LLC, 8.63%, 2/15/19	823
790,000	CVS Health Corp., 2.80%, 7/20/20	809
1,100,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	1,107
1,010,000	Dell International LLC / EMC Corp. 144A, 4.42%, 6/15/21 (b)	1,067
480,000	DISH DBS Corp., 4.25%, 4/01/18	487
1,090,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)(e)	1,090
1,270,000	Dominion Energy Inc., 2.50%, 12/01/19	1,283
1,200,000	eBay Inc., 2.18%, 1/30/23 (a)	1,208
230,000	Electronic Arts Inc., 3.70%, 3/01/21	241
450,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	455
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	774
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	803
600,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	600
840,000	General Motors Financial Co. Inc., 2.61%, 6/30/22 (a)	846
1,200,000	Goldman Sachs Group Inc., 2.27%, 6/05/23 (a)	1,207
1,145,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	1,161
1,100,000	Guardian Life Global Funding 144A, 2.00%, 4/26/21 (b)	1,085

Principal or Shares	Security Description	Value (000)

920,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	$953
530,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (b)	532
488,000	Hyundai Capital America 144A, 2.55%, 4/03/20 (b)	489
730,000	Hyundai Capital Services Inc. 144A, 3.00%, 3/06/22 (b)	731
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	250
860,000	International Lease Finance Corp., 3.88%, 4/15/18	872
360,000	International Lease Finance Corp., 5.88%, 4/01/19	382
1,620,000	JPMorgan Chase & Co., 2.78%, 4/25/23 (a)	1,628
660,000	KeyCorp, 2.90%, 9/15/20	675
1,150,000	Manufacturers & Traders Trust Co., 2.50%, 5/18/22	1,155
1,120,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	1,142
740,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	742
880,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	889
480,000	Morgan Stanley, 1.98%, 2/14/20 (a)	482
650,000	Morgan Stanley, 2.24%, 7/22/22 (a)	651
780,000	Morgan Stanley, 2.45%, 2/01/19	787
255,000	Morgan Stanley, 2.49%, 1/20/22 (a)	258
360,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	373
870,000	NextEra Energy Capital Holdings Inc., 2.30%, 4/01/19	877
162,000	Reynolds American Inc., 3.25%, 6/12/20	167
1,110,000	Roper Technologies Inc., 2.80%, 12/15/21	1,123
550,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	619
750,000	Sherwin-Williams Co., 2.25%, 5/15/20	755
910,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (b)	924
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	891
420,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	427
420,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	414
770,000	UBS AG/London 144A, 1.80%, 6/08/20 (a)(b)	774
260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	268
2,140,000	Verizon Communications Inc., 3.13%, 3/16/22	2,184
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	970
520,000	Wells Fargo & Co., 3.07%, 1/24/23	530
1,130,000	Westpac Banking Corp., 2.60%, 11/23/20	1,147
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (b)	458
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (b)	636

Total Corporate Bond (Cost - $64,359)		65,073

Foreign Government (11%)
1,860,000	Argentine Republic Government International
	Bond, 3.88%, 1/15/22 EUR (f)	2,196

78

Principal or Shares	Security Description	Value (000)

900,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	$981
1,500,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)(e)	1,665
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	1,139
1,000,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	1,097
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	1,000
1,990,000	Hungary Government International Bond, 6.25%, 1/29/20	2,173
600,000	Indonesia Government International Bond, 4.88%, 5/05/21 (d)	646
440,000	Indonesia Government International Bond 144A, 4.88%, 5/05/21 (b)	474
1,010,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	1,105
1,030,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	1,059
1,050,000	Nigeria Government International Bond, 5.13%, 7/12/18 (d)	1,066
500,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (b)	527
1,200,000	Republic of Belarus International Bond, 8.95%, 1/26/18	1,233
1,100,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	1,175
1,870,000	Romanian Government International Bond, 6.75%, 2/07/22 (d)	2,173
840,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	966
870,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	911
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	917
1,100,000	Turkey Government International Bond, 5.63%, 3/30/21	1,175
840,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	917

Total Foreign Government (Cost - $24,171)		24,595

Mortgage Backed (33%)
398,396	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	325
207,857	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	170
373,332	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	317
2,569,454	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	2,205
264,980	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	231
1,784,432	American Home Mortgage Assets Trust 2007-2, 1.36%, 3/25/47 (a)	1,655
590,530	Banc of America Funding 2005-H Trust, 3.22%, 11/20/35 (a)	510

Principal or Shares	Security Description	Value (000)

575,735	Chase Mortgage Finance Corp., 6.00%, 5/25/37	$462
170,422	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	158
1,141,513	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.24%, 3/20/36 (a)	992
841,484	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.35%, 2/25/47 (a)	733
1,150,000	Cosmopolitan Hotel Trust 2016-COSMO 144A, 2.63%, 11/15/33 (a)(b)	1,158
1,308,119	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,141
792,784	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	692
653,171	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	631
739,890	Fannie Mae Connecticut Avenue Securities, 2.08%, 11/25/29 (a)	743
2,019,096	Fannie Mae Connecticut Avenue Securities, 2.38%, 9/25/29 (a)	2,038
2,162,391	Fannie Mae Connecticut Avenue Securities, 2.53%, 4/25/29 (a)	2,195
804,133	Fannie Mae Connecticut Avenue Securities, 2.53%, 7/25/29 (a)	814
758,037	Fannie Mae Connecticut Avenue Securities, 2.58%, 1/25/29 (a)	766
1,049,188	Fannie Mae Connecticut Avenue Securities, 5.23%, 5/25/25 (a)	1,135
1,050,000	Fannie Mae Connecticut Avenue Securities, 5.48%, 1/25/29 (a)	1,178
866,232	Fannie Mae Connecticut Avenue Securities, 5.78%, 2/25/25 (a)	939
661,902	Fannie Mae Connecticut Avenue Securities, 6.23%, 7/25/25 (a)	742
550,000	Fannie Mae Connecticut Avenue Securities, 6.23%, 7/25/25 (a)	609
1,400,000	Fannie Mae Connecticut Avenue Securities, 6.93%, 4/25/28 (a)	1,608
400,000	Fannie Mae Connecticut Avenue Securities, 7.23%, 9/25/28 (a)	474
820,264	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.09%, 9/25/36 (a)	737
1,400,052	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 7/25/29 (a)	1,420
919,935	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 8/25/29 (a)	931
4,548,535	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.43%, 10/25/29 (a)	4,618
1,281,596	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.88%, 4/25/24 (a)	1,306
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.93%, 3/25/28 (a)	573
1,040,000	FREMF 2017-KF32 Mortgage Trust 144A, 4.05%, 5/25/24 (a)(b)	1,045
1,036,405	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.58%, 3/25/35 (a)(b)	954

79 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

402,118	HarborView Mortgage Loan Trust 2004-10, 3.66%, 1/19/35 (a)	$394
103,542	HomeBanc Mortgage Trust 2004-1, 2.09%, 8/25/29 (a)	97
307,526	IndyMac Index Mortgage Loan Trust 2005-AR13, 3.24%, 8/25/35 (a)	277
324,894	JP Morgan Alternative Loan Trust, 1.40%, 8/25/36 (a)	323
148,190	JP Morgan Mortgage Trust, 6.00%, 7/25/36	132
583,168	JP Morgan Mortgage Trust, 6.00%, 6/25/37	484
474,460	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)(b)	481
135,859	MLCC Mortgage Investors Inc., 3.06%, 2/25/36 (a)	135
838,505	Morgan Stanley Mortgage Loan Trust, 3.21%, 1/25/35 (a)	808
431,784	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(b)	453
527,301	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)(b)	551
866,984	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (a)(b)	944
277,921	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	288
626,957	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	654
845,652	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)(b)	874
1,540,954	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (a)(b)	1,605
1,539,204	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (a)(b)	1,617
1,039,946	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(b)	1,095
1,800,000	New Residential Mortgage Loan Trust 2017-5 144A, 2.73%, 6/25/57 (a)(b)	1,843
157,636	Prime Mortgage Trust, 5.00%, 10/25/35	156
1,823,506	RALI Series 2005-QA7 Trust, 3.87%, 7/25/35 (a)	1,643
1,503,016	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	1,434
157,672	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	143
682,906	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	640
487,585	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	441
1,770,000	Ripon Mortgages PLC 144A, 1.17%, 8/20/56 GBP (a)(b)(f)	2,344
205,573	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)(b)	206
280,195	Structured Adjustable Rate Mortgage Loan Trust, 3.31%, 12/25/35 (a)	227
34,395	Structured Adjustable Rate Mortgage Loan Trust, 3.35%, 8/25/34 (a)	34
309,130	Structured Adjustable Rate Mortgage Loan Trust, 3.41%, 8/25/34 (a)	304
3,453,368	Structured Asset Mortgage Investments II Trust 2006-AR7, 1.44%, 8/25/36 (a)	3,021
1,442,378	Structured Asset Mortgage Investments Inc., 1.54%, 12/25/35 (a)	1,244

Principal or Shares	Security Description	Value (000)

1,002,284	Structured Asset Mortgage Investments Inc., 1.93%, 1/19/34 (a)	$976
352,831	Structured Asset Mortgage Investments Inc., 2.98%, 5/25/36 (a)	232
10,595	Structured Asset Mortgage Investments Inc., 4.18%, 7/25/32 (a)	11
1,069,564	Vendee Mortgage Trust IO, 3.75%, 12/15/33	53
170,633	WaMu Mortgage Pass Through Certificates, 1.67%, 5/25/46 (a)	162
385,523	WaMu Mortgage Pass Through Certificates, 2.45%, 10/25/36 (a)	358
1,335,529	WaMu Mortgage Pass Through Certificates, 2.92%, 9/25/36 (a)	1,266
668,953	WaMu Mortgage Pass Through Certificates, 2.95%, 10/25/36 (a)	652
994,771	WaMu Mortgage Pass Through Certificates, 3.00%, 7/25/37 (a)	828
659,154	WaMu Mortgage Pass Through Certificates, 3.03%, 9/25/36 (a)	584
539,008	WaMu Mortgage Pass Through Certificates, 3.16%, 2/25/37 (a)	513
1,724,443	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.55%, 8/25/45 (a)	1,713
529,690	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, 1.90%, 1/25/47 (a)	520
2,323,290	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.16%, 2/25/37 (a)	2,145
347,757	Wells Fargo Mortgage Backed Securities Trust, 3.20%, 6/25/35 (a)	296
365,522	Wells Fargo Mortgage Backed Securities Trust, 3.30%, 9/25/34 (a)	311

Total Mortgage Backed (Cost - $69,498)		71,717

U.S. Treasury (1%)
2,050,000	U.S. Treasury Note, 1.25%, 5/31/19 (g) (Cost - $2,045)	2,047

Purchased Put Options (0%)
685	iShares 20+ Year Treasury Bond ETF, 117, 8/18/17	3
715	iShares 20+ Year Treasury Bond ETF, 117, 9/01/17	8
337	S & P 500 Index, 2060, 8/31/17	24
338	S & P 500 Index, 2065, 8/18/17	12

Total Purchased Put Options (Cost - $86)		47

Investment Company (2%)
4,623,427	Payden Cash Reserves Money Market Fund * (Cost - $4,623)	4,623

Total Investments (Cost - $219,488) (103%)		223,433
Liabilities in excess of Other Assets (-3%)		(5,822)

Net Assets (100%)		$217,611

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2017. The stated maturity is subject to prepayments.
(d)	Security offered and sold outside the United States, and thus is exempt from

80

registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of these securities are on loan. At July 31, 2017, the total market value of the Fund’s securities on loan is $1,860 and the total market value of the collateral held by the Fund is $1,926. Amounts in 000s.
(f)	Principal in foreign currency.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/17/2017	Brazilian Real (Buy 1,691)	Citibank, N.A.	$10
10/23/2017	British Pound (Buy 2,471)	Royal Bank of Canada	23
9/28/2017	Norwegian Krone (Buy 20,598)	HSBC Bank USA, N.A.	194
10/13/2017	Russian Ruble (Buy 32,270)	HSBC Bank USA, N.A.	5
10/13/2017	Turkish Lira (Buy 1,926)	Bank of America N.A.	9

			$241

Liabilities:
10/27/2017	Australian Dollar (Sell 4,056)	State Street Bank & Trust Co.	$(23)
8/8/2017	British Pound (Sell 1,781)	HSBC Bank USA, N.A.	(46)
10/25/2017	Canadian Dollar (Sell 6,052)	HSBC Bank USA, N.A.	(11)
8/8/2017	Euro (Sell 1,891)	Citibank, N.A.	(91)
9/28/2017	Euro (Sell 2,175)	HSBC Bank USA, N.A.	(146)
10/23/2017	Euro (Sell 2,758)	Royal Bank of Canada	(27)

			$(344)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
5	U.S. 10 Year Ultra Future	Sep-17	$(675)	$(2)
4	U.S. Ultra Bond Future	Sep-17	(658)	(4)

				$(6)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)		Unrealized Depreciation (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD —	(a)	$—	(a)

						$—

(a)	Amount is less than $500.

81 Payden Mutual Funds

July 31, 2017

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market Fund, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Fund qualifies as a government money market fund under the Money Market Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

82

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund

83    Payden Mutual Funds

invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

84

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Funds during the period ended July 31, 2017 were as follows.

	Number of Contracts	Premiums
Core Bond
Options outstanding at October 31, 2016	—	—
Options written	19,360,000	$315,000

Options outstanding at July 31, 2017	19,360,000	$315,000

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2017 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	3%	1%	0%	0%
Low Duration	2%	1%	24%	0%
U.S. Government	0%	0%	26%	0%
GNMA	0%	0%	31%	0%
Core Bond	5%	0%	23%	0%
Corporate Bond	2%	0%	33%	0%
Strategic Income	5%	0%	22%	0%
Absolute Return Bond	11%	0%	10%	0%
High Income	3%	0%	0%	0%
Global Low Duration	7%	2%	25%	0%
Global Fixed Income	60%	0%	47%	0%
Emerging Markets Bond	5%	0%	6%	0%
Emerging Markets Local Bond	20%	0%	5%	0%
Emerging Markets Corporate Bond	3%	0%	10%	0%

85    Payden Mutual Funds

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2016	Purchases	Sales	Dividends	Value July 31, 2017

Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,841,621	$1,521,952,572	$1,517,636,004	$21,879	$14,158,189
Low Duration	14,583,353	1,695,948,868	1,697,851,848	22,100	12,680,373
U.S. Government	7,153,328	1,387,404,700	1,389,605,603	21,154	4,952,425
GNMA	10,945,609	1,070,296,153	1,072,482,026	14,291	8,759,736
Core Bond	22,577,671	1,416,343,023	1,423,141,069	21,563	15,779,625
Corporate Bond	8,885,188	561,993,084	560,049,289	9,610	10,828,983
Strategic Income	2,669,065	673,067,377	658,299,620	11,696	17,436,822

86

Fund	Value October 31, 2016	Purchases	Sales	Dividends	Value July 31, 2017
Absolute Return	$4,493,699	$301,718,043	$305,255,859	$4,078	$955,883
Floating Rate	5,656,688	2,957,646,647	2,947,436,906	49,185	15,866,429
High Income	85,428,606	1,927,582,168	1,964,584,064	32,035	48,426,710
Global Low Duration	605,018	247,696,246	247,153,254	3,379	1,148,010
Global Fixed Income	686,938	396,311,112	396,572,045	5,072	426,005
Emerging Markets Bond	86,890,170	3,305,846,832	3,359,075,414	51,935	33,661,588
Emerging Markets Local Bond	1,657,231	284,958,469	285,181,065	4,210	1,434,635
Emerging Markets Corporate Bond	1,771,362	78,317,280	79,105,914	1,255	982,728
Equity Income	43,298,700	2,895,603,083	2,928,399,572	40,845	10,502,211
PK Cash Balance Plan Fund	7,173,828	462,340,214	464,890,615	6,595	4,623,427
Investments in High Income Fund — Investor Class
Global Fixed Income	$3,790,997	—	$3,848,332	$112,899	—
Investments in Floating Rate Fund — Investor Class
Global Fixed Income	$1,526,111	—	$1,536,804	—	—
Investments in Floating Rate Fund — SI Class
Core Bond	$15,206,494	—	$15,282,603	$356,493	—
High Income	—	$6,000,000	—	114,638	$5,988,083
Global Fixed Income	1,243,760	1,536,804	—	71,721	2,784,982
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$1,480,198	—	—	$62,034	$1,486,574
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$16,526,957	—	—	$567,480	$16,756,043
High Income	8,192,665	—	—	281,309	8,306,227
Emerging Markets Local Bond	4,834,962	—	—	166,016	4,901,982
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$4,490,355	—	$4,606,652	$183,685	—

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	Current Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a

87    Payden Mutual Funds

	Adviser Fees				Investor Class		SI Class
	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	Current Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income.	0.32%	0.32%	0.25%	0.25%	0.80%	0.53%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%		0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2018 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

88

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement.	—	—	$130,000	—	—	—	$130,000
U.S. Government	—	—	158,944	—	—	—	158,944
U.S. Treasury	—	—	79,996	—	—	—	79,996
Investment Company	$ 7,458	—	—	—	—	—	7,458

Limited Maturity
Asset Backed	—	—	111,931	—	—	—	111,931
Bank Loans	—	—	2,363	—	—	—	2,363
Certificate of Deposit	—	—	1,891	—	—	—	1,891
Commercial Paper	—	—	34,312	—	—	—	34,312
Corporate Bond	—	—	288,153	—	—	—	288,153
Foreign Government	—	—	7,673	—	—	—	7,673
Morgage Backed	—	—	50,548	—	—	—	50,548
Municipal	—	—	6,090	—	—	—	6,090
U.S. Government	—	—	102,511	—	—	—	102,511
Investment Company	14,158	—	—	—	—	—	14,158

Low Duration
Asset Backed	—	—	90,112	—	—	—	90,112
Bank Loans	—	—	4,022	—	—	—	4,022
Commercial Paper	—	—	14,999	—	—	—	14,999
Corporate Bond	—	—	495,557	—	—	—	495,557
Foreign Government	—	—	23,659	—	—	—	23,659
Morgage Backed	—	—	82,431	—	—	—	82,431
U.S. Government	—	—	289,280	—	—	—	289,280
Options Purchased	43	—	—	—	—	—	43
Investment Company	12,680	—	—	—	—	—	12,680

U.S. Government
Asset Backed	—	—	1,722	—	—	—	1,722
Mortgage Backed	—	—	107,163	—	—	—	107,163
Swaptions Purchased	—	—	28	—	—	—	28
U.S. Government	—	—	40,041	—	—	—	40,041
Investment Company	4,952	—	—	—	—	—	4,952

GNMA
Mortgage Backed	—	—	353,208	—	—	—	353,208
Swaptions Purchased	—	—	42	—	—	—	42
U.S. Government	—	—	3,726	—	—	—	3,726
Investment Company	8,760	—	—	—	—	—	8,760

89 Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Asset Backed	—	—	$ 64,241	—	—	—	$ 64,241
Bank Loans	—	—	16,532	—	—	—	16,532
Corporate Bond	—	—	288,842	—	—	—	288,842
Foreign Government	—	—	46,105	—	—	—	46,105
Morgage Backed	—	—	228,560	—	—	—	228,560
Municipal	—	—	6,920	—	—	—	6,920
Swaptions Purchased	—	—	305	—	—	—	305
U.S. Government	—	—	143,138	—	—	—	143,138
Investment Company	$32,536	—	—	—	—	—	32,536

Corporate Bond
Asset Backed	—	—	2,501	—	—	—	2,501
Corporate Bond	—	—	182,305	—	—	—	182,305
Investment Company	10,829	—	—	—	—	—	10,829

Strategic Income
Asset Backed	—	—	13,050	—	—	—	13,050
Bank Loans	—	—	8,302	—	—	—	8,302
Corporate Bond	—	—	84,648	—	—	—	84,648
Foreign Government	—	—	14,370	—	—	—	14,370
Mortgage Backed	—	—	32,111	—	—	—	32,111
Municipal	—	—	4,215	—	—	—	4,215
U.S. Government	—	—	42,157	—	—	—	42,157
Master Limited Partnership	2,077	—	—	—	—	—	2,077
Preferred Stock	1,124	—	—	—	—	—	1,124
Real Estate Investment Trust	1,867	—	—	—	—	—	1,867
Investment Company	17,437	—	—	—	—	—	17,437

Absolute Return Bond
Asset Backed	—	—	17,153	—	—	—	17,153
Bank Loans	—	—	3,401	—	—	—	3,401
Corporate Bond	—	—	30,044	—	—	—	30,044
Foreign Government	—	—	13,544	—	—	—	13,544
Mortgage Backed	—	—	26,380	—	—	—	26,380
Options Purchased	20	—	—	—	—	—	20
U.S. Government	—	—	4,593	—	—	—	4,593
Investment Company	956	—	—	—	—	—	956

90

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$ 7,823	—	—	—	$ 7,823
Bank Loans	—	—	160,453	—	—	—	160,453
Corporate Bond	—	—	18,963	—	—	—	18,963
Mortgage Backed	—	—	4,670	—	—	—	4,670
Investment Company	$15,866	—	—	—	—	—	15,866

High Income
Bank Loans	—	—	6,886	—	—	—	6,886
Corporate Bonds	—	—	488,534	—	—	—	488,534
Mortgage Backed	—	—	15,026	—	—	—	15,026
Preferred Stock	2,059	—	—	—	—	—	2,059
Investment Company	62,721	—	—	—	—	—	62,721

California Municipal Income
Municipal	—	—	54,208	—	—	—	54,208

Global Low Duration
Asset Backed	—	—	13,551	—	—	—	13,551
Bank Loans	—	—	526	—	—	—	526
Corporate Bond	—	—	72,069	—	—	—	72,069
Foreign Government	—	—	4,430	—	—	—	4,430
Mortgage Backed	—	—	9,537	—	—	—	9,537
Options Purchased	9	—	—	—	—	—	9
Swaptions Purchased	—	—	21	—	—	—	21
U.S. Government	—	—	12,148	—	—	—	12,148
Investment Company	1,148	—	—	—	—	—	1,148

Global Fixed Income
Asset Backed	—	—	3,421	—	—	—	3,421
Corporate Bond	—	—	51,334	—	—	—	51,334
Foreign Government	—	—	53,667	—	—	—	53,667
Mortgage Backed	—	—	16,716	—	—	—	16,716
U.S. Treasury	—	—	1,726	—	—	—	1,726
Investment Company	4,697	—	—	—	—	—	4,697

Emerging Markets Bond
Corporate Bond	—	—	316,917	—	—	—	316,917
Foreign Government	—	—	924,831	—	—	—	924,831
Investment Company	33,662	—	—	—	—	—	33,662

91 Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Corporate Bond	—	—	$ 26,074	—	—	—	$ 26,074
Foreign Government	—	—	135,294	—	—	—	135,294
Investment Company	$ 6,337	—	—	—	—	—	6,337

Emerging Markets Corporate Bond
Bank Loans	—	—	203	—	—	—	203
Corporate Bond	—	—	35,581	—	—	—	35,581
Foreign Government	—	—	4,155	—	—	—	4,155
Investment Company	983	—	—	—	—	—	983

Equity Income
Common Stock	753,883	—	—	—	—	—	753,883
Corporate Bond	—	—	13,178	—	—	—	13,178
Master Limited Partnership	39,947	—	—	—	—	—	39,947
Preferred Stock	23,703	—	—	—	—	—	23,703
Real Estate Investment Trust	50,081	—	—	—	—	—	50,081
Investment Company	10,502	—	—	—	—	—	10,502

PK Cash Balance Plan
Asset Backed	—	—	47,496	—	—	—	47,496
Bank Loans	—	—	7,835	—	—	—	7,835
Corporate Bond	—	—	65,073	—	—	—	65,073
Foreign Government	—	—	24,595	—	—	—	24,595
Mortgage Backed	—	—	71,717	—	—	—	71,717
U.S. Government	—	—	2,047	—	—	—	2,047
Options Purchased	47	—	—	—	—	—	47
Investment Company	4,623	—	—	—	—	—	4,623

92

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(274)	—	—	$(274)
Swaps	—	—	—	(18)	—	—	(18)

Low Duration
Forward currency contracts	—	—	—	(386)	—	—	(386)
Futures	$306	$(346)	—	—	—	—	(40)
Swaps	—	—	—	(437)	—	—	(437)

U.S Government
Futures	57	(69)	—	—	—	—	(12)

GNMA
Futures	115	(146)	—	—	—	—	(31)

Core Bond
Forward currency contracts	—	—	$812	(807)	—	—	5
Futures	84	(368)	—	—	—	—	(284)
Swaptions Written	—	—	—	(298)	—	—	(298)

Corporate Bond
Futures	51	(49)	—	—	—	—	2
Swaps	—	—	—	(26)	—	—	(26)

Strategic Income
Forward currency contracts	—	—	206	(190)	—	—	16
Futures	147	(35)	—	—	—	—	112

Absolute Return
Forward currency contracts	—	—	99	(217)	—	—	(118)
Futures	—	(3)	—	—	—	—	(3)

High Income
Forward currency contracts	—	—	413	(348)	—	—	65
Swaps	—	—	39	—	—	—	39

Global Low Duration
Forward currency contracts	—	—	87	(164)	—	—	(77)
Futures	58	(83)	—	—	—	—	(25)
Swaps	—	—	—	(57)	—	—	(57)

93 Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Global Fixed Income
Forward currency contracts	—	—	$502	$(2,332)	—	—	$(1,830)
Futures	$54	$(49)	—	—	—	—	5

Emerging Markets Bond
Forward currency contracts	—	—	18	(181)	—	—	(163)

Emerging Markets Local Bond
Forward currency contracts	—	—	583	(39)	—	—	544

Emerging Markets Corporate Bond
Forward currency contracts	—	—	1	(3)	—	—	(2)

Equity Income
Forward currency contracts	—	—	—	(1,775)	—	—	(1,775)

PK Cash Balance Plan
Forward currency contracts	—	—	241	(344)	—	—	(103)
Futures	—	(6)	—	—	—	—	(6)

1	Other financial instruments are swaps, futures contracts, forward currency contracts and swaptions written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaptions written are valued at market value.

5. Federal Income Taxes (amounts in (000s)

At July 31, 2017, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Cash Reserves Money Market.	$376,398	—	—	—
Limited Maturity	618,185	$2,366	$(921)	$1,445
Low Duration	1,008,227	6,022	(1,466)	4,556
U.S. Government	154,597	313	(1,004)	(691)
GNMA	359,664	7,535	(1,463)	6,072
Core Bond	813,033	17,126	(2,980)	14,146
Corporate Bond	191,061	5,105	(531)	4,574
Strategic Income	218,483	3,976	(1,101)	2,875
Absolute Return	94,967	1,216	(92)	1,124
Floating Rate	209,414	2,436	(4,075)	(1,639)
High Income	555,684	23,153	(3,611)	19,542
California Municipal Income	52,939	1,423	(154)	1,269
Global Low Duration	112,647	986	(194)	792

94

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Global Fixed Income.	$128,042	$4,300	$(781)	$3,519
Emerging Markets Bond	1,246,770	50,539	(21,899)	28,640
Emerging Markets Local Bond	172,566	7,810	(12,671)	(4,861)
Emerging Markets Corporate Bond	39,777	1,530	(385)	1,145
Equity Income	788,172	113,057	(9,935)	103,122
PK Cash Balance Plan Fund	220,944	3,047	(558)	2,489

95 Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan Payden
Joan Payden, Chairman and CEO
(principal executive officer)

Date	9/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan Payden
Joan Payden, Chairman and CEO
(principal executive officer)

Date	9/25/2017

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	9/25/2017

* Print the name and title of each signing officer under his or her signature.